UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02444
The Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class A
| ABNDX
for the six months ended June 30,
2026
This semi-annual shareholder report contains important information about The Bond Fund of America

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class C
| BFACX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 66	1.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-1
| BFAFX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-2
| ABNFX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class F-3
| BFFAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hyp
ot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 12	0.24% *
*Annualized.
Key fund s
tat
istics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-A
| CFAAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.62% *
*Annualized.
Key fund stat
is
tics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-C
| CFACX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
st
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 69	1.39% *
*Annualized.
Key fund stat
ist
ics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-E
| CFAEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothe
ti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.83% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-2
| FFBOX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a h
yp
othetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in m ill ions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class 529-F-3
| FBOFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 15	0.30% *
*Annualized.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-1
| RBFAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 66	1.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent o
f n
et assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2
| RBFBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings
by
asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-2E
| RBEBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.04% *
*Annualized.
Key fund st
ati
stics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-3
| RBFCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 44	0.89% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by a
sse
t type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-4
| RBFEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 29	0.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent o
f n
et assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5E
| RBFHX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based o
n a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-5
| RBFFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 14	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of n
et
assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-008-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Bond Fund of America
®
Class R-6
| RBFGX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 12	0.24% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holdings by asset type
 (percent of n
e
t assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-008-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. MFGEFP2-008-0826 © 2026 Capital Group. All rights reserved.

Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 96.73%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 32.14%
U.S. Treasury 31.60%
U.S. Treasury 4.375% 7/31/2026 (a)	USD1,221,000	$1,221,668
U.S. Treasury 3.75% 8/31/2026	200,000	199,984
U.S. Treasury 0.875% 9/30/2026	54,857	54,467
U.S. Treasury 3.50% 9/30/2026	420,000	419,672
U.S. Treasury 1.125% 10/31/2026	99,997	99,087
U.S. Treasury 2.00% 11/15/2026	55,600	55,201
U.S. Treasury 1.625% 11/30/2026	— (b)	— (b)
U.S. Treasury 4.25% 11/30/2026	297,064	297,481
U.S. Treasury 4.375% 12/15/2026	1,000	1,002
U.S. Treasury 4.25% 12/31/2026	50,000	50,070
U.S. Treasury 4.125% 1/31/2027	69,000	69,051
U.S. Treasury 2.25% 2/15/2027	1,598	1,581
U.S. Treasury 4.125% 2/15/2027	164,330	164,446
U.S. Treasury 4.125% 2/28/2027	200,000	200,160
U.S. Treasury 2.625% 5/31/2027	350,150	345,547
U.S. Treasury 3.875% 5/31/2027	99,699	99,500
U.S. Treasury 0.50% 6/30/2027	3,196	3,085
U.S. Treasury 3.75% 6/30/2027	854,115	851,129
U.S. Treasury 4.375% 7/15/2027	11,054	11,082
U.S. Treasury 3.875% 7/31/2027 (a)	1,167,140	1,163,926
U.S. Treasury 2.25% 8/15/2027	17,500	17,140
U.S. Treasury 3.75% 8/15/2027	425,000	423,183
U.S. Treasury 0.50% 8/31/2027	26,084	25,014
U.S. Treasury 3.625% 8/31/2027	100,000	99,420
U.S. Treasury 3.375% 9/15/2027	451,000	446,944
U.S. Treasury 3.50% 9/30/2027	821,714	815,300
U.S. Treasury 3.875% 10/15/2027	43,166	43,013
U.S. Treasury 0.50% 10/31/2027	35,000	33,358
U.S. Treasury 3.50% 10/31/2027	1,040,000	1,031,120
U.S. Treasury 4.125% 10/31/2027	22,500	22,488
U.S. Treasury 4.125% 11/15/2027	4,974	4,971
U.S. Treasury 3.375% 11/30/2027	267,339	264,475
U.S. Treasury 4.00% 12/15/2027	5,000	4,989
U.S. Treasury 0.625% 12/31/2027	25,000	23,729
U.S. Treasury 3.375% 12/31/2027	471,465	466,086
U.S. Treasury 3.875% 12/31/2027	112,100	111,633
U.S. Treasury 4.25% 1/15/2028	10,000	10,012
U.S. Treasury 3.50% 1/31/2028	11,709	11,589
U.S. Treasury 2.75% 2/15/2028	15,156	14,822
U.S. Treasury 4.25% 2/15/2028	18,000	18,021
U.S. Treasury 1.125% 2/29/2028	23,306	22,178
U.S. Treasury 3.375% 2/29/2028	175,000	172,830
U.S. Treasury 4.00% 2/29/2028	3,875	3,865
U.S. Treasury 1.25% 3/31/2028	25,580	24,335
U.S. Treasury 3.875% 3/31/2028	259,691	258,426
U.S. Treasury 3.75% 4/15/2028	311	308
U.S. Treasury 2.875% 5/15/2028	41,927	40,968
U.S. Treasury 3.75% 5/15/2028	3,764	3,736
U.S. Treasury 1.25% 5/31/2028	10,702	10,134
U.S. Treasury 3.625% 5/31/2028	3,400	3,367
U.S. Treasury 4.00% 5/31/2028 (c)	75,156	74,942
U.S. Treasury 1.25% 6/30/2028	42,000	39,680
U.S. Treasury 4.00% 6/30/2028	150,000	149,549
U.S. Treasury 4.125% 6/30/2028	329,629	329,455
U.S. Treasury 3.875% 7/15/2028	4,516	4,491
U.S. Treasury 1.00% 7/31/2028	70,000	65,636
U.S. Treasury 4.125% 7/31/2028	132,534	132,447
U.S. Treasury 2.875% 8/15/2028	3,276	3,191
U.S. Treasury 3.625% 8/15/2028	11,695	11,568
U.S. Treasury 3.375% 9/15/2028	60,621	59,617
U.S. Treasury 1.25% 9/30/2028	14,100	13,226
U.S. Treasury 4.625% 9/30/2028	50,000	50,486

1	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.50% 10/15/2028	USD36,139	$35,612
U.S. Treasury 3.50% 11/15/2028	311,910	307,221
U.S. Treasury 1.50% 11/30/2028	35,000	32,878
U.S. Treasury 4.375% 11/30/2028	103,137	103,617
U.S. Treasury 3.50% 12/15/2028	11,922	11,738
U.S. Treasury 3.50% 1/15/2029	474,210	466,652
U.S. Treasury 1.75% 1/31/2029	51,932	48,883
U.S. Treasury 4.00% 1/31/2029	21,384	21,296
U.S. Treasury 2.625% 2/15/2029	184,510	177,499
U.S. Treasury 4.25% 2/28/2029	441,037	442,002
U.S. Treasury 2.375% 3/31/2029	30,000	28,622
U.S. Treasury 3.875% 4/15/2029	67,423	66,923
U.S. Treasury 2.875% 4/30/2029	204,760	197,766
U.S. Treasury 4.625% 4/30/2029	28,005	28,347
U.S. Treasury 2.375% 5/15/2029	5,000	4,761
U.S. Treasury 3.875% 5/15/2029 (c)	9,392	9,322
U.S. Treasury 4.50% 5/31/2029	181,704	183,379
U.S. Treasury 4.125% 6/15/2029	8,338	8,331
U.S. Treasury 3.25% 6/30/2029	18,000	17,541
U.S. Treasury 4.25% 6/30/2029	58,000	58,140
U.S. Treasury 3.625% 8/31/2029	250,000	246,045
U.S. Treasury 3.50% 9/30/2029	61,600	60,358
U.S. Treasury 3.875% 9/30/2029	65,000	64,418
U.S. Treasury 4.125% 10/31/2029	286,293	285,879
U.S. Treasury 4.125% 11/30/2029	150,330	150,113
U.S. Treasury 3.875% 12/31/2029	169,618	167,961
U.S. Treasury 4.375% 12/31/2029	253,000	254,641
U.S. Treasury 3.50% 1/31/2030	152,870	149,442
U.S. Treasury 4.25% 1/31/2030	2,996	3,003
U.S. Treasury 1.50% 2/15/2030	60,500	55,123
U.S. Treasury 4.00% 2/28/2030	78,711	78,250
U.S. Treasury 3.875% 4/30/2030	429,436	424,823
U.S. Treasury 3.75% 5/31/2030	30,000	29,529
U.S. Treasury 3.875% 6/30/2030	21,559	21,311
U.S. Treasury 3.875% 7/31/2030 (a)	1,270,625	1,255,735
U.S. Treasury 4.00% 7/31/2030	15,360	15,250
U.S. Treasury 3.625% 8/31/2030	97,158	95,055
U.S. Treasury 3.625% 9/30/2030	192,751	188,500
U.S. Treasury 4.625% 9/30/2030 (a)	586,330	595,909
U.S. Treasury 3.625% 10/31/2030	350,000	342,095
U.S. Treasury 4.875% 10/31/2030 (a)	539,814	554,068
U.S. Treasury 0.875% 11/15/2030	110,000	95,537
U.S. Treasury 3.50% 11/30/2030	34,664	33,692
U.S. Treasury 3.625% 12/31/2030	280,609	274,006
U.S. Treasury 3.75% 12/31/2030	60,152	59,037
U.S. Treasury 4.00% 1/31/2031	135,000	133,839
U.S. Treasury 3.875% 3/31/2031	225,601	222,428
U.S. Treasury 3.875% 4/30/2031	754,000	743,250
U.S. Treasury 1.625% 5/15/2031	20,450	18,145
U.S. Treasury 4.125% 6/30/2031	279,416	278,445
U.S. Treasury 4.25% 6/30/2031	200,000	200,328
U.S. Treasury 4.125% 7/31/2031	247,529	246,533
U.S. Treasury 1.25% 8/15/2031	18,563	16,047
U.S. Treasury 3.75% 8/31/2031	66,500	65,053
U.S. Treasury 3.625% 9/30/2031	47,870	46,539
U.S. Treasury 4.125% 10/31/2031	69,534	69,200
U.S. Treasury 1.375% 11/15/2031	95,000	82,053
U.S. Treasury 4.125% 11/30/2031	8,000	7,958
U.S. Treasury 4.375% 1/31/2032	41,000	41,269
U.S. Treasury 1.875% 2/15/2032	25,000	22,058
U.S. Treasury 4.125% 2/29/2032	154,346	153,430
U.S. Treasury 4.00% 4/30/2032	285,000	281,282
U.S. Treasury 2.875% 5/15/2032	529	491
U.S. Treasury 4.125% 5/31/2032	175,000	173,783
U.S. Treasury 4.00% 6/30/2032 (a)	406,926	401,299
U.S. Treasury 4.00% 7/31/2032	532,342	524,731

The Bond Fund of America	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.75% 8/15/2032	USD27,904	$25,630
U.S. Treasury 3.875% 8/31/2032	4,294	4,202
U.S. Treasury 3.875% 9/30/2032	816	798
U.S. Treasury 3.75% 10/31/2032	48,000	46,586
U.S. Treasury 3.75% 11/30/2032	10,909	10,583
U.S. Treasury 3.875% 12/31/2032	203,000	198,250
U.S. Treasury 3.75% 2/28/2033	243,000	235,367
U.S. Treasury 4.25% 6/30/2033	104,750	104,345
U.S. Treasury 4.375% 5/15/2034	23,600	23,611
U.S. Treasury 3.875% 8/15/2034 (a)	315,559	304,835
U.S. Treasury 4.25% 11/15/2034	60,955	60,365
U.S. Treasury 4.625% 2/15/2035	286,119	290,724
U.S. Treasury 4.25% 5/15/2035	67,536	66,751
U.S. Treasury 4.25% 8/15/2035	353,748	349,291
U.S. Treasury 4.00% 11/15/2035	43,735	42,310
U.S. Treasury 4.125% 2/15/2036	252,183	246,091
U.S. Treasury 4.375% 5/15/2036 (a)(c)	1,195,308	1,189,051
U.S. Treasury 4.50% 8/15/2039	69,613	68,688
U.S. Treasury 4.375% 11/15/2039	23,253	22,592
U.S. Treasury 4.625% 2/15/2040	600	597
U.S. Treasury 1.125% 5/15/2040	51,250	32,452
U.S. Treasury 4.375% 5/15/2040	20,000	19,344
U.S. Treasury 1.375% 11/15/2040	41,650	26,943
U.S. Treasury 1.875% 2/15/2041	186,596	129,509
U.S. Treasury 4.75% 2/15/2041	61,385	61,419
U.S. Treasury 2.25% 5/15/2041	15,174	11,065
U.S. Treasury 1.75% 8/15/2041	111,952	75,078
U.S. Treasury 2.00% 11/15/2041	685	475
U.S. Treasury 3.125% 11/15/2041	300	245
U.S. Treasury 2.375% 2/15/2042	89,955	65,632
U.S. Treasury 3.25% 5/15/2042	122,319	100,761
U.S. Treasury 2.75% 8/15/2042	3,811	2,912
U.S. Treasury 3.375% 8/15/2042	6,700	5,593
U.S. Treasury 2.75% 11/15/2042	1,735	1,319
U.S. Treasury 4.00% 11/15/2042	10,583	9,553
U.S. Treasury 3.875% 2/15/2043	4,000	3,545
U.S. Treasury 2.875% 5/15/2043	62,268	47,800
U.S. Treasury 3.875% 5/15/2043	29,009	25,647
U.S. Treasury 3.625% 8/15/2043	74,259	63,271
U.S. Treasury 4.75% 11/15/2043	6,349	6,247
U.S. Treasury 4.50% 2/15/2044	223,630	213,025
U.S. Treasury 3.375% 5/15/2044	38,700	31,565
U.S. Treasury 4.625% 5/15/2044	63,000	60,869
U.S. Treasury 4.125% 8/15/2044	14,933	13,509
U.S. Treasury 2.50% 2/15/2045	99,361	69,693
U.S. Treasury 4.75% 2/15/2045	200,842	196,496
U.S. Treasury 3.00% 5/15/2045	1,460	1,111
U.S. Treasury 5.00% 5/15/2045	310,344	313,061
U.S. Treasury 4.875% 8/15/2045	187,446	186,055
U.S. Treasury 4.625% 11/15/2045	19,082	18,332
U.S. Treasury 2.50% 2/15/2046	32,377	22,330
U.S. Treasury 2.50% 5/15/2046	25,000	17,178
U.S. Treasury 5.00% 5/15/2046 (c)	94,690	95,400
U.S. Treasury 2.25% 8/15/2046	65,440	42,700
U.S. Treasury 2.875% 11/15/2046	4	3
U.S. Treasury 3.00% 5/15/2047	53,500	39,724
U.S. Treasury 2.75% 8/15/2047	11,687	8,267
U.S. Treasury 2.75% 11/15/2047	5,300	3,737
U.S. Treasury 3.00% 2/15/2048	101,999	75,105
U.S. Treasury 3.125% 5/15/2048	1,150	864
U.S. Treasury 3.00% 8/15/2048	80,295	58,829
U.S. Treasury 3.375% 11/15/2048	3,958	3,096
U.S. Treasury 3.00% 2/15/2049	1,866	1,361
U.S. Treasury 2.875% 5/15/2049	44,876	31,872
U.S. Treasury 2.25% 8/15/2049	116,760	72,655
U.S. Treasury 2.375% 11/15/2049	36,677	23,365

3	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.00% 2/15/2050	USD60,397	$35,210
U.S. Treasury 1.25% 5/15/2050	124,788	59,391
U.S. Treasury 1.375% 8/15/2050 (a)	352,055	172,727
U.S. Treasury 1.625% 11/15/2050	42,400	22,171
U.S. Treasury 1.875% 2/15/2051	57,065	31,720
U.S. Treasury 2.375% 5/15/2051	46,632	29,167
U.S. Treasury 2.00% 8/15/2051	95,568	54,436
U.S. Treasury 1.875% 11/15/2051	30,977	17,025
U.S. Treasury 2.25% 2/15/2052	33,579	20,223
U.S. Treasury 2.875% 5/15/2052	110,560	76,502
U.S. Treasury 4.00% 11/15/2052	24,179	20,688
U.S. Treasury 3.625% 2/15/2053	39,701	31,764
U.S. Treasury 4.125% 8/15/2053	14,957	13,069
U.S. Treasury 4.75% 11/15/2053	105,286	101,848
U.S. Treasury 4.25% 2/15/2054	29,331	26,173
U.S. Treasury 4.625% 5/15/2054	42,895	40,743
U.S. Treasury 4.25% 8/15/2054	35,578	31,767
U.S. Treasury 4.625% 2/15/2055	260,698	247,764
U.S. Treasury 4.75% 5/15/2055	165,072	160,160
U.S. Treasury 4.75% 8/15/2055 (a)	487,000	472,580
U.S. Treasury 4.625% 11/15/2055 (a)	554,610	527,667
U.S. Treasury 4.75% 2/15/2056 (a)(c)	1,833,205	1,780,785
U.S. Treasury 5.00% 5/15/2056	115,000	116,222
U.S. Treasury, interest only, 0% 8/15/2028	25,000	22,905
		31,840,738

U.S. Treasury inflation-protected securities 0.54%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (d)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (d)	33,576	33,046
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (d)	106,995	100,524
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (d)	197,891	191,831
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)	1	— (b)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (d)	17,459	15,269
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)	215,372	198,460
		539,130
Total U.S. Treasury bonds & notes		32,379,868
Corporate bonds and notes 31.32%
Financials 9.12%
AerCap Ireland Capital DAC 2.45% 10/29/2026	19,534	19,416
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (e)	EUR9,525	10,363
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)	USD34,534	35,836
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	12,575	13,030
Ally Financial, Inc. 8.00% 11/1/2031	4,512	5,009
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034) (e)	2,500	2,542
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (e)	EUR38,656	47,187
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (e)	27,109	32,375
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (e)	USD10,000	10,028
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (e)	4,000	4,090
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (e)	15,933	16,099
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (e)	8,649	9,229
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (e)	39,275	38,706
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (e)	14,179	14,207
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (e)	6,236	6,366
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (e)	40,417	41,878
American International Group, Inc. 4.85% 5/7/2030	4,355	4,380
American International Group, Inc. 5.125% 3/27/2033	21,129	21,288
American International Group, Inc. 5.45% 5/7/2035	9,483	9,676
American International Group, Inc. 4.375% 6/30/2050	6,730	5,578
AmWINS Group, Inc. 6.375% 2/15/2029 (f)	11,890	11,956
Aon Corp. 2.60% 12/2/2031	750	670
Aon Corp. 5.35% 2/28/2033	4,396	4,497
Aon Corp. 3.90% 2/28/2052	2,000	1,481
Aon North America, Inc. 5.15% 3/1/2029	22,500	22,817

The Bond Fund of America	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Aon North America, Inc. 5.30% 3/1/2031	USD500	$509
Aon North America, Inc. 5.45% 3/1/2034	25,911	26,442
Aon North America, Inc. 5.75% 3/1/2054	12,289	12,066
Apollo Debt Solutions BDC 6.90% 4/13/2029	9,442	9,693
Apollo Debt Solutions BDC 5.875% 8/30/2030	7,869	7,789
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	17,317	16,960
Apollo Debt Solutions BDC 6.70% 7/29/2031	10,267	10,471
Apollo Debt Solutions BDC 6.55% 3/15/2032 (f)	23,792	24,002
Apollo Debt Solutions BDC 6.55% 3/15/2032	7,919	7,989
Arch Capital Group, Ltd. 5.25% 6/15/2036	10,386	10,371
Arch Capital Group, Ltd. 5.95% 6/15/2056	3,926	3,965
Ares Capital Corp. 5.55% 1/15/2030	27,720	27,572
Arthur J. Gallagher & Co. 4.85% 12/15/2029	20,000	20,154
Arthur J. Gallagher & Co. 5.55% 2/15/2055	4,500	4,268
Athene Global Funding 4.83% 5/9/2028 (f)	20,000	19,960
Athene Global Funding 5.133% 6/1/2029 (f)	34,833	34,908
Athene Global Funding 4.721% 10/8/2029 (f)	3,200	3,165
Athene Global Funding 5.033% 7/17/2030 (f)	15,000	14,869
Athene Global Funding 5.543% 8/22/2035 (f)	6,721	6,618
Athene Holding, Ltd. 6.625% 5/19/2055	14,536	14,146
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (f)	1,518	1,637
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	27,600	27,563
Banco de Credito del Peru SA 5.80% 3/10/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.24% on 3/10/2030) (e)	5,823	5,879
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (e)	3,012	3,114
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (e)	EUR6,200	7,722
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (e)	23,800	27,787
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (e)	10,000	11,793
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (e)	10,000	11,978
Banco Internacional del Peru SAA 7.625% 1/16/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.652% on 1/16/2029) (e)	USD5,750	6,025
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (e)(f)	26,263	25,899
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (e)	6,250	6,163
Banco Santander SA 5.294% 8/18/2027	9,800	9,875
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (e)	7,800	7,756
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (e)	19,965	18,993
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (e)	5,930	5,910
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (e)	35,000	34,608
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (e)	314	314
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (e)	27,490	27,034
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (e)	30,222	28,783
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (e)	4,505	4,477
Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029) (e)	10,716	10,243
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (e)	4,750	4,481
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (e)	28,859	25,744
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (e)	30,640	27,193
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (e)	50,125	49,254
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (e)	23,525	21,340
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (e)	104,249	103,394
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (e)	56,049	49,524
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (e)	13,900	12,375
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (e)	13,010	11,746
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (e)	5,128	5,362
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034) (e)	1,115	1,137
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (e)	75,511	74,398
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040) (e)	530	385
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (e)	926	581
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (e)	12,000	11,989

5	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (e)(f)	USD9,200	$9,149
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (e)(f)	17,739	17,731
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (e)	9,000	8,989
Bank of Montreal 4.062% 9/22/2028 (USD-SOFR + 0.75% on 9/22/2027) (e)	903	898
Bank of Montreal 4.338% 3/19/2030 (USD-SOFR + 0.89% on 3/19/2029) (e)	15,000	14,866
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR Index + 0.75% on 9/22/2030) (e)	31,492	31,000
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (e)	10,000	10,176
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (e)	20,345	20,540
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (e)	41,454	41,814
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (e)	16,601	16,802
Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,145
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,156
Bank of Nova Scotia (The) 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (e)	20,000	20,102
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	12,892
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (f)	USD30,000	30,126
Banque Federative du Credit Mutuel 4.541% 1/15/2031 (f)	31,000	30,499
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (e)	20,000	20,037
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (e)	7,000	7,246
Barclays PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (e)	20,000	22,299
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (e)	6,220	6,126
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (e)(f)	4,290	4,434
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (e)(f)	3,947	4,261
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	6,401
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (f)	5,375	5,466
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033 (f)	1,020	1,079
Blackstone Private Credit Fund 3.25% 3/15/2027	10,000	9,878
Blackstone Private Credit Fund 4.00% 1/15/2029	4,996	4,776
Blackstone Private Credit Fund 5.95% 7/16/2029	28,197	28,216
Blackstone Private Credit Fund 5.25% 4/1/2030	4,996	4,853
Blackstone Private Credit Fund 6.25% 1/25/2031	16,236	16,257
Blackstone Private Credit Fund 5.35% 3/12/2031	15,559	14,966
Blackstone Private Credit Fund 5.95% 5/15/2031	22,977	22,630
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	6,545	6,355
Blackstone Secured Lending Fund 5.90% 5/21/2031	20,729	20,429
Blackstone, Inc. 5.00% 12/6/2034	3,065	3,017
Block, Inc. 5.625% 8/15/2030 (f)	9,080	9,107
Block, Inc. 6.00% 8/15/2033 (f)	5,815	5,858
Blue Owl Credit Income Corp. 6.65% 3/15/2031	2,191	2,192
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (f)	17,665	17,591
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)	2,500	2,474
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	25,187	23,810
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (e)(f)	52,400	53,351
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (e)(f)	13,573	13,726
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (e)(f)	214	195
BNP Paribas SA 4.916% 1/15/2034 (USD-SOFR + 1.294% on 1/15/2033) (e)(f)	14,459	14,189
BPCE SA 0.895% 12/14/2026	JPY500,000	3,067
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (e)(f)	USD5,000	4,962
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	46,338	48,167
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)	26,614	27,150
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	15,000	15,415
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	13,832	13,990
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (e)(f)	47,266	46,603
BPCE SA 5.184% 6/2/2032 (USD-SOFR + 1.218% on 6/2/2031) (e)(f)	22,000	21,969
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	6,657	6,833
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (e)(f)	48,260	47,293
Brown & Brown, Inc. 4.90% 6/23/2030	46,746	46,687
Brown & Brown, Inc. 5.25% 6/23/2032	1,443	1,445
Brown & Brown, Inc. 5.55% 6/23/2035	25,536	25,494
Brown & Brown, Inc. 6.25% 6/23/2055	13,303	13,428
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (e)(f)	9,469	9,690
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (e)(f)	15,000	14,987
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	56,421	57,697

The Bond Fund of America	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (e)(f)	USD22,760	$22,581
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	1,872	2,044
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (e)(f)	10,000	10,102
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (e)(f)	5,227	5,178
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	20,000	20,177
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	12,192
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (USD-SOFR Index + 0.79% on 1/29/2029) (e)	15,000	14,837
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (e)	8,481	8,447
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (e)	3,200	3,249
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	185
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (e)	628	636
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (e)	7,510	7,667
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (e)	2,000	1,974
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (e)	4,196	4,361
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (e)	7,050	6,865
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (e)	7,200	7,108
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (e)	15,000	15,289
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (e)	5,000	5,172
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (e)	16,433	16,661
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	200	182
Chubb INA Holdings, LLC 5.00% 3/15/2034	38,763	38,891
Chubb INA Holdings, LLC 4.90% 8/15/2035	14,000	13,810
Chubb INA Holdings, LLC 5.30% 5/20/2036	6,696	6,768
Chubb INA Holdings, LLC 4.35% 11/3/2045	100	86
Cipher Compute, LLC 7.125% 11/15/2030 (f)	1,950	2,030
Citibank, NA 4.914% 5/29/2030	30,375	30,755
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (e)	58,828	58,799
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (e)	15,570	15,425
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (e)	24,309	24,372
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (e)	18,681	18,883
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029) (e)	1,095	1,074
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	21,755	21,605
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (e)	8,398	7,931
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (e)	10,156	10,192
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (e)	45,388	41,712
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (e)	1,000	987
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (e)	17,022	15,306
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (e)	38,450	34,086
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (e)	15,817	14,333
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (e)	1,810	1,701
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (e)	1,490	1,483
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (e)	28,562	30,459
Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034) (e)	2,935	2,986
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (e)	3,315	3,416
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (e)	6,587	6,637
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (e)	65,428	67,070
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (e)	1,485	1,525
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	13,000	11,333
Commonwealth Bank of Australia 2.688% 3/11/2031 (f)	17,450	15,786
Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	16,991
Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	17,285
Corebridge Financial, Inc. 4.35% 4/5/2042	208	176
Corebridge Financial, Inc. 4.40% 4/5/2052	739	595
Corebridge Global Funding 4.65% 8/20/2027 (f)	9,280	9,292
Corebridge Global Funding 4.90% 1/7/2028 (f)	10,570	10,622
Corebridge Global Funding 4.80% 5/29/2029 (f)	18,098	18,073
Corebridge Global Funding 5.20% 6/24/2029 (f)	15,000	15,147
Corebridge Global Funding 4.90% 12/3/2029 (f)	15,000	15,008
Credit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029) (e)(f)	15,000	15,209
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (e)(f)	1,500	1,529
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	8,300	8,291
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (e)(f)	14,393	14,397

7	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Danske Bank AS 4.999% 3/27/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.98% on 3/27/2031) (e)(f)	USD19,924	$19,924
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (e)	7,493	7,499
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)	3,124	3,098
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (e)	24,587	24,346
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (e)	17,768	17,896
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (e)	29,053	29,931
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (e)	18,488	19,342
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (e)	9,870	9,910
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (e)	17,875	16,878
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (e)	10,500	10,328
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (e)	89,066	87,804
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (e)	97,062	96,844
Equitable America Global Funding 5.125% 6/15/2031 (f)	29,576	29,693
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (e)	EUR21,171	24,080
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (e)	25,825	31,220
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (e)	73,505	88,796
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (e)	6,720	7,817
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (e)	4,490	5,372
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (e)	USD1,285	1,328
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (e)	3,499	3,505
Fiserv, Inc. 3.50% 7/1/2029	406	390
Fiserv, Inc. 2.65% 6/1/2030	900	823
Five Corners Funding Trust III 5.791% 2/15/2033 (f)	9,500	9,868
FS KKR Capital Corp. 7.50% 8/1/2031	11,772	11,729
GA Global Funding Trust 4.50% 9/18/2030 (f)	15,000	14,543
GA Global Funding Trust 5.50% 4/1/2032 (f)	22,500	22,426
Global Payments, Inc. 2.90% 5/15/2030	631	579
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (e)	25,000	24,861
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (e)	1,010	1,002
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (e)	3,175	3,154
Goldman Sachs Group, Inc. 3.691% 6/5/2028 (3-month USD CME Term SOFR + 1.772% on 6/5/2027) (e)	6,825	6,769
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (e)	37,000	36,687
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028) (e)	3,600	3,544
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (e)	33,000	33,026
Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	3,054
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	9,117
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (e)	76,526	76,104
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	26,225	26,881
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (e)	66,184	66,583
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (e)	14,006	13,943
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (e)	51,146	50,033
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (e)	27,535	24,736
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (e)	71,280	71,254
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (e)	1,478	1,339
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (e)	42,375	42,534
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (e)	79,997	77,710
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (e)	22,200	21,683
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (e)	23,365	23,454
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (e)	11,961	8,658
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (e)	29,500	28,550
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	17,443	17,355
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	9,575	9,497
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	9,575	9,704
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	9,575	9,461
Goldman Sachs Private Credit Corp. 6.15% 6/16/2031 (f)	7,983	7,927
Guardian Life Global Funding 4.809% 6/1/2031 (f)	8,233	8,233
Guardian Life Global Funding 4.916% 4/30/2033 (f)	25,000	24,920
HPS Corporate Lending Fund 6.25% 9/30/2029	16,152	16,267
HPS Corporate Lending Fund 5.85% 6/5/2030	16,151	15,929
HPS Corporate Lending Fund 5.65% 4/2/2031 (f)	5,000	4,858
HPS Corporate Lending Fund 6.30% 8/19/2031 (f)	27,233	27,174
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.62% 8/14/2027 (g)	13,000	13,019
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (e)	17,790	17,947
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (e)	14,472	14,492
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (e)	3,357	3,477

The Bond Fund of America	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (e)	USD60,285	$57,169
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (e)	76,770	75,966
HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,179
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (e)	5,278	5,346
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.62% 5/13/2031 (g)	7,250	7,412
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (e)	2,500	2,528
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (e)	25,385	25,031
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (e)	29,325	28,929
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (e)	40,267	36,402
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (e)	648	582
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (e)	6,963	8,000
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (e)	26,937	29,969
HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029) (e)	GBP5,190	7,427
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (e)	USD31,448	31,658
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (e)	3,089	3,189
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (e)	9,725	9,575
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (e)	15,000	15,179
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (e)	12,000	12,033
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.917% 12/15/2036 (g)	AUD10,280	7,165
Intercontinental Exchange, Inc. 4.20% 3/15/2031	USD12,000	11,778
Intercontinental Exchange, Inc. 5.25% 6/15/2031	11,768	12,023
Intercontinental Exchange, Inc. 4.60% 3/15/2033	2,800	2,748
Intercontinental Exchange, Inc. 4.95% 6/15/2052	683	617
Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	79
Intesa Sanpaolo SpA 3.875% 7/14/2027 (f)	10,275	10,208
Intesa Sanpaolo SpA 3.875% 1/12/2028 (f)	4,974	4,913
Intesa Sanpaolo SpA 4.00% 9/23/2029 (f)	3,000	2,933
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (e)(f)	74,525	86,163
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)	24,119	28,430
Jackson National Life Global Funding 4.55% 9/9/2030 (f)	20,000	19,630
Jane Street Group, LLC 6.125% 11/1/2032 (f)	10,000	10,007
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (e)	10,000	10,049
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (e)	34,937	35,049
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (e)	14,275	14,133
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (e)	23,168	23,364
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (e)	14,106	14,169
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (e)	13,250	13,290
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (e)	27,736	27,733
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (e)	5,266	5,021
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (e)	875	868
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (e)	5,016	5,082
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (e)	7,203	7,362
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (e)	36,870	36,561
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (e)	7,120	7,169
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (e)	5,064	4,757
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	8,048	8,013
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (e)	2,666	2,607
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (e)	2,568	2,262
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (e)	56,004	49,308
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (e)	1,275	1,149
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (e)	19,694	19,471
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (e)	64,439	57,322
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034) (e)	2,909	3,027
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (e)	2,838	2,869
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (e)	40,018	41,158
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (e)	83,596	81,306
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (e)	75,915	75,397
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (e)	485	325
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (e)	19,035	18,960
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)	14,200	14,450
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (e)(f)	4,550	4,566

9	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (e)(f)	USD2,318	$2,477
Kookmin Bank 5.375% 5/8/2027 (f)	3,270	3,298
Legend Fortune, Ltd., Series EMTN, (USD-SOFR Index + 0.60%) 4.152% 8/26/2028 (g)	1,160	1,163
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (f)	17,500	17,304
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (e)	8,100	8,257
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (e)	13,659	14,023
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (e)	13,132	13,500
LSEG US Fin Corp. 4.25% 3/23/2029 (f)	20,000	19,776
LSEG US Fin Corp. 5.25% 3/23/2036 (f)	3,635	3,621
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (e)	37,790	40,029
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	221	200
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	14,500	14,532
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	29,004	28,729
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	10,020	9,856
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	875	552
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	950	908
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	18,947	17,923
Mastercard, Inc. 4.60% 6/8/2031	8,850	8,839
Mastercard, Inc. 4.875% 5/9/2034	1,565	1,569
Mastercard, Inc. 4.55% 1/15/2035	4,492	4,380
Mastercard, Inc. 5.00% 6/8/2036	13,400	13,358
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (e)(f)	2,470	2,461
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035) (e)(f)	1,030	1,043
Met Tower Global Funding 5.25% 4/12/2029 (f)	12,000	12,211
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)	100	110
MetLife, Inc. 4.55% 3/23/2030	417	418
MetLife, Inc. 5.375% 7/15/2033	8,398	8,667
MetLife, Inc. 5.30% 12/15/2034	4,000	4,079
MetLife, Inc. 4.60% 5/13/2046	800	701
Metropolitan Life Global Funding I 3.45% 12/18/2026 (f)	2,315	2,309
Metropolitan Life Global Funding I 5.05% 1/6/2028 (f)	1,418	1,429
Metropolitan Life Global Funding I 5.40% 9/12/2028 (f)	6,000	6,104
Metropolitan Life Global Funding I 4.85% 1/8/2029 (f)	15,000	15,082
Metropolitan Life Global Funding I 4.30% 8/25/2029 (f)	884	875
Metropolitan Life Global Funding I 4.90% 1/9/2030 (f)	5,000	5,034
Metropolitan Life Global Funding I 2.95% 4/9/2030 (f)	980	922
Metropolitan Life Global Funding I 4.35% 1/12/2031 (f)	11,374	11,202
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,868	1,890
Metropolitan Life Global Funding I 5.05% 1/8/2034 (f)	2,000	2,010
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (e)	10,000	10,118
Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029) (e)	10,000	10,129
Mitsubishi UFJ Financial Group, Inc. (USD-SOFR + 1.13%) 3.62% 9/12/2031 (g)	6,000	6,056
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (e)	8,000	7,900
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (e)	15,000	14,750
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (e)	631	634
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (e)	15,000	15,286
Mizuho Financial Group, Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (e)	30,423	30,381
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (e)	38,195	38,096
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (e)	11,000	11,287

The Bond Fund of America	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Mizuho Financial Group Inc. 5.337% 7/13/2037 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.97% on 7/13/2036) (e)	USD2,000	$1,987
Mizuho Financial Group Inc. 5.824% 7/13/2047 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.97% on 7/13/2046) (e)	5,000	4,944
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (e)	2,884	2,879
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (e)	2,594	2,617
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (e)	3,500	3,515
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (e)	60,650	59,829
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (e)	4,220	4,369
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (e)	31,991	31,577
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (e)	5,020	5,066
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (e)	41,967	41,425
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (e)	82,420	81,908
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	29,983	30,633
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	7,840	7,896
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (e)	73,090	72,707
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (e)	27,562	27,877
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (e)	21,196	21,423
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (e)	58,360	57,074
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (e)	25,963	25,464
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (e)	11,751	10,225
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (e)	46,834	46,266
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (e)	46,986	46,631
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (e)	1,185	1,230
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (e)	1,164	1,189
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (e)	6,557	6,734
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (e)	75,639	73,279
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (e)	51,343	50,229
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (e)	27,422	27,296
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032) (e)	13,453	13,402
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (e)	13,992	14,008
Nasdaq, Inc. 5.35% 6/28/2028	960	973
National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,074
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,052
National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	12,133
National Australia Bank, Ltd. 5.181% 6/11/2034 (f)	1,243	1,271
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (e)	20,000	20,147
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (e)	7,500	7,405
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (e)	9,464	9,376
Navient Corp. 5.00% 3/15/2027	6,250	6,205
Navient Corp. 5.50% 3/15/2029	10,000	9,605
Navient Corp. 7.875% 6/15/2032	4,000	3,749
Navient Corp. 5.625% 8/1/2033	3,000	2,483
New York Life Global Funding 3.25% 4/7/2027 (f)	2,164	2,149
New York Life Global Funding 4.90% 6/13/2028 (f)	7,500	7,553
New York Life Global Funding 4.60% 6/3/2030 (f)	3,000	2,998
New York Life Global Funding 1.20% 8/7/2030 (f)	4,913	4,300
New York Life Global Funding 4.55% 1/28/2033 (f)	3,067	3,010
New York Life Global Funding 5.35% 1/23/2035 (f)	15,000	15,272
New York Life Global Funding 5.20% 6/3/2036 (f)	8,500	8,483
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (e)(f)	13,201	13,853
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 3.62% 7/2/2027 (g)	5,000	5,039
Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,170
NongHyup Bank 4.875% 7/3/2028 (f)	13,213	13,320
Northwestern Mutual Global Funding 4.90% 6/12/2028 (f)	12,000	12,086
Oaktree Strategic Credit Fund 6.19% 7/15/2030	5,000	4,978
OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,500
OneMain Finance Corp. 6.50% 3/15/2033	4,000	3,939
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,575
PayPal Holdings, Inc. 4.40% 6/1/2032	4,268	4,155
PayPal Holdings, Inc. 5.05% 6/1/2052	2,799	2,402
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (e)	EUR2,565	3,057
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (e)	1,285	1,505

11	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (e)	EUR14,520	$17,904
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (e)	73,825	88,071
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (e)	USD4,783	4,829
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (e)	21,750	21,756
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (e)	10,000	10,105
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (e)	2,566	2,545
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (e)	39,255	39,976
PNC Financial Services Group, Inc. 4.618% 10/26/2029 (USD-SOFR + 0.681% on 10/26/2028) (e)	10,000	9,977
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029) (e)	18,392	18,783
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (e)	12,312	12,514
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (e)	10,000	9,958
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (e)	1,046	1,103
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (e)	1,174	1,237
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (e)	21,075	23,276
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (e)	3,375	3,479
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (e)	29,650	30,411
Power Finance Corp., Ltd. 3.95% 4/23/2030	27,000	25,939
Progressive Corp. 4.60% 3/26/2031	3,308	3,299
Progressive Corp. 5.15% 3/26/2036	25,868	25,870
Prudential Financial, Inc. 3.70% 3/13/2051	2,370	1,718
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	10,075
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 7.191% 8/25/2036 (g)	AUD12,200	8,469
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028) (e)	GBP5,690	7,197
Regions Bank of Birmingham Alabama 4.755% 7/27/2029 (USD-SOFR + 0.807% on 7/27/2028) (e)	USD13,150	13,156
RGA Global Funding 5.25% 1/9/2030 (f)	15,000	15,199
RGA Global Funding 5.10% 5/26/2031 (f)	20,000	20,088
Royal Bank of Canada 3.625% 5/4/2027	748	744
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,662
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (e)	21,169	21,127
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (e)	26,129	26,451
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (e)	25,000	25,182
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (e)	17,358	17,283
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (e)	6,764	6,689
Royal Bank of Canada 5.00% 2/1/2033	7,246	7,298
Ryan Specialty, LLC 5.875% 8/1/2032 (f)	3,145	3,096
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (e)	10,775	10,658
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (e)	13,107	13,237
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (e)	3,644	3,757
Santander Holdings USA, Inc. 5.04% 6/5/2030 (USD-SOFR + 1.104% on 6/5/2029) (e)	23,000	22,998
Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027) (e)	7,500	7,414
Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD CME Term SOFR + 1.662% on 11/3/2027) (e)	7,500	7,416
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (f)	10,000	10,112
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (e)(f)	9,200	9,106
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029) (e)(f)	4,930	5,186
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (e)(f)	7,000	6,969
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (e)	5,200	5,177
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)	17,360	17,883
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (e)(f)	2,554	2,345
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (e)	430	438
State Street Corp. 4.729% 2/28/2030	25,000	25,182
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (e)	254	252
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (e)	27,026	27,319
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (f)	38,111	37,982
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (f)	5,600	5,536
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,270
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,675
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,498
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (e)	5,849	5,743
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (e)	10,334	10,300
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	445
Sumitomo Mitsui Financial Group, Inc. 5.046% 1/15/2037 (USD-SOFR + 1.22% on 1/15/2036) (e)	1,000	982

The Bond Fund of America	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Sumitomo Mitsui Financial Group, Inc. 5.296% 7/7/2037 (USD-SOFR + 1.29% on 7/7/2036) (e)	USD5,500	$5,470
Sumitomo Mitsui Financial Group, Inc. 5.754% 7/7/2047 (USD-SOFR + 1.53% on 7/7/2046) (e)	10,000	9,909
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (f)	10,000	10,205
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.763% 6/1/2037 (g)	AUD7,500	5,253
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 7.113% 12/1/2038 (g)	50	36
SURA Asset Management SA 6.35% 5/13/2032	USD7,375	7,734
Svenska Handelsbanken AB 5.50% 6/15/2028 (f)	5,000	5,090
Swedbank AB 6.136% 9/12/2026 (f)	12,825	12,865
Synchrony Bank 5.625% 8/23/2027	17,000	17,181
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (e)	6,762	6,768
T. Rowe Price Oha Select Private Credit Fund 6.50% 7/2/2031 (f)	26,979	26,678
Toronto-Dominion Bank (The) 4.568% 12/17/2026	8,891	8,907
Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,300
Toronto-Dominion Bank (The) 4.861% 1/31/2028	20,000	20,097
Toronto-Dominion Bank (The) 4.783% 12/17/2029	2,317	2,336
Toronto-Dominion Bank (The) 4.808% 6/3/2030	34,000	34,168
Travelers Cos., Inc. 2.55% 4/27/2050	496	300
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (e)	6,099	6,425
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (e)	4,343	4,416
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (e)	8,394	8,474
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (e)	24,833	25,024
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (e)	5,000	5,203
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (e)	31,436	31,464
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (e)	1,500	1,532
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (e)	6,064	6,168
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (e)	10,000	10,097
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (e)	20,000	20,368
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026) (e)(f)	50,000	50,000
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)	19,621	19,553
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (e)(f)	6,750	6,765
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (e)(f)	5,485	5,423
UBS Group AG 0% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (e)	24,000	23,907
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	9,650	9,788
UBS Group AG 4.214% 4/10/2030 (USD-SOFR + 0.84% on 4/10/2029) (e)(f)	23,000	22,625
UBS Group AG 3.126% 8/13/2030 (3-month USD CME Term SOFR + 1.73% on 8/13/2029) (e)(f)	2,600	2,469
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	23,125	23,671
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)	18,250	17,820
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	10,675	9,413
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)	8,322	7,639
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)	15,694	13,934
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026) (e)(f)	8,430	8,366
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,689
Visa, Inc. 4.10% 2/12/2031	29,500	29,205
Visa, Inc. 4.70% 2/12/2036	23,025	22,797
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025 (f)(h)(i)	500	— (b)
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (e)	53,097	53,582
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (e)	28,025	27,471
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (e)	10,448	10,478
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (e)	995	1,000
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (e)	12,580	12,794
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (e)	20,000	20,691
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (e)	11,101	10,957
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (e)	37,105	37,527
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (e)	72,780	68,520
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (e)	5,128	5,199
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (e)	40,005	40,432
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (e)	89,835	89,551
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (e)	5,471	5,030
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (e)	1,799	1,788

13	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (e)	USD36,076	$36,637
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (e)	1,056	1,140
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (e)	25,000	25,637
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (e)	22,805	22,272
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (e)	35,415	29,782
Western-Southern Global Funding 4.25% 1/29/2029 (f)	9,765	9,652
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (e)	11,339	11,060
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (e)	23,100	20,814
Westpac Banking Corp. 2.963% 11/16/2040	4,500	3,343
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,165	2,063
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,000	912
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	5,000	3,864
		9,190,039

Consumer discretionary 3.86%
Advance Auto Parts, Inc. 7.00% 8/1/2030 (f)	5,210	5,345
Advance Auto Parts, Inc. 7.375% 8/1/2033 (f)	8,205	8,510
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	8,830	9,035
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	4,000	3,611
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	13,406	9,879
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	12,300	10,099
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	2,690	2,674
Alibaba Group Holding, Ltd. 4.40% 12/6/2057	1,500	1,222
Allied Universal Holdco, LLC 4.625% 6/1/2028 (f)	2,105	2,076
Amazon.com, Inc. 1.65% 5/12/2028	25,000	23,822
Amazon.com, Inc. 3.90% 11/20/2028	60,000	59,377
Amazon.com, Inc. 4.10% 11/20/2030	36,275	35,662
Amazon.com, Inc. 4.25% 3/13/2031	17,500	17,237
Amazon.com, Inc. 2.10% 5/12/2031	25,000	22,285
Amazon.com, Inc. 4.55% 3/13/2033	24,966	24,569
Amazon.com, Inc. 4.35% 3/20/2033	40,531	39,465
Amazon.com, Inc. 4.65% 11/20/2035	60,808	59,158
Amazon.com, Inc. 4.875% 3/13/2036	42,053	41,413
Amazon.com, Inc. 5.45% 11/20/2055	39,916	37,768
Amazon.com, Inc. 5.80% 3/13/2056	15,385	15,298
Arcos Dorados BV 6.375% 1/29/2032 (f)	3,465	3,579
Arcos Dorados BV 6.375% 1/29/2032	2,500	2,582
BMW US Capital, LLC 2.55% 4/1/2031 (f)	5,056	4,549
BMW US Capital, LLC 3.70% 4/1/2032 (f)	1,701	1,590
Caesars Entertainment, Inc. 7.00% 2/15/2030 (f)	16,000	16,102
Carnival Corp., Ltd. 4.00% 8/1/2028 (f)	1,000	982
Carnival Corp., Ltd. 5.125% 5/1/2029 (f)	35,850	35,812
Carnival Corp., Ltd. 5.75% 3/15/2030 (f)	49,110	49,739
Carnival Corp., Ltd. 5.75% 8/1/2032 (f)	60,125	60,787
Carnival Corp., Ltd. 6.125% 2/15/2033 (f)	26,605	26,940
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (f)	5,837	5,859
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	10,000	10,052
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	9,125	8,645
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	25,000	25,318
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (f)	7,312	6,452
Ford Motor Co. 3.25% 2/12/2032	3,737	3,295
Ford Motor Credit Co., LLC 2.70% 8/10/2026	800	798
Ford Motor Credit Co., LLC 4.271% 1/9/2027	795	793
Ford Motor Credit Co., LLC 4.95% 5/28/2027	9,936	9,943
Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,750	2,726
Ford Motor Credit Co., LLC 3.815% 11/2/2027	855	843
Ford Motor Credit Co., LLC 7.35% 11/4/2027	23,479	24,132
Ford Motor Credit Co., LLC 2.90% 2/16/2028	6,459	6,240
Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	22,956
Ford Motor Credit Co., LLC 6.798% 11/7/2028	721	745
Ford Motor Credit Co., LLC 2.90% 2/10/2029	600	565
Ford Motor Credit Co., LLC 5.80% 3/8/2029	69,299	69,922
Ford Motor Credit Co., LLC 4.97% 4/6/2029	18,939	18,750

The Bond Fund of America	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 5.113% 5/3/2029	USD33,506	$33,280
Ford Motor Credit Co., LLC 5.303% 9/6/2029	41,825	41,683
Ford Motor Credit Co., LLC 5.875% 11/7/2029	34,300	34,723
Ford Motor Credit Co., LLC 7.35% 3/6/2030	75,790	80,182
Ford Motor Credit Co., LLC 7.20% 6/10/2030	9,625	10,148
Ford Motor Credit Co., LLC 5.73% 9/5/2030	34,138	34,338
Ford Motor Credit Co., LLC 4.00% 11/13/2030	47,971	45,098
Ford Motor Credit Co., LLC 6.05% 3/5/2031	107,463	109,117
Ford Motor Credit Co., LLC 5.42% 4/9/2031	28,713	28,478
Ford Motor Credit Co., LLC 3.625% 6/17/2031	62,171	56,716
Ford Motor Credit Co., LLC 6.054% 11/5/2031	186,953	189,325
Ford Motor Credit Co., LLC 6.532% 3/19/2032	24,554	25,387
Ford Motor Credit Co., LLC 5.753% 4/6/2033	29,756	29,524
Ford Motor Credit Co., LLC 7.122% 11/7/2033	80,288	85,443
Ford Motor Credit Co., LLC 6.125% 3/8/2034	162,230	163,356
Ford Motor Credit Co., LLC 6.50% 2/7/2035	80,726	82,708
Ford Motor Credit Co., LLC 5.869% 10/31/2035	79,847	78,223
Ford Motor Credit Co., LLC 6.467% 5/22/2036	55,646	56,563
General Motors Co. 5.625% 4/15/2030	12,500	12,812
General Motors Financial Co., Inc. 4.20% 10/27/2028	9,189	9,091
General Motors Financial Co., Inc. 4.75% 4/6/2029	44,000	43,985
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,876	1,881
General Motors Financial Co., Inc. 4.60% 1/8/2031	2,000	1,973
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,187
General Motors Financial Co., Inc. 5.45% 9/6/2034	4,483	4,493
General Motors Financial Co., Inc. 5.90% 1/7/2035	40,668	41,820
General Motors Financial Co., Inc. 6.15% 7/15/2035	6,290	6,558
General Motors Financial Co., Inc. 5.45% 1/8/2036	74,900	74,653
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	31,500	28,318
GOHL Capital, Ltd., 4.25% 1/24/2027	45,800	45,662
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	13,960	13,200
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032 (f)	11,040	10,110
Home Depot, Inc. 2.95% 6/15/2029	11,320	10,873
Home Depot, Inc. 2.70% 4/15/2030	25,000	23,472
Home Depot, Inc. 3.95% 9/15/2030	3,690	3,619
Home Depot, Inc. 4.85% 6/25/2031	16,291	16,498
Home Depot, Inc. 4.95% 6/25/2034	62,926	63,157
Home Depot, Inc. 4.65% 9/15/2035	4,930	4,802
Home Depot, Inc. 5.30% 6/25/2054	34,511	32,688
Hyatt Hotels Corp. 5.05% 3/30/2028	8,478	8,533
Hyatt Hotels Corp. 5.75% 3/30/2032	8,010	8,262
Hyundai Capital America 1.65% 9/17/2026 (f)	36,910	36,707
Hyundai Capital America 3.00% 2/10/2027 (f)	19,717	19,541
Hyundai Capital America 5.30% 3/19/2027 (f)	14,986	15,079
Hyundai Capital America 4.85% 3/25/2027 (f)	43,000	43,135
Hyundai Capital America 4.875% 6/23/2027 (f)	15,567	15,629
Hyundai Capital America 5.275% 6/24/2027 (f)	12,500	12,584
Hyundai Capital America 2.375% 10/15/2027 (f)	14,154	13,761
Hyundai Capital America 5.00% 1/7/2028 (f)	15,000	15,061
Hyundai Capital America 5.60% 3/30/2028 (f)	3,300	3,346
Hyundai Capital America 4.60% 4/6/2028 (f)	25,931	25,894
Hyundai Capital America 2.00% 6/15/2028 (f)	13,912	13,212
Hyundai Capital America 4.90% 6/23/2028 (f)	21,844	21,906
Hyundai Capital America 2.10% 9/15/2028 (f)	7,900	7,457
Hyundai Capital America 4.25% 9/18/2028 (f)	13,214	13,065
Hyundai Capital America 6.10% 9/21/2028 (f)	1,000	1,027
Hyundai Capital America 4.25% 1/8/2029 (f)	17,660	17,427
Hyundai Capital America 5.30% 1/8/2029 (f)	2,748	2,781
Hyundai Capital America 6.50% 1/16/2029 (f)	5,119	5,315
Hyundai Capital America 4.75% 4/6/2029 (f)	13,809	13,772
Hyundai Capital America 4.75% 6/18/2029 (f)	9,588	9,557
Hyundai Capital America 4.55% 9/26/2029 (f)	24,606	24,423
Hyundai Capital America 5.30% 1/8/2030 (f)	37,000	37,485
Hyundai Capital America 5.15% 3/27/2030 (f)	3,500	3,527
Hyundai Capital America 5.10% 6/24/2030 (f)	18,350	18,465
Hyundai Capital America 4.50% 9/18/2030 (f)	7,800	7,662

15	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.00% 4/7/2031 (f)	USD17,377	$17,356
Hyundai Capital America 5.00% 6/18/2031 (f)	7,839	7,829
Hyundai Capital America 5.40% 6/24/2031 (f)	4,500	4,566
KB Home 6.875% 6/15/2027	5,000	5,040
Marriott International, Inc. 4.20% 7/15/2027	8,000	7,990
Marriott International, Inc. 5.00% 10/15/2027	20,000	20,135
Marriott International, Inc. 4.90% 4/15/2029	6,524	6,580
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,949
Marriott International, Inc. 4.50% 10/15/2031	3,000	2,961
Marriott International, Inc. 4.50% 5/1/2033	5,709	5,528
Marriott International, Inc. 2.75% 10/15/2033	25,167	21,877
Marriott International, Inc. 5.35% 3/15/2035	5,000	5,038
McDonald’s Corp. 5.00% 5/17/2029	5,773	5,852
McDonald’s Corp. 4.95% 3/3/2035	3,354	3,342
McDonald’s Corp. 4.45% 9/1/2048	242	203
McDonald’s Corp. 3.625% 9/1/2049	6,857	5,005
McDonald’s Corp. 4.20% 4/1/2050	708	567
McDonald’s Corp. 5.15% 9/9/2052	220	202
Meituan 3.05% 10/28/2030	15,000	13,882
Meituan 4.75% 11/5/2032 (f)	13,410	12,999
Meituan 5.125% 11/5/2035 (f)	20,855	20,118
Meituan 5.125% 11/5/2035	3,400	3,280
Mobility Global, Inc. 6.05% 6/15/2036 (f)	2,432	2,461
Motherson Global Investments BV 5.625% 7/11/2029	9,720	9,792
Motherson Global Investments BV 5.625% 7/11/2029 (f)	5,570	5,611
NIKE, Inc. 3.25% 3/27/2040	5,469	4,351
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028 (f)	11,315	10,766
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (f)	15,000	13,933
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028 (f)	20,950	21,480
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (f)	10,000	9,839
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (f)	4,190	4,210
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	4,874	4,832
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (f)	23,000	22,640
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	39,000	40,229
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (f)	7,308	6,810
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	29,320	30,401
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	62,360	66,068
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,370
Prosus NV 3.68% 1/21/2030	9,670	9,301
Prosus NV 4.027% 8/3/2050	2,290	1,607
Prosus NV 4.987% 1/19/2052	3,660	2,919
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)	515	510
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (f)	20,000	20,193
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (f)	15,115	15,246
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	40,000	40,575
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	58,381	56,847
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	69,019	68,545
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	65,364	63,337
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,876
Sands China, Ltd. 5.40% 8/8/2028	66,050	66,568
Sands China, Ltd. 4.375% 6/18/2030	17,000	16,490
Sands China, Ltd. 3.25% 8/8/2031	19,600	17,837
Starbucks Corp. 5.00% 2/15/2034	1,037	1,041
Toyota Motor Credit Corp. 4.05% 3/13/2029	19,306	19,088
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	7,976
Toyota Motor Credit Corp. 4.20% 1/10/2031	33,600	33,006
Toyota Motor Credit Corp. 4.60% 3/11/2033	14,189	13,920
Toyota Motor Credit Corp. 4.80% 1/11/2036	6,400	6,276
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (f)	20,000	19,939
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (f)	20,000	19,884
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (f)	11,687	11,684
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (f)	36,540	38,477
Whirlpool Corp. 7.50% 7/1/2031 (f)	1,445	1,466
		3,889,658

The Bond Fund of America	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care 3.38%
Abbott Laboratories 4.00% 3/15/2031	USD20,700	$20,178
Abbott Laboratories 4.30% 3/15/2033	24,329	23,605
Abbott Laboratories 4.65% 3/15/2036	61,482	59,723
Abbott Laboratories 5.50% 3/15/2056	18,937	18,559
AbbVie, Inc. 2.95% 11/21/2026	16,395	16,317
AbbVie, Inc. 3.20% 11/21/2029	3,606	3,454
AbbVie, Inc. 4.125% 3/15/2031	11,956	11,705
AbbVie, Inc. 4.95% 3/15/2031	49,000	49,709
AbbVie, Inc. 4.40% 3/15/2033	15,047	14,728
AbbVie, Inc. 5.05% 3/15/2034	110,921	112,152
AbbVie, Inc. 5.20% 3/15/2035	13,146	13,365
AbbVie, Inc. 4.75% 3/15/2036	7,909	7,741
AbbVie, Inc. 5.35% 3/15/2044	3,625	3,544
AbbVie, Inc. 5.40% 3/15/2054	38,271	36,803
AbbVie, Inc. 5.60% 3/15/2055	5,833	5,787
AbbVie, Inc. 5.55% 3/15/2056	4,339	4,272
Accendra Health, Inc. 9.00% 6/15/2032 (f)	2,748	2,560
Accendra Health, Inc. 9.75% 6/15/2033 (f)	2,044	1,397
Accendra Health, Inc. 9.75% 6/15/2033 (f)	960	656
Amgen, Inc. 5.15% 3/2/2028	45,847	46,293
Amgen, Inc. 3.00% 2/22/2029	3,098	2,985
Amgen, Inc. 4.05% 8/18/2029	16,265	16,020
Amgen, Inc. 2.45% 2/21/2030	12,942	12,006
Amgen, Inc. 5.25% 3/2/2030	15,000	15,286
Amgen, Inc. 4.20% 2/19/2031	30,946	30,353
Amgen, Inc. 2.30% 2/25/2031	3,704	3,340
Amgen, Inc. 4.20% 3/1/2033	19,725	18,959
Amgen, Inc. 5.25% 3/2/2033	118,169	120,286
Amgen, Inc. 4.85% 2/19/2036	32,303	31,659
Amgen, Inc. 5.50% 2/19/2046	20,501	19,896
Amgen, Inc. 4.875% 3/1/2053	13,498	11,756
Amgen, Inc. 5.65% 3/2/2053	7,566	7,369
Amgen, Inc. 5.65% 2/19/2056	17,756	17,348
AstraZeneca Finance, LLC 4.90% 2/26/2031	41,711	42,291
AstraZeneca Finance, LLC 2.25% 5/28/2031	729	655
AstraZeneca Finance, LLC 5.00% 2/26/2034	20,300	20,508
AstraZeneca PLC 1.375% 8/6/2030	4,305	3,802
AstraZeneca PLC 3.00% 5/28/2051	2,249	1,511
Augusta SpinCo Corp. 4.945% 3/23/2033	4,350	4,325
Augusta SpinCo Corp. 5.245% 3/23/2036	4,840	4,846
Avantor Funding, Inc. 4.625% 7/15/2028 (f)	6,320	6,257
Baxter International, Inc. 1.915% 2/1/2027	4,959	4,878
Baxter International, Inc. 2.272% 12/1/2028	414	390
Baxter International, Inc. 4.45% 2/15/2029	4,825	4,771
Baxter International, Inc. 3.95% 4/1/2030	6,475	6,262
Baxter International, Inc. 4.90% 12/15/2030	14,979	14,871
Baxter International, Inc. 5.65% 12/15/2035	23,547	23,367
Baxter International, Inc. 3.132% 12/1/2051	663	397
Bayer US Finance II, LLC 4.375% 12/15/2028 (f)	4,250	4,205
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	18,629	19,239
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	5,525	5,432
Boston Scientific Corp. 2.65% 6/1/2030	3,905	3,627
Bristol-Myers Squibb Co. 5.10% 2/22/2031	8,299	8,463
Bristol-Myers Squibb Co. 2.95% 3/15/2032	8,930	8,161
Bristol-Myers Squibb Co. 5.20% 2/22/2034	96,470	98,411
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	8,893
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,502
Bristol-Myers Squibb Co. 5.55% 2/22/2054	36,405	35,577
Cencora, Inc. 2.70% 3/15/2031	2,809	2,562
Cencora, Inc. 4.90% 2/13/2036	7,586	7,398
Cencora, Inc. 5.65% 2/13/2056	2,548	2,511
Centene Corp. 4.25% 12/15/2027	30,959	30,812
Centene Corp. 2.45% 7/15/2028	65,553	62,326
Centene Corp. 4.625% 12/15/2029	41,433	40,214
Centene Corp. 3.375% 2/15/2030	41,054	38,285
Centene Corp. 3.00% 10/15/2030	12,066	10,927

17	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Centene Corp. 2.50% 3/1/2031	USD48,319	$42,236
Centene Corp. 2.625% 8/1/2031	30,803	26,861
Cigna Group (The) 5.25% 1/15/2036	36,000	36,105
Cigna Group (The) 6.00% 1/15/2056	5,442	5,547
CVS Health Corp. 1.30% 8/21/2027	10,000	9,648
CVS Health Corp. 3.25% 8/15/2029	6,815	6,527
CVS Health Corp. 5.125% 2/21/2030	7,000	7,080
CVS Health Corp. 1.75% 8/21/2030	5,660	5,023
CVS Health Corp. 5.25% 1/30/2031	7,000	7,120
CVS Health Corp. 1.875% 2/28/2031	9,479	8,317
CVS Health Corp. 5.55% 6/1/2031	64,520	66,465
CVS Health Corp. 5.00% 9/15/2032	53,160	53,297
CVS Health Corp. 5.25% 2/21/2033	10,737	10,919
CVS Health Corp. 5.70% 6/1/2034	37,848	39,081
CVS Health Corp. 5.45% 9/15/2035	7,139	7,234
CVS Health Corp. 6.05% 6/1/2054	17,279	17,300
CVS Health Corp. 6.20% 9/15/2055	31,974	32,738
CVS Health Corp. 6.00% 6/1/2063	7,180	7,021
CVS Health Corp. 6.25% 9/15/2065	1,600	1,617
Elevance Health, Inc. 4.75% 2/15/2030	4,178	4,193
Elevance Health, Inc. 5.20% 2/15/2035	10,490	10,516
Elevance Health, Inc. 5.00% 1/15/2036	16,025	15,721
Elevance Health, Inc. 4.55% 5/15/2052	4,934	4,076
Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,239
Elevance Health, Inc. 5.70% 2/15/2055	1,362	1,325
Elevance Health, Inc. 5.70% 9/15/2055	21,500	20,959
Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,674
Eli Lilly and Co. 5.10% 2/12/2035	43,304	43,999
Eli Lilly and Co. 4.90% 10/15/2035	6,014	6,004
Eli Lilly and Co. 4.875% 2/27/2053	15,000	13,574
Eli Lilly and Co. 5.50% 2/12/2055	30,556	30,390
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	25,000	25,369
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,059
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,694
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	157	167
Gilead Sciences, Inc. 5.25% 10/15/2033	65,642	67,554
Gilead Sciences, Inc. 2.80% 10/1/2050	65	41
Gilead Sciences, Inc. 5.55% 10/15/2053	16,410	16,214
Gilead Sciences, Inc. 5.50% 11/15/2054	1,500	1,467
HCA, Inc. 5.20% 6/1/2028	12,219	12,343
HCA, Inc. 5.875% 2/1/2029	5,134	5,252
HCA, Inc. 4.125% 6/15/2029	2,034	2,003
HCA, Inc. 2.375% 7/15/2031	2,003	1,778
HCA, Inc. 3.625% 3/15/2032	9,673	9,008
HCA, Inc. 5.25% 6/15/2049	5,977	5,374
HCA, Inc. 4.625% 3/15/2052	323	263
Horseshoe Funding Trust II 6.887% 11/15/2055 (f)	1,152	1,209
Humana, Inc. 3.70% 3/23/2029	2,424	2,363
Humana, Inc. 5.375% 4/15/2031	16,275	16,500
Humana, Inc. 5.55% 5/1/2035	29,190	29,245
Humana, Inc. 5.75% 4/15/2054	3,577	3,358
Humana, Inc. 6.00% 5/1/2055	6,000	5,821
IQVIA, Inc. 5.00% 10/15/2026 (f)	5,750	5,750
Johnson & Johnson 1.30% 9/1/2030	22,427	19,881
Johnson & Johnson 4.85% 3/1/2032	3,972	4,060
Johnson & Johnson 4.95% 6/1/2034	13,000	13,351
Johnson & Johnson 5.00% 3/1/2035	4,783	4,905
Johnson & Johnson 5.25% 6/1/2054	2,555	2,552
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	517
Medline Borrower, LP 5.00% 6/15/2031 (f)	4,885	4,864
Medline Borrower, LP 5.25% 6/15/2033 (f)	9,095	9,046
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	4,500	4,491
Merck & Co., Inc. 1.70% 6/10/2027	18,478	18,060
Merck & Co., Inc. 1.45% 6/24/2030	465	414
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,139
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	2,125	2,089

The Bond Fund of America	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Molina Healthcare, Inc. 3.875% 11/15/2030 (f)	USD2,665	$2,487
Molina Healthcare, Inc. 6.50% 2/15/2031 (f)	5,000	5,093
Molina Healthcare, Inc. 3.875% 5/15/2032 (f)	18,000	16,284
Novant Health, Inc. 3.168% 11/1/2051	5,500	3,637
Novartis Capital Corp. 2.00% 2/14/2027	412	407
Novartis Capital Corp. 2.20% 8/14/2030	9,078	8,316
Novartis Capital Corp. 4.40% 3/18/2031	12,838	12,747
Novartis Capital Corp. 4.60% 3/18/2033	14,760	14,628
Novartis Capital Corp. 4.90% 3/18/2036	7,818	7,773
Novartis Capital Corp. 5.60% 3/18/2046	544	550
Novartis Capital Corp. 5.70% 3/18/2056	2,001	2,040
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	140	140
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	78,366	77,637
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,844
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	33,259	31,354
Pfizer, Inc. 2.625% 4/1/2030	10,000	9,347
Pfizer, Inc. 1.70% 5/28/2030	690	621
Pfizer, Inc. 4.20% 11/15/2030	22,236	21,955
Pfizer, Inc. 4.50% 11/15/2032	29,250	28,861
Roche Holdings, Inc. 1.93% 12/13/2028 (f)	3,114	2,938
Roche Holdings, Inc. 2.076% 12/13/2031 (f)	28,187	24,840
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	18,067	17,731
Roche Holdings, Inc. 5.218% 3/8/2054 (f)	1,967	1,888
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	532	531
Stryker Corp. 4.85% 2/10/2030	7,875	7,936
Stryker Corp. 5.20% 2/10/2035	12,425	12,564
Summa Health 3.511% 11/15/2051	187	137
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,555
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	68,820	68,695
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	7,031	7,104
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	3,926	3,909
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	9,980	9,984
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	179,024	183,298
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	105,955	105,975
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	74,705	80,204
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	63,560	71,699
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	35,350	36,701
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	4,000	3,090
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	37,145	38,079
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	4,332	4,255
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	6,152	6,046
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	3,979	3,910
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	8,533	8,436
UnitedHealth Group, Inc. 4.40% 6/15/2028	3,000	2,999
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,117
UnitedHealth Group, Inc. 4.80% 1/15/2030	11,475	11,566
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	12,323
UnitedHealth Group, Inc. 4.65% 1/15/2031	27,200	27,240
UnitedHealth Group, Inc. 4.95% 1/15/2032	15,000	15,111
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,161	3,075
UnitedHealth Group, Inc. 5.35% 2/15/2033	33,897	34,795
UnitedHealth Group, Inc. 5.15% 7/15/2034	56,025	56,553
UnitedHealth Group, Inc. 5.30% 6/15/2035	28,703	29,244
UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,505
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,288
UnitedHealth Group, Inc. 2.90% 5/15/2050	6,305	4,028
UnitedHealth Group, Inc. 3.25% 5/15/2051	3,259	2,196
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	3,895
UnitedHealth Group, Inc. 5.375% 4/15/2054	5,950	5,606
UnitedHealth Group, Inc. 5.625% 7/15/2054	31,306	30,634
UnitedHealth Group, Inc. 5.95% 6/15/2055	28,456	29,344
UnitedHealth Group, Inc. 5.75% 7/15/2064	5,300	5,181
Zoetis, Inc. 5.60% 11/16/2032	12,980	13,485
		3,404,905

19	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities 3.33%
AEP Texas, Inc. 3.45% 5/15/2051	USD1,563	$1,058
AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,080
AEP Transmission Co., LLC 5.15% 4/1/2034	11,675	11,762
AEP Transmission Co., LLC 5.375% 6/15/2035	1,325	1,347
AES Andes SA 6.30% 3/15/2029 (f)	7,753	7,931
AES Corp. 5.20% 7/15/2029	5,525	5,557
AES Corp. 2.45% 1/15/2031	5,000	4,462
AES Corp. 5.75% 7/15/2033	8,312	8,364
Alabama Power Co. 3.00% 3/15/2052	22,980	14,677
Alfa Transmisora De Energia SA 4.55% 9/27/2051	12,261	9,791
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (f)	5,620	4,488
American Electric Power Co., Inc. 4.30% 12/1/2028	24,239	24,100
American Transmission Systems, Inc. 2.65% 1/15/2032 (f)	1,218	1,091
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,952
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	171
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039	12,342	13,039
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (f)	823	869
CenterPoint Energy Houston Electric, LLC 5.15% 3/1/2034	2,200	2,224
CenterPoint Energy Houston Electric, LLC 4.95% 8/15/2035	1,925	1,907
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (f)	2,838	2,929
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	2,580	2,663
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	4,009	4,040
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	10,050	9,983
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (f)	2,670	2,614
Comision Federal de Electricidad 4.688% 5/15/2029 (f)	5,353	5,263
Comision Federal de Electricidad 4.688% 5/15/2029	1,740	1,711
Comision Federal de Electricidad 3.875% 7/26/2033	47,750	41,389
Comision Federal de Electricidad 6.045% 1/28/2034 (f)	42,990	42,141
Commonwealth Edison Co. 4.55% 6/1/2031	4,411	4,384
Commonwealth Edison Co. 3.125% 3/15/2051	1,383	910
Commonwealth Edison Co. 2.75% 9/1/2051	616	378
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,653	7,649
Consumers Energy Co. 3.80% 11/15/2028	593	585
Consumers Energy Co. 4.50% 1/15/2031	22,050	21,902
Consumers Energy Co. 3.60% 8/15/2032	37,600	35,446
Consumers Energy Co. 4.625% 5/15/2033	3,411	3,365
Consumers Energy Co. 5.05% 5/15/2035	9,768	9,788
Consumers Energy Co. 5.125% 5/1/2036	47,104	47,091
Consumers Energy Co. 4.20% 9/1/2052	7,850	6,279
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (f)	1,395	1,417
DTE Electric Co. 4.85% 12/1/2026	1,350	1,354
DTE Electric Co. 2.25% 3/1/2030	1,557	1,437
DTE Electric Co. 4.85% 3/1/2036	19,777	19,337
DTE Electric Co. 3.70% 3/15/2045	107	83
DTE Energy Co. 2.85% 10/1/2026	539	537
DTE Energy Co. 5.10% 3/1/2029	8,650	8,750
Duke Energy Carolinas, LLC 2.45% 8/15/2029	3,530	3,319
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	381
Duke Energy Carolinas, LLC 4.65% 6/15/2031	6,800	6,800
Duke Energy Carolinas, LLC 5.15% 6/15/2036	44,675	44,738
Duke Energy Carolinas, LLC 3.20% 8/15/2049	755	514
Duke Energy Carolinas, LLC 5.35% 1/15/2053	3,710	3,511
Duke Energy Carolinas, LLC 5.75% 6/15/2056	14,195	14,188
Duke Energy Corp. 5.75% 9/15/2033	33,869	35,325
Duke Energy Corp. 5.00% 8/15/2052	331	288
Duke Energy Florida, LLC 1.75% 6/15/2030	9,594	8,605
Duke Energy Florida, LLC 4.20% 12/1/2030	957	941
Duke Energy Florida, LLC 5.875% 11/15/2033	4,052	4,273
Duke Energy Florida, LLC 4.85% 12/1/2035	28,994	28,447
Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,539
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,782
Duke Energy Progress, LLC 2.00% 8/15/2031	769	679
Duke Energy Progress, LLC 2.50% 8/15/2050	354	207
Edison International 5.25% 11/15/2028	14,650	14,681
Edison International 5.45% 6/15/2029	30,008	30,315

The Bond Fund of America	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Edison International 6.95% 11/15/2029	USD4,716	$4,930
Edison International 6.25% 3/15/2030	28,199	28,985
Edison International 4.80% 3/15/2031	25,063	24,393
Edison International 5.25% 3/15/2032	44,432	43,896
Electricite de France SA 5.65% 4/22/2029 (f)	10,000	10,281
Electricite de France SA 6.25% 5/23/2033 (f)	8,275	8,859
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	8,775	10,192
Emera US Finance, LP 2.639% 6/15/2031	6,743	6,060
Enel Finance International NV 2.125% 7/12/2028 (f)	6,940	6,607
Enel Finance International NV 4.125% 9/30/2028 (f)	2,375	2,347
Enel Finance International NV 5.125% 6/26/2029 (f)	15,000	15,183
Enel Finance International NV 4.375% 9/30/2030 (f)	3,000	2,948
Enel Finance International NV 5.00% 9/30/2035 (f)	5,000	4,858
Enfragen Energia Sur SA 5.375% 12/30/2030	9,625	9,113
Enfragen Energia Sur SA 8.499% 6/30/2032 (f)	4,480	4,682
Enfragen Energia Sur SA 8.499% 6/30/2032	3,500	3,658
Engie Energia Chile SA 3.40% 1/28/2030 (f)	7,054	6,653
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (f)	1,143	1,049
Entergy Corp. 1.90% 6/15/2028	6,531	6,202
Entergy Corp. 2.40% 6/15/2031	2,255	2,009
Entergy Louisiana, LLC 3.12% 9/1/2027	3,436	3,392
Entergy Louisiana, LLC 2.35% 6/15/2032	395	346
Entergy Louisiana, LLC 5.35% 3/15/2034	5,000	5,126
Entergy Louisiana, LLC 2.90% 3/15/2051	4,974	3,121
Evergy Missouri West, Inc. 4.70% 5/21/2029 (f)	1,620	1,619
Eversource Energy 3.30% 1/15/2028	6,812	6,674
Exelon Corp. 4.10% 3/15/2052	1,725	1,322
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (f)	12,030	12,225
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041	991	1,007
FirstEnergy Corp. 2.65% 3/1/2030	13,032	12,071
FirstEnergy Corp. 2.25% 9/1/2030	11,214	10,103
FirstEnergy Corp., Series B, 3.90% 7/15/2027	10,000	9,945
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	18,927	18,193
Florida Power & Light Co. 4.40% 5/15/2028	16,905	16,922
Florida Power & Light Co. 4.80% 5/15/2033	7,813	7,787
Florida Power & Light Co. 5.30% 6/15/2034	11,247	11,479
Florida Power & Light Co. 4.70% 2/15/2036	18,469	17,913
Florida Power & Light Co. 5.125% 6/1/2036	37,895	37,965
Florida Power & Light Co. 3.70% 12/1/2047	2,859	2,169
Florida Power & Light Co. 3.15% 10/1/2049	442	298
Florida Power & Light Co. 2.875% 12/4/2051	22,382	14,046
Florida Power & Light Co. 5.75% 6/1/2056	29,143	29,311
Florida Power & Light Co. 5.90% 6/1/2066	5,503	5,552
Generadora de Gatun SA 6.874% 9/30/2044 (f)	1,335	1,380
Georgia Power Co. 4.00% 10/1/2028	5,000	4,951
Georgia Power Co. 5.25% 3/15/2034	2,204	2,239
Grupo Energia Bogota SA ESP 7.85% 11/9/2033 (f)	2,500	2,790
Jersey Central Power & Light Co. 2.75% 3/1/2032 (f)	488	437
Jersey Central Power & Light Co. 5.10% 1/15/2035	3	3
Kallpa Generacion SA 5.875% 1/30/2032 (f)	5,558	5,697
Kallpa Generacion SA 5.875% 1/30/2032	2,942	3,016
MidAmerican Energy Co. 5.35% 1/15/2034	350	359
MidAmerican Energy Co. 5.75% 11/1/2035	576	606
MidAmerican Energy Co. 3.15% 4/15/2050	2,964	1,997
MidAmerican Energy Co. 5.30% 2/1/2055	99	93
MidAmerican Energy Co. 5.50% 11/15/2056	5,473	5,266
Minejesa Capital BV 4.625% 8/10/2030	3,333	3,291
Minejesa Capital BV 5.625% 8/10/2037	21,300	20,356
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	1,470	1,451
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	10,700	10,727
Niagara Energy S.A.C. 5.746% 10/3/2034	5,000	5,016
Niagara Energy S.A.C. 5.746% 10/3/2034 (f)	4,400	4,414
NiSource, Inc. 4.75% 5/18/2031	1,675	1,669
NiSource, Inc. 5.40% 6/30/2033	1,422	1,461
NiSource, Inc. 5.30% 5/18/2036	2,000	2,002

21	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
NiSource, Inc. 5.00% 6/15/2052	USD24	$21
Northern States Power Co. 2.25% 4/1/2031	13,685	12,319
Northern States Power Co. 5.05% 5/15/2035	7,736	7,766
Northern States Power Co. 4.85% 5/15/2036	21,013	20,668
Northern States Power Co. 5.10% 5/15/2053	944	861
Northern States Power Co. 5.40% 3/15/2054	19,593	18,815
NRG Energy, Inc. 3.625% 2/15/2031 (f)	5,000	4,645
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	795
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,791	4,666
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,613	7,472
Pacific Gas and Electric Co. 5.00% 6/4/2028	2,635	2,650
Pacific Gas and Electric Co. 3.00% 6/15/2028	44,484	43,063
Pacific Gas and Electric Co. 3.75% 7/1/2028	17,805	17,494
Pacific Gas and Electric Co. 4.65% 8/1/2028	2,035	2,030
Pacific Gas and Electric Co. 4.55% 7/1/2030	94,291	92,879
Pacific Gas and Electric Co. 2.50% 2/1/2031	87,401	78,447
Pacific Gas and Electric Co. 3.25% 6/1/2031	42,436	39,160
Pacific Gas and Electric Co. 5.05% 11/15/2031	42,650	42,620
Pacific Gas and Electric Co. 4.40% 3/1/2032	7,253	7,012
Pacific Gas and Electric Co. 5.90% 6/15/2032	30,095	31,137
Pacific Gas and Electric Co. 5.05% 10/15/2032	25,450	25,307
Pacific Gas and Electric Co. 6.15% 1/15/2033	13,157	13,751
Pacific Gas and Electric Co. 6.40% 6/15/2033	123,982	131,239
Pacific Gas and Electric Co. 6.95% 3/15/2034	10,149	11,072
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,873	2,938
Pacific Gas and Electric Co. 5.70% 3/1/2035	87,344	88,291
Pacific Gas and Electric Co. 6.00% 8/15/2035	61,268	63,192
Pacific Gas and Electric Co. 5.20% 5/1/2036	1,978	1,922
Pacific Gas and Electric Co. 5.60% 8/15/2036	21,058	21,073
Pacific Gas and Electric Co. 3.30% 8/1/2040	12,437	9,334
Pacific Gas and Electric Co. 3.75% 8/15/2042	23,075	17,482
Pacific Gas and Electric Co. 4.95% 7/1/2050	14,125	11,801
Pacific Gas and Electric Co. 3.50% 8/1/2050	33,334	22,256
Pacific Gas and Electric Co. 6.30% 8/15/2056	2,088	2,081
PacifiCorp 5.10% 2/15/2029	24,751	24,985
PacifiCorp 4.25% 3/15/2029	15,443	15,261
PacifiCorp 4.65% 4/15/2029	22,604	22,551
PacifiCorp 3.50% 6/15/2029	725	700
PacifiCorp 2.70% 9/15/2030	17,467	16,055
PacifiCorp 5.30% 2/15/2031	13,679	13,890
PacifiCorp 5.10% 4/15/2031	71,907	72,585
PacifiCorp 5.45% 4/15/2033	87,194	88,545
PacifiCorp 5.45% 2/15/2034	34,425	34,836
PacifiCorp 5.80% 4/15/2036	59,644	61,243
PacifiCorp 6.10% 8/1/2036	8,128	8,491
PacifiCorp 6.25% 10/15/2037	12,818	13,472
PacifiCorp 4.125% 1/15/2049	8,695	6,618
PacifiCorp 4.15% 2/15/2050	5,075	3,858
PacifiCorp 3.30% 3/15/2051	18,076	11,831
PacifiCorp 2.90% 6/15/2052	57,003	34,121
PacifiCorp 5.35% 12/1/2053	26,304	23,612
PacifiCorp 5.50% 5/15/2054	43,050	39,501
PacifiCorp 5.80% 1/15/2055	7,690	7,339
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (e)	6,000	5,962
PECO Energy Co. 2.80% 6/15/2050	10,000	6,262
PECO Energy Co. 2.85% 9/15/2051	821	513
PECO Energy Co. 5.65% 9/15/2055	11,698	11,579
PG&E Corp. 5.25% 7/1/2030	12,000	11,822
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (e)	3,625	3,614
Progress Energy, Inc. 7.00% 10/30/2031	2,978	3,268
Public Service Co. of Colorado 5.35% 5/15/2034	445	452
Public Service Co. of Colorado 2.70% 1/15/2051	1,887	1,136
Public Service Electric and Gas Co. 3.65% 9/1/2028	263	259
Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,844

The Bond Fund of America	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Public Service Electric and Gas Co. 2.45% 1/15/2030	USD3,486	$3,257
Public Service Electric and Gas Co. 4.20% 1/1/2031	8,954	8,807
Public Service Electric and Gas Co. 1.90% 8/15/2031	3,073	2,689
Public Service Electric and Gas Co. 5.20% 8/1/2033	3,902	3,980
Public Service Electric and Gas Co. 4.85% 8/1/2034	6,760	6,713
Public Service Electric and Gas Co. 5.05% 3/1/2035	9,800	9,829
Public Service Electric and Gas Co. 4.90% 8/15/2035	35,647	35,417
Public Service Electric and Gas Co. 3.20% 8/1/2049	4,310	2,931
Public Service Electric and Gas Co. 3.15% 1/1/2050	10,801	7,295
Public Service Electric and Gas Co. 2.70% 5/1/2050	8,027	4,979
Public Service Electric and Gas Co. 2.05% 8/1/2050	1,342	721
Public Service Electric and Gas Co. 3.00% 3/1/2051	3,154	2,061
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,054	974
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,616	2,484
Public Service Electric and Gas Co. 5.625% 1/1/2056	18,395	18,199
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	18,175	18,326
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	425	375
Public Service Enterprise Group, Inc. 4.80% 6/15/2031	12,000	11,972
Rio Grande LNG, LLC 5.25% 6/30/2031 (f)	9,163	9,164
Rio Grande LNG, LLC 5.50% 1/30/2034 (f)	16,211	16,132
Rio Grande LNG, LLC 5.75% 6/30/2036 (f)	38,955	38,833
Rio Grande LNG, LLC 6.15% 6/30/2041 (f)	3,034	3,036
San Diego Gas & Electric Co. 4.95% 8/15/2028	1,934	1,950
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,381
Southern California Edison Co. 3.65% 3/1/2028	12,455	12,257
Southern California Edison Co. 5.65% 10/1/2028	3,246	3,308
Southern California Edison Co. 4.20% 3/1/2029	3,202	3,154
Southern California Edison Co. 5.15% 6/1/2029	23,836	24,092
Southern California Edison Co. 2.85% 8/1/2029	65,678	62,018
Southern California Edison Co. 5.25% 3/15/2030	82,660	83,604
Southern California Edison Co. 2.50% 6/1/2031	46,132	41,200
Southern California Edison Co. 5.45% 6/1/2031	40,563	41,346
Southern California Edison Co. 2.75% 2/1/2032	14,911	13,272
Southern California Edison Co. 5.95% 11/1/2032	8,822	9,190
Southern California Edison Co. 4.80% 3/15/2033	10,050	9,856
Southern California Edison Co. 6.00% 1/15/2034	5,585	5,795
Southern California Edison Co. 5.20% 6/1/2034	11,142	11,047
Southern California Edison Co. 5.45% 3/1/2035	27,009	27,071
Southern California Edison Co. 5.75% 4/1/2035	5,760	5,837
Southern California Edison Co. 5.35% 7/15/2035	44,528	43,972
Southern California Edison Co. 5.625% 2/1/2036	8,263	8,284
Southern California Edison Co. 4.50% 9/1/2040	19,739	16,977
Southern California Edison Co. 3.65% 2/1/2050	19,674	13,621
Southern California Edison Co. 2.95% 2/1/2051	17,566	10,612
Southern California Edison Co. 3.45% 2/1/2052	20,081	13,274
Southern California Edison Co. 5.90% 3/1/2055	2,030	1,943
Southern California Edison Co. 6.20% 9/15/2055	3,700	3,682
Tampa Electric Co. 5.15% 3/1/2035	20,000	20,058
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	5,724	5,505
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	4,015
Union Electric Co. 5.25% 4/15/2035	4,884	4,937
Union Electric Co. 4.80% 3/15/2036	44,481	43,293
Union Electric Co. 2.625% 3/15/2051	132	79
Union Electric Co. 3.90% 4/1/2052	5,303	4,027
Union Electric Co. 5.125% 3/15/2055	10,441	9,532
Union Electric Co. 5.75% 9/15/2056	5,063	5,054
Virginia Electric & Power 2.95% 11/15/2026	265	264
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,360
Virginia Electric & Power 2.30% 11/15/2031	3,000	2,664
Virginia Electric & Power 2.40% 3/30/2032	990	875
WEC Energy Group, Inc. 5.15% 10/1/2027	8,793	8,858
WEC Energy Group, Inc. 4.75% 1/15/2028	6,000	6,017
Wisconsin Electric Power Co. 4.15% 10/15/2030	1,725	1,693
Wisconsin Electric Power Co. 4.60% 10/1/2034	1,867	1,830
Wisconsin Electric Power Co. 5.05% 10/1/2054	192	175
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,316	4,610

23	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Wisconsin Power and Light Co. 3.95% 9/1/2032	USD1,276	$1,215
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,939
Wisconsin Public Service Corp. 2.85% 12/1/2051	387	240
Xcel Energy, Inc. 2.35% 11/15/2031	7,325	6,450
Xcel Energy, Inc. 5.45% 8/15/2033	15,895	16,200
		3,350,811

Communication services 2.80%
Advanced Info Service PCL 4.894% 3/4/2036	5,615	5,528
Alphabet, Inc. 3.70% 2/15/2029	25,000	24,598
Alphabet, Inc. 4.10% 2/15/2031	7,601	7,470
Alphabet, Inc. 4.375% 11/15/2032	1,767	1,741
Alphabet, Inc. 4.40% 2/15/2033	26,870	26,301
Alphabet, Inc. 4.70% 11/15/2035	38,193	37,433
Alphabet, Inc. 4.80% 2/15/2036	32,864	32,319
Alphabet, Inc. 5.65% 2/15/2056	1,140	1,126
America Movil, SAB de CV, 9.50% 1/27/2031	MXN117,330	6,860
America Movil, SAB de CV 5.00% 1/20/2033	USD5,380	5,370
AT&T, Inc. 2.30% 6/1/2027	5,860	5,747
AT&T, Inc. 1.65% 2/1/2028	1,518	1,451
AT&T, Inc. 4.35% 3/1/2029	20,241	20,112
AT&T, Inc. 4.30% 2/15/2030	49,083	48,447
AT&T, Inc. 4.40% 4/30/2031	7,000	6,884
AT&T, Inc. 2.75% 6/1/2031	34,105	31,028
AT&T, Inc. 2.25% 2/1/2032	17,355	15,107
AT&T, Inc. 4.55% 11/1/2032	2,310	2,255
AT&T, Inc. 4.75% 4/30/2033	62,565	61,244
AT&T, Inc. 2.55% 12/1/2033	19,599	16,467
AT&T, Inc. 5.40% 2/15/2034	22,616	22,934
AT&T, Inc. 4.50% 5/15/2035	16,543	15,582
AT&T, Inc. 5.25% 10/30/2036	6,000	5,894
AT&T, Inc. 3.50% 9/15/2053	39,639	25,752
AT&T, Inc. 3.55% 9/15/2055	9,000	5,800
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,423
CCO Holdings, LLC 5.125% 5/1/2027 (f)	12,314	12,295
CCO Holdings, LLC 5.375% 6/1/2029 (f)	2,700	2,643
CCO Holdings, LLC 4.75% 3/1/2030 (f)	9,665	9,169
CCO Holdings, LLC 4.50% 8/15/2030 (f)	18,675	17,372
CCO Holdings, LLC 4.75% 2/1/2032 (f)	8,000	7,141
CCO Holdings, LLC 4.50% 5/1/2032	3,970	3,508
CCO Holdings, LLC 4.50% 6/1/2033 (f)	1,680	1,459
CCO Holdings, LLC 4.25% 1/15/2034 (f)	39,825	33,752
CCO Holdings, LLC 7.375% 2/1/2036 (f)	4,000	3,928
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,872
Charter Communications Operating, LLC 6.10% 6/1/2029	25,275	25,898
Charter Communications Operating, LLC 2.80% 4/1/2031	12,775	11,386
Charter Communications Operating, LLC 2.30% 2/1/2032	20,000	17,003
Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,606
Charter Communications Operating, LLC 6.55% 6/1/2034	13,591	13,880
Charter Communications Operating, LLC 6.384% 10/23/2035	1,163	1,162
Charter Communications Operating, LLC 5.85% 12/1/2035	135,159	130,890
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,284
Charter Communications Operating, LLC 5.125% 7/1/2049	3,497	2,701
Charter Communications Operating, LLC 4.80% 3/1/2050	62,029	46,314
Charter Communications Operating, LLC 3.70% 4/1/2051	160,303	99,553
Charter Communications Operating, LLC 3.90% 6/1/2052	183,953	117,373
Charter Communications Operating, LLC 5.25% 4/1/2053	48,564	37,895
Charter Communications Operating, LLC 6.70% 12/1/2055	37,184	35,464
Charter Communications Operating, LLC 4.40% 12/1/2061	3,000	1,938
Charter Communications Operating, LLC 3.95% 6/30/2062	32,500	19,235
Charter Communications Operating, LLC 5.50% 4/1/2063	20,555	15,775
Comcast Corp. 2.65% 2/1/2030	14,401	13,413
Comcast Corp. 4.80% 5/15/2033	2,992	2,946
Comcast Corp. 5.30% 6/1/2034	2,590	2,601
Comcast Corp. 5.30% 5/15/2035	1,006	1,010

The Bond Fund of America	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Comcast Corp. 3.75% 4/1/2040	USD6,430	$5,142
Comcast Corp. 5.65% 6/1/2054	10,462	9,385
Connect Finco SARL 9.00% 9/15/2029 (f)	5,000	5,267
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	4,295	4,291
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	5,000	5,095
Discovery Communications, LLC 3.625% 5/15/2030	8,000	7,446
Discovery Communications, LLC 3.625% 5/15/2030	6,175	5,268
Discovery Global Holdings, Inc. 3.755% 3/15/2027	15,165	15,089
Discovery Global Holdings, Inc. 4.054% 3/15/2029	93,124	92,254
Discovery Global Holdings, Inc. 4.054% 3/15/2029	5,150	4,803
Discovery Global Holdings, Inc. 4.279% 3/15/2032	145,998	131,102
Discovery Global Holdings, Inc. 5.05% 3/15/2042	63,386	46,514
Discovery Global Holdings, Inc. 5.141% 3/15/2052	9,374	6,304
DISH Network Corp. 11.75% 11/15/2027 (f)	14,925	15,347
Gray Media, Inc. 10.50% 7/15/2029 (f)	7,650	8,080
Gray Media, Inc. 4.75% 10/15/2030 (f)	6,535	4,700
Gray Media, Inc. 5.375% 11/15/2031 (f)	3,786	2,543
Kuaishou Technology 4.75% 1/22/2036	5,000	4,805
Kuaishou Technology 4.75% 1/22/2036 (f)	3,000	2,883
Meta Platforms, Inc. 4.55% 5/15/2031	15,000	14,923
Meta Platforms, Inc. 4.60% 11/15/2032	45,264	44,522
Meta Platforms, Inc. 4.875% 11/15/2035	190,011	184,982
Meta Platforms, Inc. 5.25% 5/15/2036	12,587	12,503
Meta Platforms, Inc. 5.50% 11/15/2045	44,498	41,315
Meta Platforms, Inc. 6.20% 5/15/2046	6,390	6,398
Meta Platforms, Inc. 5.40% 8/15/2054	22,000	19,425
Meta Platforms, Inc. 5.625% 11/15/2055	185,082	167,827
Meta Platforms, Inc. 6.30% 5/15/2056	8,260	8,228
Meta Platforms, Inc. 5.75% 11/15/2065	32,075	28,835
Netflix, Inc. 4.90% 8/15/2034	860	858
Netflix, Inc. 5.40% 8/15/2054	805	774
News Corp. 5.125% 2/15/2032 (f)	8,175	8,012
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	17,000	17,010
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	2,750	2,746
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (f)	4,740	4,961
Orange 4.75% 1/13/2033 (f)	30,738	30,164
Orange 5.00% 1/13/2036 (f)	35,343	34,539
Orange 5.75% 1/13/2056 (f)	2,457	2,459
Paramount Global 6.875% 4/30/2036	4,000	3,754
PLDT, Inc. 3.45% 6/23/2050	3,490	2,440
SBA Tower Trust 1.631% 11/15/2026 (f)	62,772	62,126
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,658
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	4,300	4,190
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	5,000	4,544
Sitios Latinoamerica, SAB de CV, 5.375% 4/4/2032	6,180	6,154
Space Exploration Technologies Corp. 5.35% 7/15/2031 (f)	22,026	21,974
Space Exploration Technologies Corp. 5.65% 7/15/2033 (f)	26,983	26,830
Space Exploration Technologies Corp. 5.875% 7/15/2036 (f)	33,750	33,323
Space Exploration Technologies Corp. 6.60% 7/15/2046 (f)	2,500	2,433
Space Exploration Technologies Corp. 6.65% 7/15/2056 (f)	10,250	9,895
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,415
Tencent Holdings, Ltd. 2.39% 6/3/2030 (f)	10,000	9,280
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	667
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	9,870	6,794
Tencent Holdings, Ltd. 3.29% 6/3/2060 (f)	5,000	3,251
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,950
T-Mobile USA, Inc. 2.05% 2/15/2028	221	212
T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	20,125
T-Mobile USA, Inc. 3.875% 4/15/2030	14,367	13,924
T-Mobile USA, Inc. 2.55% 2/15/2031	12,500	11,345
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,789
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,439
T-Mobile USA, Inc. 2.70% 3/15/2032	429	381
T-Mobile USA, Inc. 5.125% 5/15/2032	12,852	12,989
T-Mobile USA, Inc. 4.625% 1/15/2033	7,900	7,727
T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,365

25	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
T-Mobile USA, Inc. 5.75% 1/15/2034	USD5,230	$5,417
T-Mobile USA, Inc. 5.15% 4/15/2034	6,921	6,936
T-Mobile USA, Inc. 5.30% 5/15/2035	16,807	16,892
T-Mobile USA, Inc. 4.95% 11/15/2035	5,178	5,067
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,102
T-Mobile USA, Inc. 3.40% 10/15/2052	33,939	22,265
T-Mobile USA, Inc. 5.75% 1/15/2054	3,217	3,073
T-Mobile USA, Inc. 5.50% 1/15/2055	5,708	5,244
T-Mobile USA, Inc. 5.85% 2/15/2056	2,507	2,425
Verizon Communications, Inc. 3.875% 2/8/2029	183	180
Verizon Communications, Inc. 1.75% 1/20/2031	18,894	16,602
Verizon Communications, Inc. 2.355% 3/15/2032	9,276	8,108
Verizon Communications, Inc. 4.75% 1/15/2033	18,069	17,794
Verizon Communications, Inc. 5.05% 5/9/2033	2,000	2,015
Verizon Communications, Inc. 4.78% 2/15/2035	17,269	16,712
Verizon Communications, Inc. 5.25% 4/2/2035	41,352	41,355
Verizon Communications, Inc. 5.00% 1/15/2036	53,638	52,333
Verizon Communications, Inc. 5.401% 7/2/2037	9,593	9,572
Verizon Communications, Inc. 3.40% 3/22/2041	3,500	2,707
Verizon Communications, Inc. 2.85% 9/3/2041	11,023	7,846
Verizon Communications, Inc. 5.75% 11/30/2045	9,756	9,488
Verizon Communications, Inc. 3.55% 3/22/2051	10,000	6,951
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,341
Verizon Communications, Inc. 5.875% 11/30/2055	19,819	19,241
Verizon Communications, Inc. 2.987% 10/30/2056	34,166	20,135
Verizon Communications, Inc. 6.00% 11/30/2065	10,981	10,651
Walt Disney Co. (The) 4.00% 3/14/2031	13,950	13,634
Walt Disney Co. (The) 4.625% 3/14/2036	7,600	7,374
Walt Disney Co. (The) 3.60% 1/13/2051	13,720	10,031
		2,819,603

Information technology 2.21%
Accenture Capital, Inc. 4.25% 10/4/2031	11,000	10,737
Accenture Capital, Inc. 4.50% 10/4/2034	11,394	10,932
Amphenol Corp. 3.90% 11/15/2028	15,000	14,821
Amphenol Corp. 4.125% 11/15/2030	9,500	9,317
Amphenol Corp. 4.40% 2/15/2033	18,040	17,546
Amphenol Corp. 5.00% 1/15/2035	1,506	1,506
Amphenol Corp. 4.625% 2/15/2036	50,437	48,718
Amphenol Corp. 5.375% 11/15/2054	842	818
Amphenol Corp. 5.30% 11/15/2055	22,175	21,059
Analog Devices, Inc. 1.70% 10/1/2028	1,037	977
Analog Devices, Inc. 2.10% 10/1/2031	8,587	7,562
Analog Devices, Inc. 5.05% 4/1/2034	5,266	5,331
Analog Devices, Inc. 2.95% 10/1/2051	14,709	9,527
Analog Devices, Inc. 5.30% 4/1/2054	4,478	4,269
Apple, Inc. 3.20% 5/11/2027	165,000	163,691
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	17,000	17,239
Broadcom, Inc. 4.00% 4/15/2029 (f)	434	427
Broadcom, Inc. 4.15% 4/15/2032 (f)	346	333
Broadcom, Inc. 3.469% 4/15/2034	16,347	14,684
Broadcom, Inc. 5.20% 7/15/2035	24,729	24,825
Broadcom, Inc. 3.137% 11/15/2035 (f)	2,092	1,778
Broadcom, Inc. 3.187% 11/15/2036 (f)	6,007	5,035
Cisco Systems, Inc. 5.10% 2/24/2035	39,160	39,574
Cisco Systems, Inc. 5.30% 2/26/2054	1,208	1,142
CoreWeave, Inc. 9.75% 10/1/2031 (f)	42,285	42,222
Fair Isaac Corp. 6.00% 5/15/2033 (f)	8,000	7,882
HUT 8 DC, LLC 6.192% 11/15/2042 (f)	5,117	5,185
Intel Corp. 5.00% 8/15/2033	5,751	5,709
Intel Corp. 3.05% 8/12/2051	32,671	20,454
Intel Corp. 5.60% 2/21/2054	39,950	37,388
Intel Corp. 3.10% 2/15/2060	25,150	14,370
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,777
Lenovo Group, Ltd. 6.536% 7/27/2032	6,000	6,458

The Bond Fund of America	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Microchip Technology, Inc. 4.90% 3/15/2028	USD23,460	$23,586
Microchip Technology, Inc. 5.05% 3/15/2029	14,966	15,085
Microchip Technology, Inc. 5.05% 2/15/2030	14,598	14,663
NCR Atleos Corp. 9.50% 4/1/2029 (f)	9,383	10,010
NVIDIA Corp. 4.50% 6/15/2031	6,600	6,578
NVIDIA Corp. 4.75% 6/15/2033	7,000	6,982
NVIDIA Corp. 4.95% 6/15/2036	13,400	13,288
NVIDIA Corp. 5.55% 6/15/2046	3,367	3,344
NVIDIA Corp. 5.625% 6/15/2056	2,900	2,881
Open Text Corp. 3.875% 2/15/2028 (f)	6,500	6,338
Oracle Corp. 4.80% 8/3/2028	3,000	2,994
Oracle Corp. 4.55% 2/4/2029	1,897	1,870
Oracle Corp. 4.45% 9/26/2030	25,150	24,287
Oracle Corp. 4.95% 2/4/2031	126,927	124,291
Oracle Corp. 5.25% 2/3/2032	5,125	5,054
Oracle Corp. 4.80% 9/26/2032	143,290	136,400
Oracle Corp. 6.25% 11/9/2032	68,374	70,303
Oracle Corp. 5.35% 5/4/2033	63,008	61,222
Oracle Corp. 5.50% 8/3/2035	11,715	11,215
Oracle Corp. 5.20% 9/26/2035	146,773	137,470
Oracle Corp. 5.70% 2/4/2036	170,961	165,628
Oracle Corp. 5.875% 9/26/2045	98,157	85,980
Oracle Corp. 6.55% 2/4/2046	43,182	40,729
Oracle Corp. 3.60% 4/1/2050	25,174	15,321
Oracle Corp. 6.00% 8/3/2055	32,783	27,934
Oracle Corp. 5.95% 9/26/2055	80,230	68,224
Oracle Corp. 6.70% 2/4/2056	155,458	146,409
Oracle Corp. 6.10% 9/26/2065	33,830	28,329
Oracle Corp. 6.85% 2/4/2066	1,485	1,383
QTS Fayetteville I Dc1-2, LLC 5.70% 4/15/2036 (f)	7,000	6,658
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (f)	126,608	126,259
SE Cosmos, LLC 8.875% 5/1/2031 (f)	9,000	9,260
ServiceNow, Inc. 1.40% 9/1/2030	2,348	2,059
SK hynix, Inc. 6.375% 1/17/2028 (f)	10,000	10,261
SK hynix, Inc. 6.375% 1/17/2028	2,800	2,873
SK hynix, Inc. 2.375% 1/19/2031	5,000	4,526
SK hynix, Inc. 2.375% 1/19/2031 (f)	4,830	4,372
SK hynix, Inc. 6.50% 1/17/2033	11,000	11,930
Synopsys, Inc. 4.55% 4/1/2027	20,000	20,032
Synopsys, Inc. 4.85% 4/1/2030	31,440	31,501
Synopsys, Inc. 5.15% 4/1/2035	91,112	90,633
Synopsys, Inc. 5.70% 4/1/2055	37,250	36,156
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	9,594
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,774
TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,934
UKG, Inc. 6.875% 2/1/2031 (f)	3,250	3,159
Viasat, Inc. 5.625% 4/15/2027 (f)	8,000	8,008
		2,225,080

Energy 2.02%
APA Corp. 4.25% 1/15/2030	9,050	8,899
APA Corp. 4.75% 4/15/2043	2,588	2,141
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	6,415	6,415
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	393
Baker Hughes Holdings, LLC 4.486% 5/1/2030	2,026	2,015
BP Capital Markets America, Inc. 4.893% 9/11/2033	2,719	2,708
BP Capital Markets America, Inc. 2.772% 11/10/2050	40	25
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,275	2,263
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	193
Canadian Natural Resources, Ltd. 5.40% 12/15/2034	3,000	3,033
Cenovus Energy, Inc. 5.25% 6/15/2037	822	798
Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	11,772
Cheniere Energy Partners, LP 5.35% 11/30/2036 (f)	29,652	29,512
Cheniere Energy Partners, LP 6.05% 11/30/2056 (f)	14,726	14,885
Chevron Corp. 3.078% 5/11/2050	8,419	5,647

27	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Chevron USA, Inc. 1.018% 8/12/2027	USD2,757	$2,666
Chevron USA, Inc. 4.687% 4/15/2030	15,000	15,108
CNX Resources Corp. 7.375% 1/15/2031 (f)	1,437	1,472
CNX Resources Corp. 7.25% 3/1/2032 (f)	2,935	3,025
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (f)	8,000	8,315
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043 (f)	3,869	4,131
Columbia Pipelines Operating Co., LLC 6.544% 11/15/2053 (f)	8,155	8,694
ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,049
ConocoPhillips Co. 3.80% 3/15/2052	12,105	8,890
ConocoPhillips Co. 5.30% 5/15/2053	24,358	22,690
ConocoPhillips Co. 5.55% 3/15/2054	11,488	11,116
ConocoPhillips Co. 5.50% 1/15/2055	5,802	5,564
Devon Energy Corp. 5.20% 9/15/2034	23,000	23,031
Diamondback Energy, Inc. 5.75% 4/18/2054	7,500	7,297
Ecopetrol SA 8.625% 1/19/2029	2,000	2,123
Ecopetrol SA 8.875% 1/13/2033	57,550	63,061
Ecopetrol SA 8.375% 1/19/2036	1,305	1,414
Empresa Nacional del Petroleo 5.95% 7/30/2034 (f)	4,370	4,467
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (f)	4,000	3,842
Energy Transfer, LP 5.25% 7/1/2029	6,493	6,587
Enterprise Products Operating, LLC 4.60% 1/15/2031	3,287	3,277
Enterprise Products Operating, LLC 4.95% 2/15/2035	5,081	5,044
Enterprise Products Operating, LLC 5.20% 1/15/2036	7,462	7,488
EOG Resources, Inc. 4.40% 7/15/2028	1,024	1,023
EOG Resources, Inc. 4.40% 1/15/2031	5,577	5,505
EOG Resources, Inc. 3.90% 4/1/2035	8,000	7,322
EOG Resources, Inc. 5.35% 1/15/2036	4,545	4,596
EOG Resources, Inc. 5.65% 12/1/2054	3,994	3,911
EQT Corp. 7.00% 2/1/2030	15,000	15,967
Equinor ASA 3.125% 4/6/2030	22,503	21,434
Equinor ASA 3.25% 11/18/2049	5,687	3,940
Exxon Mobil Corp. 3.482% 3/19/2030	10,000	9,684
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	25,883
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,803
Exxon Mobil Corp. 3.452% 4/15/2051	6,702	4,776
Green Palm Bidco SARL 5.957% 6/30/2041 (f)	16,746	16,933
Green Palm Bidco SARL 6.462% 6/30/2046 (f)	13,246	13,427
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	10,000	10,216
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036	5,620	5,741
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	7,154	7,413
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	2,010	2,083
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	1,570	1,582
Hilcorp Energy I, LP 6.25% 4/15/2032 (f)	9,000	8,717
Matador Resources Co. 6.25% 4/15/2033 (f)	2,000	1,994
Matador Resources Co. 6.00% 4/15/2034 (f)	1,750	1,707
Modec Finance BV 7.84% 7/15/2026 (i)(j)	5,000	5,058
MPLX, LP 4.00% 3/15/2028	3,500	3,468
MPLX, LP 5.40% 9/15/2035	4,033	4,024
Murphy Oil Corp. 5.875% 12/1/2042 (e)	1,395	1,243
Murphy Oil USA, Inc. 3.75% 2/15/2031 (f)	10,160	9,509
Murphy Oil USA, Inc. 5.875% 6/1/2034 (f)	5,000	5,019
MV24 Capital BV 6.748% 6/1/2034 (f)	1,334	1,329
Nabors Industries, Inc. 7.625% 11/15/2032 (f)	3,200	3,276
NFE Financing, LLC 12.00% 11/15/2029 (f)(h)	21,386	7,571
Noble Finance II, LLC 8.00% 4/15/2030 (f)	1,572	1,630
Noble Finance II, LLC 6.25% 6/15/2034 (f)	13,895	13,627
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	38,861
Occidental Petroleum Corp. 6.625% 9/1/2030	41,183	43,591
Occidental Petroleum Corp. 5.375% 1/1/2032	98,000	100,007
Occidental Petroleum Corp. 6.60% 3/15/2046	5,000	5,339
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,745
Oleoducto Central SA 4.00% 7/14/2027	8,569	8,464
Oleoducto Central SA 4.00% 7/14/2027 (f)	4,960	4,899
ONEOK, Inc. 5.55% 11/1/2026	1,977	1,983
ONEOK, Inc. 5.65% 11/1/2028	11,023	11,255
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	6,000	6,309

The Bond Fund of America	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.49% 1/23/2027	USD6,423	$6,467
Petroleos Mexicanos 6.50% 3/13/2027	22,599	22,771
Petroleos Mexicanos 5.35% 2/12/2028	11,978	11,998
Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,871
Petroleos Mexicanos 8.75% 6/2/2029	143,199	153,210
Petroleos Mexicanos 6.84% 1/23/2030	121,926	125,302
Petroleos Mexicanos 5.95% 1/28/2031	92,845	91,824
Petroleos Mexicanos 6.70% 2/16/2032	168,016	169,608
Petroleos Mexicanos 6.625% 6/15/2035	30,000	29,148
Petroleos Mexicanos 6.375% 1/23/2045	229	195
Petroleos Mexicanos 6.75% 9/21/2047	560	480
Petroleos Mexicanos 6.35% 2/12/2048	93	77
Petroleos Mexicanos 7.69% 1/23/2050	1,590	1,484
Petroleos Mexicanos 6.95% 1/28/2060	661	556
PETRONAS Capital, Ltd. 4.50% 3/18/2045	4,800	4,263
PETRONAS Capital, Ltd. 5.848% 4/3/2055	5,700	5,926
Pluspetrol Camisea SA 6.24% 7/3/2036 (f)	1,270	1,323
PTT PCL 4.50% 10/25/2042	800	709
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (f)	4,780	4,691
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,305
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	3,000	2,257
Qatar Energy 1.375% 9/12/2026 (f)	18,535	18,445
Qatar Energy 2.25% 7/12/2031 (f)	32,300	28,727
Raizen Fuels Finance SA 5.30% 1/20/2027	2,440	1,330
Raizen Fuels Finance SA 6.25% 7/8/2032	7,905	4,348
Raizen Fuels Finance SA 6.25% 7/8/2032 (f)	5,000	2,750
Raizen Fuels Finance SA 6.45% 3/5/2034	1,775	982
Raizen Fuels Finance SA 6.45% 3/5/2034	1,325	733
Raizen Fuels Finance SA 6.70% 2/25/2037	1,500	830
Raizen Fuels Finance SA 6.95% 3/5/2054 (f)	1,050	570
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,954
Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,700
Reliance Industries, Ltd. 6.25% 10/19/2040	750	813
Reliance Industries, Ltd. 4.875% 2/10/2045	5,044	4,595
Reliance Industries, Ltd. 3.625% 1/12/2052	4,497	3,245
Reliance Industries, Ltd. 3.75% 1/12/2062	300	212
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (f)	6,001	6,012
Saudi Arabian Oil Co. 4.00% 2/2/2029 (f)	26,278	25,834
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	70,839	69,297
Schlumberger Investment SA 4.55% 5/7/2031	11,131	11,072
Schlumberger Investment SA 4.80% 5/7/2033	44,395	44,167
Schlumberger Investment SA 5.15% 5/7/2036	37,783	37,629
Shell Finance US, Inc. 2.375% 11/7/2029	9,441	8,841
Shell Finance US, Inc. 2.75% 4/6/2030	841	790
Shell Finance US, Inc. 3.25% 4/6/2050	580	402
Shell Finance US, Inc. 3.00% 11/26/2051 (f)	6,734	4,380
SM Energy Co. 8.625% 11/1/2030 (f)	4,665	4,901
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	5,175	5,189
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034	15,861	15,807
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054	14,385	13,769
Sunoco, LP 7.00% 9/15/2028 (f)	6,715	6,852
Sunoco, LP 4.50% 5/15/2029	5,215	5,102
Sunoco, LP 5.625% 3/15/2031 (f)	790	785
Sunoco, LP 5.875% 3/15/2034 (f)	840	829
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,216
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	2,706	2,402
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	6,900	4,860
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	2,166	1,588
TMS Issuer SARL 5.78% 8/23/2032	5,750	5,885
TotalEnergies Capital International SA 2.829% 1/10/2030	12,200	11,521
TotalEnergies Capital International SA 3.127% 5/29/2050	1,008	671
TotalEnergies Capital SA 5.15% 4/5/2034	1,221	1,239
TotalEnergies Capital SA 4.724% 9/10/2034	5,000	4,945
TotalEnergies Capital SA 5.488% 4/5/2054	30,500	29,492
TotalEnergies Capital SA 5.275% 9/10/2054	11,071	10,437
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	73,441	72,221

29	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Transportadora de Gas del Peru SA 4.25% 4/30/2028	USD343	$340
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	5,000	4,696
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (f)	46,000	41,028
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (f)	7,000	7,080
Venture Global LNG, Inc. 6.375% 12/15/2034 (f)	20,585	20,242
Venture Global LNG, Inc. 6.625% 6/15/2036 (f)	21,360	21,066
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (f)	19,830	20,668
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	13,325	14,135
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	160	163
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,910	3,992
		2,037,158

Industrials 1.72%
ADT Security Corp. 4.125% 8/1/2029 (f)	3,000	2,878
ADT Security Corp. 4.875% 7/15/2032 (f)	3,000	2,837
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (f)	4,100	3,563
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (f)	3,180	2,701
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,699
BAE Systems PLC 5.125% 3/26/2029 (f)	5,445	5,521
BAE Systems PLC 5.25% 3/26/2031 (f)	1,593	1,626
BAE Systems PLC 5.30% 3/26/2034 (f)	67,727	68,973
BAE Systems PLC 5.50% 3/26/2054 (f)	1,921	1,902
Boeing Co. (The) 2.70% 2/1/2027	11,304	11,182
Boeing Co. (The) 5.04% 5/1/2027	1,126	1,129
Boeing Co. (The) 6.259% 5/1/2027	10,697	10,841
Boeing Co. (The) 3.25% 2/1/2028	49,283	48,255
Boeing Co. (The) 6.298% 5/1/2029	12,918	13,451
Boeing Co. (The) 5.15% 5/1/2030	31,776	32,169
Boeing Co. (The) 3.625% 2/1/2031	3,864	3,678
Boeing Co. (The) 6.388% 5/1/2031	46,103	48,999
Boeing Co. (The) 3.60% 5/1/2034	6,790	6,114
Boeing Co. (The) 6.528% 5/1/2034	23,657	25,745
Boeing Co. (The) 5.705% 5/1/2040	8,150	8,292
Boeing Co. (The) 3.90% 5/1/2049	1,000	751
Boeing Co. (The) 3.75% 2/1/2050	537	392
Boeing Co. (The) 5.805% 5/1/2050	5,113	5,055
Boeing Co. (The) 6.858% 5/1/2054	5,834	6,562
Boeing Co. (The) 5.93% 5/1/2060	9,187	9,044
Boeing Co. (The) 7.008% 5/1/2064	4,581	5,214
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,790
Canadian National Railway Co. 4.375% 9/18/2034	1,488	1,438
Canadian Pacific Railway Co. 1.75% 12/2/2026	947	938
Canadian Pacific Railway Co. 4.00% 3/15/2029	4,000	3,942
Canadian Pacific Railway Co. 4.80% 3/30/2030	22,797	22,920
Canadian Pacific Railway Co. 5.20% 3/30/2035	36,787	37,205
Canadian Pacific Railway Co. 3.00% 12/2/2041	9,905	7,356
Canadian Pacific Railway Co. 3.10% 12/2/2051	30,869	20,174
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	4,705	4,707
Carrier Global Corp. 2.722% 2/15/2030	12,746	11,921
Carrier Global Corp. 2.70% 2/15/2031	479	439
Carrier Global Corp. 5.90% 3/15/2034	1,828	1,928
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (f)	9,430	9,480
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,540
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	4,600	4,622
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (f)	6,780	7,028
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (j)	1,400	1,073
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,332
CK Hutchison International (24) II, Ltd. 4.75% 9/13/2034	3,700	3,663
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	3,700	2,710
Clean Harbors, Inc. 5.125% 7/15/2029 (f)	10,000	9,953
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)	1,560	1,565
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	2,968
CSX Corp. 3.25% 6/1/2027	20,000	19,802
CSX Corp. 2.40% 2/15/2030	11,598	10,774
CSX Corp. 4.10% 11/15/2032	29,939	28,993

The Bond Fund of America	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
CSX Corp. 5.20% 11/15/2033	USD7,866	$8,038
CSX Corp. 5.05% 6/15/2035	34,232	34,315
CSX Corp. 2.50% 5/15/2051	1,204	710
CSX Corp. 4.50% 11/15/2052	6,998	5,893
CSX Corp. 4.90% 3/15/2055	3,016	2,693
Eaton Corp. 3.95% 3/6/2029	9,000	8,872
Eaton Corp. 4.20% 3/6/2031	21,740	21,314
Eaton Corp. 4.50% 3/6/2033	14,819	14,514
Eaton Corp. 4.15% 3/15/2033	654	632
Eaton Corp. 4.80% 3/6/2036	35,109	34,459
GE Vernova, Inc. 4.25% 2/4/2031	5,797	5,707
GE Vernova, Inc. 4.875% 2/4/2036	6,000	5,908
GE Vernova, Inc. 5.50% 2/4/2056	7,762	7,535
General Dynamics Corp. 2.25% 6/1/2031	312	280
General Dynamics Corp. 4.95% 8/15/2035	4,955	4,965
General Electric Co. 4.30% 7/29/2030	3,882	3,848
General Electric Co. 4.90% 1/29/2036	8,025	8,017
Herc Holdings, Inc. 5.75% 3/15/2031 (f)	2,065	2,064
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	6,000	6,260
Herc Holdings, Inc. 6.00% 3/15/2034 (f)	5,000	4,972
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (f)	1,000	986
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	54,042	53,124
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	30,322	29,775
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)	25,500	25,120
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (f)	2,000	1,993
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (f)	13,000	13,009
Howmet Aerospace, Inc. 4.75% 4/15/2036	7,500	7,301
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (j)	9,600	9,655
Hubbell, Inc. 4.65% 6/15/2031	7,207	7,180
Hubbell, Inc. 4.90% 6/15/2033	8,311	8,251
Hubbell, Inc. 5.15% 6/15/2036	18,141	18,068
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,470
Icahn Enterprises, LP 5.25% 5/15/2027	18,000	17,801
Ingersoll-Rand, Inc. 5.70% 8/14/2033	4,791	4,984
Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,453	1,480
L3Harris Technologies, Inc. 5.40% 7/31/2033	11,257	11,512
LATAM Airlines Group SA 7.875% 4/15/2030	1,000	1,042
LATAM Airlines Group SA 7.625% 1/7/2031 (f)	11,380	11,817
LG Energy Solution, Ltd. 5.25% 4/2/2028 (f)	3,920	3,945
LG Energy Solution, Ltd. 5.375% 4/2/2030 (f)	3,000	3,029
LG Energy Solution, Ltd. 5.25% 4/2/2031 (f)	4,855	4,850
LG Energy Solution, Ltd. 5.50% 7/2/2034	3,000	3,007
LG Energy Solution, Ltd. 5.875% 4/2/2035	16,900	17,138
LG Energy Solution, Ltd. 5.875% 4/2/2035 (f)	500	507
LG Energy Solution, Ltd. 5.875% 4/2/2036 (f)	5,885	5,950
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (f)	1,882	1,925
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	401	410
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	4,723	4,497
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (f)	2,262	2,154
Lockheed Martin Corp. 5.25% 1/15/2033	19,435	20,106
Lockheed Martin Corp. 4.75% 2/15/2034	813	807
Lockheed Martin Corp. 5.70% 11/15/2054	14,795	14,885
Masco Corp. 1.50% 2/15/2028	795	757
Masco Corp. 2.00% 2/15/2031	1,173	1,034
Mexico City Airport Trust 4.25% 10/31/2026	8,700	8,699
Mexico City Airport Trust 3.875% 4/30/2028	11,400	11,126
Mexico City Airport Trust 5.50% 7/31/2047	2,000	1,713
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (f)	13,872	13,768
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,940
Moog, Inc. 5.50% 10/15/2034 (f)	410	405
MTR Corp., Ltd. 5.25% 4/1/2055	2,000	1,989
MTR Corp. CI, Ltd. 4.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 0.86% on 12/24/2030) (e)	5,100	5,116
MTR Corp. CI, Ltd. 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (e)	15,500	15,999
Norfolk Southern Corp. 3.80% 8/1/2028	15,000	14,812

31	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Norfolk Southern Corp. 5.05% 8/1/2030	USD9,546	$9,700
Norfolk Southern Corp. 4.45% 3/1/2033	11,653	11,427
Norfolk Southern Corp. 5.10% 5/1/2035	23,386	23,551
Norfolk Southern Corp. 5.35% 8/1/2054	20,914	19,758
Northrop Grumman Corp. 4.65% 7/15/2030	14,212	14,247
Northrop Grumman Corp. 4.70% 3/15/2033	11,968	11,889
Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,508
OCP SA 6.10% 4/30/2030	3,270	3,364
OCP SA 6.75% 5/2/2034	5,680	5,999
OCP SA 6.70% 3/1/2036	4,290	4,485
OCP SA 7.50% 5/2/2054	1,400	1,515
Paychex, Inc. 5.10% 4/15/2030	5,853	5,905
Paychex, Inc. 5.35% 4/15/2032	9,012	9,122
Paychex, Inc. 5.60% 4/15/2035	2,129	2,152
Prime Security Services Borrrower, LLC 3.375% 8/31/2027 (f)	3,100	3,038
QXO Building Products, Inc. 6.50% 7/15/2031 (f)	9,850	10,044
QXO Building Products, Inc. 6.75% 4/30/2032 (f)	8,000	8,265
QXO Building Products, Inc. 6.875% 7/15/2034 (f)	9,090	9,337
Republic Services, Inc. 4.875% 4/1/2029	4,090	4,128
Republic Services, Inc. 2.375% 3/15/2033	1,252	1,085
RTX Corp. 5.75% 11/8/2026	4,000	4,018
RTX Corp. 3.125% 5/4/2027	1,000	990
RTX Corp. 4.125% 11/16/2028	3,320	3,295
RTX Corp. 6.00% 3/15/2031	4,072	4,298
RTX Corp. 1.90% 9/1/2031	7,488	6,545
RTX Corp. 2.375% 3/15/2032	7,474	6,604
RTX Corp. 5.15% 2/27/2033	428	436
RTX Corp. 6.10% 3/15/2034	3,664	3,932
RTX Corp. 4.50% 6/1/2042	1,375	1,231
RTX Corp. 3.03% 3/15/2052	5,000	3,229
RTX Corp. 5.375% 2/27/2053	3,194	3,061
RTX Corp. 6.40% 3/15/2054	4,211	4,625
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (f)	1,256	965
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,407
Siemens Funding BV 4.90% 5/28/2032 (f)	28,500	28,873
Siemens Funding BV 5.20% 5/28/2035 (f)	4,000	4,073
Siemens Funding BV 5.80% 5/28/2055 (f)	27,757	28,744
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)	26,975	26,840
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	31,810	31,548
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	44,535	44,082
Sumisho Air Lease Corp. 5.50% 3/24/2036 (f)	2,120	2,113
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (f)	12,355	11,111
Texas Combined Tirz I, LLC 0% 12/7/2062 (f)(i)	3,243	3,243
TransDigm, Inc. 6.25% 1/31/2034 (f)	6,000	6,127
Triton Container International, Ltd. 3.15% 6/15/2031 (f)	15,346	13,904
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	7,887
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	4,072
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	8,356
Tyco Electronics Group SA 4.50% 2/9/2031	10,000	9,944
Tyco Electronics Group SA 4.875% 2/9/2036	10,000	9,800
Union Pacific Corp. 2.15% 2/5/2027	4,740	4,681
Union Pacific Corp. 2.40% 2/5/2030	4,050	3,767
Union Pacific Corp. 2.375% 5/20/2031	22,125	19,986
Union Pacific Corp. 2.80% 2/14/2032	26,993	24,588
Union Pacific Corp. 5.10% 2/20/2035	7,741	7,855
Union Pacific Corp. 2.891% 4/6/2036	4,119	3,470
Union Pacific Corp. 4.30% 3/1/2049	1,367	1,134
Union Pacific Corp. 3.25% 2/5/2050	17,642	12,142
Union Pacific Corp. 2.95% 3/10/2052	8,805	5,634
Union Pacific Corp. 3.50% 2/14/2053	8,943	6,309
Union Pacific Corp. 5.60% 12/1/2054	18,222	18,088
Union Pacific Corp. 3.839% 3/20/2060	4,000	2,886
United Airlines Holdings, Inc. 5.375% 3/1/2031	1,305	1,297
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (f)	6,388	6,521
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034	6,965	7,111

The Bond Fund of America	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Waste Connections, Inc. 4.80% 7/15/2036	USD2,676	$2,605
Waste Management, Inc. 4.80% 3/15/2032	1,094	1,102
Waste Management, Inc. 4.95% 3/15/2035	8,243	8,232
		1,736,246

Consumer staples 1.31%
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	4,910	4,682
Altria Group, Inc. 4.875% 2/4/2028	3,256	3,273
Altria Group, Inc. 3.40% 5/6/2030	916	874
Altria Group, Inc. 4.50% 5/2/2043	100	84
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	13,270	12,921
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	3,549	3,235
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	1,500	1,516
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,174
BAT Capital Corp. 3.215% 9/6/2026	6,482	6,470
BAT Capital Corp. 3.557% 8/15/2027	17,969	17,797
BAT Capital Corp. 2.259% 3/25/2028	2,106	2,027
BAT Capital Corp. 6.343% 8/2/2030	7,000	7,401
BAT Capital Corp. 5.834% 2/20/2031	4,243	4,421
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,616
BAT Capital Corp. 5.35% 8/15/2032	63,550	65,065
BAT Capital Corp. 4.625% 3/22/2033	12,386	12,126
BAT Capital Corp. 6.421% 8/2/2033	26,154	28,283
BAT Capital Corp. 6.00% 2/20/2034	15,700	16,560
BAT Capital Corp. 5.625% 8/15/2035	32,322	33,322
BAT Capital Corp. 4.39% 8/15/2037	5,000	4,575
BAT Capital Corp. 4.54% 8/15/2047	5,656	4,667
BAT Capital Corp. 4.758% 9/6/2049	3,873	3,261
BAT Capital Corp. 6.25% 8/15/2055	7,660	7,846
Campbell’s Co. (The) 4.75% 3/23/2035	2,263	2,113
Clorox Co. 4.70% 5/15/2031	6,099	6,062
Clorox Co. 4.95% 5/15/2033	4,217	4,177
Clorox Co. 5.25% 5/15/2036	7,006	6,983
Coca-Cola Co. 5.00% 5/13/2034	3,966	4,061
Coca-Cola Co. 5.20% 1/14/2055	6,586	6,291
Conagra Brands, Inc. 1.375% 11/1/2027	527	505
Constellation Brands, Inc. 2.875% 5/1/2030	8,545	7,985
Constellation Brands, Inc. 4.80% 5/1/2030	2,570	2,579
Constellation Brands, Inc. 4.85% 5/6/2031	6,620	6,620
Constellation Brands, Inc. 2.25% 8/1/2031	4,278	3,777
Constellation Brands, Inc. 4.75% 5/9/2032	12,733	12,602
Constellation Brands, Inc. 4.90% 5/1/2033	2,583	2,554
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	784
Coty, Inc. 4.75% 1/15/2029 (f)	3,117	3,031
Coty, Inc. 6.625% 7/15/2030 (f)	16,313	16,329
Coty, Inc. 5.60% 1/15/2031 (f)	38,593	37,568
Darling Ingredients, Inc. 5.25% 4/15/2027 (f)	6,000	5,999
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	16,058	16,022
Imperial Brands Finance PLC 4.875% 2/7/2032 (f)	34,610	34,401
Imperial Brands Finance PLC 5.875% 7/1/2034 (f)	8,300	8,540
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	48,491	48,950
Imperial Brands Finance PLC 5.50% 7/7/2036 (f)	16,800	16,703
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	11,756	12,009
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	13,570	12,423
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	6,685	5,411
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	655
InRetail Consumer 3.25% 3/22/2028 (f)	5,400	5,207
InRetail Consumer 3.25% 3/22/2028	2,000	1,929
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,000	4,119
J. M. Smucker Co. (The) 6.20% 11/15/2033	3,000	3,200
JBS USA Holding Lux SARL 3.00% 2/2/2029	2,818	2,706
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,406
Keurig Dr Pepper, Inc. 5.30% 3/15/2034	19,865	19,922
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	25,366	25,078
Keurig Dr Pepper, Inc. 4.50% 4/15/2052	6,165	4,952

33	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Mars, Inc. 4.80% 3/1/2030 (f)	USD35,228	$35,340
Mars, Inc. 5.00% 3/1/2032 (f)	36,419	36,686
Mars, Inc. 5.20% 3/1/2035 (f)	65,939	66,224
Mars, Inc. 5.70% 5/1/2055 (f)	78,388	77,280
McCormick & Co., Inc. 4.15% 2/15/2029	3,346	3,310
Mondelez International, Inc. 4.50% 5/6/2030	13,785	13,713
Mondelez International, Inc. 5.125% 5/6/2035	30,766	30,864
PepsiCo, Inc. 1.625% 5/1/2030	588	530
PepsiCo, Inc. 1.40% 2/25/2031	666	582
Performance Food Group, Inc. 5.625% 3/1/2034 (f)	3,795	3,727
Philip Morris International, Inc. 5.125% 11/17/2027	3,600	3,634
Philip Morris International, Inc. 4.125% 4/28/2028	13,000	12,935
Philip Morris International, Inc. 5.25% 9/7/2028	11,854	12,038
Philip Morris International, Inc. 4.125% 4/27/2029	4,000	3,958
Philip Morris International, Inc. 3.375% 8/15/2029	780	753
Philip Morris International, Inc. 5.625% 11/17/2029	4,032	4,158
Philip Morris International, Inc. 5.125% 2/15/2030	17,500	17,768
Philip Morris International, Inc. 4.375% 4/30/2030	1,179	1,168
Philip Morris International, Inc. 5.50% 9/7/2030	12,600	12,999
Philip Morris International, Inc. 4.00% 10/29/2030	2,413	2,351
Philip Morris International, Inc. 5.125% 2/13/2031	3,640	3,708
Philip Morris International, Inc. 4.75% 11/1/2031	6,696	6,720
Philip Morris International, Inc. 4.25% 10/29/2032	6,560	6,364
Philip Morris International, Inc. 5.75% 11/17/2032	19,801	20,746
Philip Morris International, Inc. 5.25% 2/13/2034	19,605	19,932
Philip Morris International, Inc. 4.90% 11/1/2034	55,100	54,783
Philip Morris International, Inc. 4.875% 4/30/2035	27,908	27,510
Philip Morris International, Inc. 4.625% 10/29/2035	5,485	5,283
Philip Morris International, Inc. 4.875% 4/29/2036	10,098	9,890
Philip Morris International, Inc. 4.125% 3/4/2043	108	91
Philip Morris International, Inc. 4.25% 11/10/2044	106	89
Prestige Brands, Inc. 6.25% 7/15/2034 (f)	2,015	2,015
Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,025
Walmart, Inc. 1.05% 9/17/2026	90,000	89,459
Walmart, Inc. 3.95% 9/9/2027	75,000	74,824
Walmart, Inc. 4.00% 4/30/2029	40,000	39,699
Walmart, Inc. 4.90% 4/28/2035	4,962	5,006
Walmart, Inc. 4.50% 4/15/2053	6,632	5,767
		1,320,778

Materials 0.92%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,495
Alpek, SAB de CV 3.25% 2/25/2031 (f)	5,000	4,378
Anglo American Capital PLC 5.25% 3/19/2036 (f)	36,110	35,748
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	9,729	9,884
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	1,099
Braskem Netherlands Finance BV 4.50% 1/31/2030 (f)	4,600	2,648
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	1,235	774
Braskem Netherlands Finance BV 8.50% 1/12/2031	643	403
Braskem Netherlands Finance BV 7.25% 2/13/2033 (f)	924	549
Braskem Netherlands Finance BV 5.875% 1/31/2050 (f)	4,000	1,721
Celanese US Holdings, LLC 7.165% 7/15/2027	75,210	77,073
Celanese US Holdings, LLC 7.35% 11/15/2028	63,122	65,783
Celanese US Holdings, LLC 7.33% 7/15/2029	53,181	55,627
Celanese US Holdings, LLC 7.55% 11/15/2030	61,803	65,548
Celanese US Holdings, LLC 7.379% 7/15/2032	13,762	14,482
Celanese US Holdings, LLC 6.75% 4/15/2033	4,000	4,077
Celanese US Holdings, LLC 7.45% 11/15/2033	10,425	11,145
Celanese US Holdings, LLC 7.375% 2/15/2034	2,385	2,466
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032	6,245	6,264
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (f)	2,195	2,202
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (f)	6,833	6,813
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	4,175	4,032
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	1,175	1,177
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	7,825	7,159

The Bond Fund of America	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	USD325	$323
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (f)	400	400
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	3,275	3,273
Commercial Metals Co. 5.75% 11/15/2033 (f)	1,435	1,427
Commercial Metals Co. 6.00% 12/15/2035 (f)	2,845	2,839
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	10,000	10,361
CROWN Americas, LLC 4.25% 9/30/2026	4,000	4,002
Dow Chemical Co. (The) 4.80% 1/15/2031	9,000	8,869
Dow Chemical Co. (The) 5.15% 2/15/2034	1,442	1,415
Dow Chemical Co. (The) 5.35% 3/15/2035	4,732	4,660
Dow Chemical Co. (The) 5.65% 3/15/2036	2,857	2,844
Dow Chemical Co. (The) 4.375% 11/15/2042	7,283	5,877
Dow Chemical Co. (The) 4.625% 10/1/2044	491	401
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	5,776
Dow Chemical Co. (The) 4.80% 5/15/2049	13,493	10,804
Dow Chemical Co. (The) 3.60% 11/15/2050	16,425	10,899
Dow Chemical Co. (The) 5.60% 2/15/2054	3,822	3,390
Ecolab, Inc. 4.80% 6/15/2031	32,500	32,655
Ecolab, Inc. 5.15% 6/15/2033	35,500	36,001
Ecolab, Inc. 5.35% 6/15/2036	24,750	25,186
Fresnillo PLC 4.25% 10/2/2050 (f)	9,516	7,399
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	8,000	7,226
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,638
Graphic Packaging International, LLC 3.50% 3/15/2028 (f)	8,000	7,765
Graphic Packaging International, LLC 6.375% 7/15/2032 (f)	24,000	24,244
ICL Group, Ltd. 6.036% 6/16/2036 (f)	5,990	5,991
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	173	167
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (f)	1,422	1,283
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	3,850	3,871
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	7,730	7,800
LYB International Finance III, LLC 5.125% 1/15/2031	11,523	11,508
LYB International Finance III, LLC 5.50% 3/1/2034	3,548	3,519
LYB International Finance III, LLC 6.15% 5/15/2035	11,700	11,996
LYB International Finance III, LLC 5.875% 1/15/2036	40,418	40,544
LYB International Finance III, LLC 3.375% 10/1/2040	7,576	5,553
LYB International Finance III, LLC 3.80% 10/1/2060	1,321	835
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	1,750	1,771
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	4,831	4,990
Mosaic Co. 4.05% 11/15/2027	1,486	1,476
NOVA Chemicals Corp. 8.50% 11/15/2028 (f)	1,490	1,544
NOVA Chemicals Corp. 4.25% 5/15/2029 (f)	3,935	3,829
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	7,205	7,551
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	7,000	5,820
POSCO 4.875% 1/23/2027 (f)	9,040	9,058
POSCO 5.75% 1/17/2028 (f)	5,195	5,281
POSCO 4.50% 1/16/2031 (f)	8,920	8,760
POSCO 5.875% 1/17/2033 (f)	630	660
POSCO 5.00% 1/16/2036 (f)	5,420	5,277
POSCO 5.00% 1/16/2036	3,000	2,921
POSCO Holdings, Inc. 5.75% 5/7/2035	8,000	8,195
POSCO Holdings, Inc. 5.75% 5/7/2035 (f)	2,000	2,049
PT Freeport Indonesia 4.763% 4/14/2027	13,000	13,059
PT Freeport Indonesia 5.315% 4/14/2032	6,000	5,966
PT Freeport Indonesia 6.20% 4/14/2052	4,900	4,797
PT Krakatau Posco 6.375% 6/11/2027	9,000	9,052
PT Krakatau Posco 6.375% 6/11/2029	8,000	8,059
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	5,000	5,108
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	4,500	4,544
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	3,514	3,569
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	8,045	8,144
Sherwin-Williams Co. 4.30% 8/15/2028	10,000	9,949
Sherwin-Williams Co. 4.50% 8/15/2030	18,500	18,358
Sherwin-Williams Co. 5.15% 8/15/2035	20,219	20,300
Suzano Austria gmbh 3.125% 1/15/2032	1,725	1,531
Suzano Netherlands BV 5.50% 1/15/2036	6,400	6,226
Tronox, Inc. 9.125% 9/30/2030 (f)	1,230	1,237

35	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Vale Overseas, Ltd. 6.40% 6/28/2054	USD6,330	$6,466
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (e)(f)	3,640	3,645
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	11,000	11,180
Westlake Corp. 5.00% 8/15/2046	5,265	4,537
Westlake Corp. 4.375% 11/15/2047	1,110	862
		924,059

Real estate 0.65%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	99
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,824
Alexandria Real Estate Equities, Inc. 5.625% 5/15/2054	2,250	2,131
American Tower Corp. 3.65% 3/15/2027	427	425
American Tower Corp. 2.70% 4/15/2031	5,000	4,551
Boston Properties, LP 2.90% 3/15/2030	68,683	64,007
Boston Properties, LP 3.25% 1/30/2031	24,747	22,967
Boston Properties, LP 2.55% 4/1/2032	74,163	64,615
Boston Properties, LP 2.45% 10/1/2033	16,815	13,836
Boston Properties, LP 6.50% 1/15/2034	2,157	2,290
Boston Properties, LP 5.75% 1/15/2035	64,475	65,118
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (f)	873	795
Crown Castle, Inc. 5.00% 1/11/2028	14,069	14,148
Equinix, Inc. 2.90% 11/18/2026	2,847	2,830
Equinix, Inc. 1.55% 3/15/2028	661	629
Equinix, Inc. 3.20% 11/18/2029	1,975	1,881
Equinix, Inc. 2.15% 7/15/2030	2,678	2,415
Equinix, Inc. 2.50% 5/15/2031	2,800	2,510
Equinix, Inc. 3.90% 4/15/2032	933	882
ERP Operating, LP 4.65% 9/15/2034	5,678	5,541
Extra Space Storage, LP 2.35% 3/15/2032	20,000	17,439
FibraSOMA 4.375% 7/22/2031	5,000	4,560
FibraSOMA 4.375% 7/22/2031 (f)	3,350	3,055
FibraSOMA 7.125% 5/28/2036 (f)	13,280	13,236
Forestar Group, Inc. 5.00% 3/1/2028 (f)	2,000	2,002
Forestar Group, Inc. 6.50% 3/15/2033 (f)	5,000	5,082
Host Hotels & Resorts, LP 5.70% 7/1/2034	22,000	22,514
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	21,700	20,980
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	6,265	5,929
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,375	2,916
Iron Mountain, Inc. 5.25% 3/15/2028 (f)	9,459	9,452
Iron Mountain, Inc. 4.875% 9/15/2029 (f)	8,367	8,215
Kilroy Realty, LP 6.25% 1/15/2036	810	822
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	54,454	55,011
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (f)	19,933	20,680
MPT Operating Partnership, LP 3.50% 3/15/2031	3,000	2,065
Piedmont Operating Partnership, LP 5.625% 1/15/2033	4,328	4,311
Prologis, LP 4.75% 6/15/2033	1,726	1,711
Prologis, LP 5.125% 1/15/2034	40,000	40,290
Prologis, LP 5.00% 1/31/2035	24,101	23,989
Prologis, LP 5.25% 6/15/2053	426	404
Prologis, LP 5.25% 3/15/2054	1,235	1,172
Public Storage Operating Co. (USD-SOFR + 0.70%) 4.384% 4/16/2027 (g)	12,000	12,028
Public Storage Operating Co. 1.95% 11/9/2028	721	681
Service Properties Trust 3.95% 1/15/2028	100	98
Service Properties Trust 8.625% 11/15/2031 (f)	29,085	30,653
Simon Property Group, LP 4.375% 10/1/2030	10,946	10,843
Simon Property Group, LP 5.125% 10/1/2035	25,303	25,363
Sun Communities Operating, LP 2.30% 11/1/2028	2,919	2,769
Sun Communities Operating, LP 2.70% 7/15/2031	2,537	2,284
Sun Communities Operating, LP 4.20% 4/15/2032	541	518
Trust 2401 4.869% 1/15/2030	1,521	1,483
Trust 2401 4.869% 1/15/2030 (f)	1,319	1,286
Trust 2401 7.70% 1/23/2032 (f)	1,007	1,076
Trust Fibra Uno 4.869% 1/15/2030	681	657
Trust Fibra Uno 7.70% 1/23/2032 (f)	2,008	2,140

The Bond Fund of America	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Trust Fibra Uno 7.70% 1/23/2032	USD2,000	$2,131
VICI Properties, LP 4.75% 2/15/2028	2,429	2,429
VICI Properties, LP 4.95% 2/15/2030	2,418	2,412
VICI Properties, LP 5.125% 5/15/2032	9,757	9,679
VICI Properties, LP 5.625% 4/1/2035	4,265	4,269
WEA Finance, LLC 3.50% 6/15/2029 (f)	6,247	6,007
		658,135
Total corporate bonds and notes		31,556,472
Mortgage-backed obligations 23.79%
Federal agency mortgage-backed obligations 19.60%
Fannie Mae Pool #256449 6.50% 10/1/2026 (k)	— (b)	— (b)
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (k)	— (b)	— (b)
Fannie Mae Pool #256821 6.50% 7/1/2027 (k)	— (b)	— (b)
Fannie Mae Pool #256856 6.50% 8/1/2027 (k)	5	5
Fannie Mae Pool #MA3131 3.00% 9/1/2027 (k)	5	5
Fannie Mae Pool #256886 6.50% 9/1/2027 (k)	3	4
Fannie Mae Pool #995401 6.50% 10/1/2027 (k)	— (b)	— (b)
Fannie Mae Pool #257145 6.50% 3/1/2028 (k)	2	2
Fannie Mae Pool #251752 6.50% 6/1/2028 (k)	— (b)	— (b)
Fannie Mae Pool #257431 6.50% 10/1/2028 (k)	— (b)	— (b)
Fannie Mae Pool #496029 6.50% 1/1/2029 (k)	— (b)	— (b)
Fannie Mae Pool #FS2493 6.00% 9/1/2029 (k)	215	220
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (k)	93	91
Fannie Mae Pool #AL9668 3.00% 10/1/2030 (k)	1	1
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (k)	149	146
Fannie Mae Pool #AL6344 5.00% 2/1/2031 (k)	48	49
Fannie Mae Pool #FM9892 5.00% 9/1/2031 (k)	5	5
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (k)	188	180
Fannie Mae Pool #695412 5.00% 6/1/2033 (k)	2	2
Fannie Mae Pool #MA3518 4.00% 11/1/2033 (k)	6	6
Fannie Mae Pool #BO1359 2.50% 8/1/2034 (k)	884	833
Fannie Mae Pool #888282 7.00% 11/1/2034 (k)	5	5
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (k)	10,105	9,491
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (k)	17	17
Fannie Mae Pool #745140 5.00% 11/1/2035 (k)	97	98
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (k)	844	823
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (k)	165	161
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (k)	1,155	1,125
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (k)	622	606
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (k)	2,504	2,346
Fannie Mae Pool #AS8355 3.00% 11/1/2036 (k)	4,612	4,343
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (k)	564	531
Fannie Mae Pool #MA2866 3.00% 1/1/2037 (k)	5,466	5,147
Fannie Mae Pool #MA2897 3.00% 2/1/2037 (k)	9,717	9,182
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (k)	2,375	2,225
Fannie Mae Pool #FS0783 2.50% 3/1/2037 (k)	716	671
Fannie Mae Pool #MA4568 2.50% 3/1/2037 (k)	317	297
Fannie Mae Pool #914612 7.50% 3/1/2037 (k)	45	45
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (k)	2,088	1,956
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (k)	1,424	1,334
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (k)	558	523
Fannie Mae Pool #954927 7.00% 7/1/2037 (k)	78	79
Fannie Mae Pool #966170 7.00% 7/1/2037 (k)	57	58
Fannie Mae Pool #945680 6.00% 9/1/2037 (k)	12	13
Fannie Mae Pool #924866 5.39% 10/1/2037 (g)(k)	5	5
Fannie Mae Pool #CB6791 2.50% 7/1/2038 (k)	27	26
Fannie Mae Pool #988588 5.50% 8/1/2038 (k)	2	2
Fannie Mae Pool #889982 5.50% 11/1/2038 (k)	10	11
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (k)	21	21
Fannie Mae Pool #931768 5.00% 8/1/2039 (k)	25	25
Fannie Mae Pool #AC2641 4.50% 10/1/2039 (k)	2,257	2,234
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (k)	17	17
Fannie Mae Pool #932606 5.00% 2/1/2040 (k)	45	46
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (k)	5,048	4,409

37	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AD8522 4.00% 8/1/2040 (k)	USD60	$58
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (k)	186	188
Fannie Mae Pool #AE1761 4.00% 9/1/2040 (k)	1,170	1,137
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (k)	5,706	4,993
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (k)	369	365
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (k)	239	232
Fannie Mae Pool #MA4287 2.00% 3/1/2041 (k)	18,235	15,890
Fannie Mae Pool #AH6099 5.00% 3/1/2041 (k)	865	873
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (k)	27	27
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (k)	19	19
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (k)	38,849	33,801
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (k)	886	894
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (k)	77,378	67,258
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (k)	406	410
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (k)	36	36
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (k)	26,410	22,935
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (k)	18,521	16,105
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (k)	10,189	8,848
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (k)	137,503	119,059
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (k)	17,452	15,206
Fannie Mae Pool #AL0658 4.50% 8/1/2041 (k)	411	406
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (k)	82	80
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (k)	402	406
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (k)	220	212
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (k)	223	225
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (k)	85	86
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (k)	48,746	42,208
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (k)	412	398
Fannie Mae Pool #AJ7471 4.00% 12/1/2041 (k)	354	340
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (k)	252	243
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (k)	39	39
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (k)	16,579	14,322
Fannie Mae Pool #890407 4.00% 2/1/2042 (k)	635	615
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (k)	121	122
Fannie Mae Pool #AK6740 4.00% 3/1/2042 (k)	2,372	2,302
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (k)	1,855	1,791
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (k)	4,818	4,160
Fannie Mae Pool #FS4250 2.50% 8/1/2042 (k)	366	326
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (k)	375	351
Fannie Mae Pool #MA4908 6.00% 1/1/2043 (k)	29	30
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (k)	166	155
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (k)	51	49
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (k)	76	71
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (k)	11,523	10,436
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (k)	1,676	1,568
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (k)	560	523
Fannie Mae Pool #AV0786 4.00% 11/1/2043 (k)	2,072	1,995
Fannie Mae Pool #AL8421 3.50% 1/1/2044 (k)	9,234	8,622
Fannie Mae Pool #MA5412 6.50% 6/1/2044 (k)	14	14
Fannie Mae Pool #MA5431 6.50% 7/1/2044 (k)	1,388	1,438
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (k)	234	217
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (k)	89	83
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (k)	504	469
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (k)	954	887
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (k)	1,341	1,247
Fannie Mae Pool #AZ7366 4.00% 11/1/2045 (k)	12,420	11,870
Fannie Mae Pool #AS6348 4.00% 12/1/2045 (k)	2,145	2,049
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (k)	21	20
Fannie Mae Pool #CB0838 2.50% 6/1/2046 (k)	63	54
Fannie Mae Pool #BC8647 4.50% 6/1/2046 (k)	237	231
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (k)	24	22
Fannie Mae Pool #BD1550 4.50% 7/1/2046 (k)	229	221
Fannie Mae Pool #BD7600 4.50% 9/1/2046 (k)	72	71
Fannie Mae Pool #BD9236 3.50% 10/1/2046 (k)	297	274
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (k)	27,643	26,424
Fannie Mae Pool #MA2809 4.50% 10/1/2046 (k)	435	410

The Bond Fund of America	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA2821 4.50% 10/1/2046 (k)	USD290	$275
Fannie Mae Pool #BD9248 4.50% 10/1/2046 (k)	210	203
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (k)	387	351
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (k)	28	25
Fannie Mae Pool #BC9077 3.50% 12/1/2046 (k)	12,388	11,477
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (k)	1,384	1,282
Fannie Mae Pool #FS1681 2.00% 3/1/2047 (k)	434	355
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (k)	214	182
Fannie Mae Pool #FS0976 2.50% 3/1/2047 (k)	49	42
Fannie Mae Pool #BD7087 4.00% 3/1/2047 (k)	22,234	21,179
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (k)	469	425
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (k)	191	180
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (k)	797	738
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (k)	214	198
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (k)	122	113
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (k)	108	100
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (k)	32	30
Fannie Mae Pool #256893 7.00% 8/1/2047 (k)	7	7
Fannie Mae Pool #BH5696 4.00% 10/1/2047 (k)	27,163	25,834
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (k)	129	119
Fannie Mae Pool #BJ3525 4.50% 11/1/2047 (k)	763	745
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (k)	9,718	8,988
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (k)	2,020	1,923
Fannie Mae Pool #BJ3558 4.50% 12/1/2047 (k)	768	751
Fannie Mae Pool #BJ3581 4.50% 12/1/2047 (k)	489	478
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (k)	992	914
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (k)	582	539
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (k)	3,974	3,669
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (k)	5,006	4,475
Fannie Mae Pool #CA2102 5.00% 7/1/2048 (k)	277	278
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (k)	21,142	19,543
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (k)	174	171
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (k)	55,722	52,998
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (k)	3,833	3,966
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (k)	350	325
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (k)	6,267	5,811
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (k)	6,211	5,751
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (k)	891	798
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (k)	627	564
Fannie Mae Pool #CA4021 3.50% 8/1/2049 (k)	18,348	16,845
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (k)	1,598	1,479
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (k)	31,105	28,697
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (k)	8,151	7,541
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (k)	4,568	4,224
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (k)	16,877	15,484
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (k)	101,093	92,835
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (k)	184	154
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (k)	9,675	8,491
Fannie Mae Pool #CA5506 3.00% 4/1/2050 (k)	32,119	28,694
Fannie Mae Pool #BP1954 3.50% 4/1/2050 (k)	13,580	12,485
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (k)	14,974	14,216
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (k)	33,117	28,315
Fannie Mae Pool #BP5717 2.50% 6/1/2050 (k)	4,731	3,991
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (k)	173	145
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (k)	160	134
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (k)	11,251	9,436
Fannie Mae Pool #BP9537 2.50% 7/1/2050 (k)	745	624
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (k)	70	59
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (k)	17	14
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (k)	32,010	28,718
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (k)	8,347	7,325
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (k)	5,176	4,338
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (k)	4,146	3,543
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (k)	4,099	3,436
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (k)	4,585	4,025
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (k)	2,088	1,676

39	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM4346 2.00% 9/1/2050 (k)	USD979	$784
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (k)	6	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (k)	24,364	20,855
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (k)	5,569	4,767
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (k)	5,454	4,574
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (k)	174	146
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (k)	1,996	1,759
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (k)	6,168	5,053
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (k)	5,214	4,364
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (k)	1,949	1,666
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (k)	899	754
Fannie Mae Pool #FM4579 2.50% 10/1/2050 (k)	195	165
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (k)	165	138
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (k)	26	22
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (k)	7,015	6,156
Fannie Mae Pool #BQ7618 2.00% 11/1/2050 (k)	4,503	3,628
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (k)	1,168	935
Fannie Mae Pool #CA7596 2.00% 11/1/2050 (k)	930	746
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (k)	493	394
Fannie Mae Pool #BQ7559 2.00% 11/1/2050 (k)	133	107
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (k)	66,616	56,745
Fannie Mae Pool #CA7603 2.50% 11/1/2050 (k)	43,893	37,226
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (k)	3,539	3,031
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (k)	2,459	2,064
Fannie Mae Pool #BQ6335 2.50% 11/1/2050 (k)	1,161	972
Fannie Mae Pool #FM4862 2.50% 11/1/2050 (k)	205	172
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (k)	17,916	14,331
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (k)	6,787	5,475
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (k)	820	666
Fannie Mae Pool #BQ8457 2.00% 12/1/2050 (k)	781	627
Fannie Mae Pool #FM5849 2.00% 12/1/2050 (k)	74	59
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (k)	42	33
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (k)	29,688	24,924
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (k)	15,499	13,145
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (k)	6,255	5,298
Fannie Mae Pool #CA8136 2.50% 12/1/2050 (k)	3,831	3,240
Fannie Mae Pool #CA8251 2.50% 12/1/2050 (k)	290	243
Fannie Mae Pool #CA8256 2.50% 12/1/2050 (k)	24	20
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (k)	42,370	37,825
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (k)	24,841	22,124
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (k)	5,075	4,454
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (k)	1,799	1,758
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (k)	37,732	30,436
Fannie Mae Pool #CA8450 2.00% 1/1/2051 (k)	3,345	2,679
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (k)	2,278	1,829
Fannie Mae Pool #BR3452 2.00% 1/1/2051 (k)	1,465	1,174
Fannie Mae Pool #CA8687 2.00% 1/1/2051 (k)	265	214
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (k)	193	154
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (k)	75	60
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (k)	832	697
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (k)	805	674
Fannie Mae Pool #CA8781 2.50% 1/1/2051 (k)	61	52
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (k)	39	33
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (k)	13,230	11,598
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (k)	7,728	6,241
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (k)	4,347	3,477
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (k)	2,591	2,115
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (k)	1,651	1,341
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (k)	521	417
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (k)	78	63
Fannie Mae Pool #FM6037 2.00% 2/1/2051 (k)	23	18
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (k)	31,059	26,459
Fannie Mae Pool #FS1971 2.50% 2/1/2051 (k)	7,880	6,653
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (k)	4,443	3,730
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (k)	3,268	2,758
Fannie Mae Pool #CA9290 2.50% 2/1/2051 (k)	1,237	1,045

The Bond Fund of America	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (k)	USD904	$758
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (k)	637	535
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (k)	225	188
Fannie Mae Pool #FM6163 2.50% 2/1/2051 (k)	182	153
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (k)	24	21
Fannie Mae Pool #FM5994 2.50% 2/1/2051 (k)	17	14
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (k)	3,968	3,523
Fannie Mae Pool #FS6891 2.00% 3/1/2051 (k)	21,062	16,914
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (k)	6,298	5,160
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (k)	2,511	2,016
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (k)	773	619
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (k)	664	532
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (k)	473	379
Fannie Mae Pool #BR5589 2.00% 3/1/2051 (k)	199	161
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (k)	36,284	30,369
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (k)	5,320	4,496
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (k)	3,488	2,919
Fannie Mae Pool #FM6569 2.50% 3/1/2051 (k)	762	640
Fannie Mae Pool #FM6660 2.50% 3/1/2051 (k)	169	142
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (k)	53	44
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (k)	32	27
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (k)	7,834	6,267
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (k)	7,162	5,729
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (k)	4,868	3,894
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (k)	2,530	2,036
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (k)	2,000	1,599
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (k)	1,106	888
Fannie Mae Pool #BR7693 2.00% 4/1/2051 (k)	809	647
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (k)	219	175
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (k)	182	147
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (k)	15,156	12,792
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (k)	3,657	3,070
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (k)	3,007	2,519
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (k)	2,051	1,720
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (k)	1,796	1,503
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (k)	1,424	1,192
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (k)	925	774
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (k)	741	621
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (k)	717	600
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (k)	512	428
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (k)	494	414
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (k)	85	72
Fannie Mae Pool #BR7795 2.50% 4/1/2051 (k)	80	68
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (k)	74	62
Fannie Mae Pool #BR8465 2.50% 4/1/2051 (k)	65	55
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (k)	43,898	39,227
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (k)	18,532	16,307
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (k)	7,171	6,261
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (k)	2,442	2,161
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (k)	19,784	15,922
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (k)	18,867	15,092
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (k)	14,020	11,215
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (k)	108	87
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (k)	32	26
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (k)	10,393	8,699
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (k)	4,359	3,648
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (k)	4,071	3,453
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (k)	3,692	3,104
Fannie Mae Pool #FM7096 2.50% 5/1/2051 (k)	3,348	2,811
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (k)	2,251	1,884
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (k)	1,852	1,550
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (k)	1,536	1,289
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (k)	791	664
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (k)	772	646
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (k)	305	256
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (k)	219	184

41	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (k)	USD9,466	$7,572
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (k)	3,422	2,801
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (k)	260	210
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (k)	6,273	5,250
Fannie Mae Pool #BT3317 2.50% 6/1/2051 (k)	4,124	3,525
Fannie Mae Pool #BT1250 2.50% 6/1/2051 (k)	2,845	2,381
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (k)	2,311	1,939
Fannie Mae Pool #FS6035 2.50% 6/1/2051 (k)	1,847	1,548
Fannie Mae Pool #BT5082 2.50% 6/1/2051 (k)	1,090	912
Fannie Mae Pool #BT0610 2.50% 6/1/2051 (k)	100	84
Fannie Mae Pool #FM7694 3.00% 6/1/2051 (k)	14,904	13,253
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (k)	12,997	11,458
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (k)	5,839	5,209
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (k)	1,835	1,614
Fannie Mae Pool #BR2026 3.00% 6/1/2051 (k)	451	394
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (k)	56,182	45,168
Fannie Mae Pool #FS1621 2.00% 7/1/2051 (k)	148	119
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (k)	72	58
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (k)	42,836	36,248
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (k)	40,607	34,507
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (k)	31,087	26,019
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (k)	13,954	11,679
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (k)	10,576	8,876
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (k)	10,231	8,563
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (k)	7,226	6,048
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (k)	3,139	2,687
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (k)	3,131	2,619
Fannie Mae Pool #BT1285 2.50% 7/1/2051 (k)	503	421
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (k)	126	106
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (k)	101	86
Fannie Mae Pool #CB1027 2.50% 7/1/2051 (k)	42	36
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (k)	26	22
Fannie Mae Pool #FM8313 2.50% 7/1/2051 (k)	19	16
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (k)	7,659	6,688
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (k)	617	494
Fannie Mae Pool #BQ6530 2.00% 8/1/2051 (k)	504	405
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (k)	190	152
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (k)	24	19
Fannie Mae Pool #BR2219 2.50% 8/1/2051 (k)	19,280	16,351
Fannie Mae Pool #FM8601 2.50% 8/1/2051 (k)	12,434	10,483
Fannie Mae Pool #BQ7422 2.50% 8/1/2051 (k)	2,137	1,796
Fannie Mae Pool #BO9395 2.50% 8/1/2051 (k)	1,096	926
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (k)	987	832
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (k)	687	575
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (k)	570	481
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (k)	15,793	13,845
Fannie Mae Pool #BV7491 3.00% 8/1/2051 (k)	572	500
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (k)	35,679	33,828
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (k)	3,986	3,188
Fannie Mae Pool #CB1620 2.00% 9/1/2051 (k)	357	287
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (k)	22,708	19,006
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (k)	11,428	9,685
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (k)	10,497	8,785
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (k)	1,689	1,417
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (k)	1,326	1,110
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (k)	1,141	961
Fannie Mae Pool #BT7316 2.50% 9/1/2051 (k)	491	411
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (k)	132	110
Fannie Mae Pool #BT4537 3.50% 9/1/2051 (k)	297	271
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (k)	1,439	1,151
Fannie Mae Pool #FM9448 2.00% 10/1/2051 (k)	40	32
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (k)	11,927	10,008
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (k)	10,279	8,708
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (k)	6,173	5,179
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (k)	578	487
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (k)	440	370

The Bond Fund of America	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (k)	USD319	$267
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (k)	70	59
Fannie Mae Pool #FS4862 2.50% 10/1/2051 (k)	45	38
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (k)	32	27
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (k)	6,795	5,997
Fannie Mae Pool #BU2549 3.00% 10/1/2051 (k)	288	252
Fannie Mae Pool #BU1498 3.50% 10/1/2051 (k)	299	272
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (k)	79,564	63,941
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (k)	9,046	7,235
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (k)	1,355	1,088
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (k)	818	658
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (k)	542	434
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (k)	468	376
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (k)	236	189
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (k)	34,730	29,067
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (k)	17,059	14,633
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (k)	8,614	7,422
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (k)	1,548	1,301
Fannie Mae Pool #CB2029 2.50% 11/1/2051 (k)	1,109	934
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (k)	900	758
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (k)	12,510	11,087
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (k)	7,413	6,473
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (k)	5,501	4,896
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (k)	1,516	1,349
Fannie Mae Pool #FS1373 3.00% 11/1/2051 (k)	613	535
Fannie Mae Pool #CB2099 3.00% 11/1/2051 (k)	26	23
Fannie Mae Pool #BU3013 3.50% 11/1/2051 (k)	386	354
Fannie Mae Pool #BU5976 4.00% 11/1/2051 (k)	35	33
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (k)	14,025	11,218
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (k)	2,938	2,350
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (k)	1,519	1,220
Fannie Mae Pool #BT6275 2.00% 12/1/2051 (k)	1,458	1,168
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (k)	771	616
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (k)	710	569
Fannie Mae Pool #BQ6858 2.00% 12/1/2051 (k)	604	483
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (k)	156	125
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (k)	58,304	48,919
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (k)	44,024	37,498
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (k)	41,080	35,533
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (k)	23,833	20,371
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (k)	20,365	17,087
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (k)	19,123	16,398
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (k)	18,232	15,604
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (k)	9,460	8,134
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (k)	8,910	7,618
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (k)	8,002	6,842
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (k)	5,897	5,037
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (k)	1,982	1,670
Fannie Mae Pool #FS0145 2.50% 12/1/2051 (k)	917	768
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (k)	725	608
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (k)	594	498
Fannie Mae Pool #BU7516 2.50% 12/1/2051 (k)	218	184
Fannie Mae Pool #BU3625 2.50% 12/1/2051 (k)	201	169
Fannie Mae Pool #CB2405 2.50% 12/1/2051 (k)	68	57
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (k)	56	47
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (k)	51	43
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (k)	22,336	19,904
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (k)	11,770	10,569
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (k)	6,258	5,468
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (k)	1,609	1,431
Fannie Mae Pool #FM9906 3.00% 12/1/2051 (k)	293	256
Fannie Mae Pool #BT9498 3.50% 12/1/2051 (k)	6,849	6,267
Fannie Mae Pool #BU8481 3.50% 12/1/2051 (k)	22	20
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (k)	3,885	3,115
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (k)	20,625	17,262
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (k)	3,885	3,252

43	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5944 2.50% 1/1/2052 (k)	USD2,980	$2,494
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (k)	989	828
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (k)	948	794
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (k)	880	738
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (k)	683	573
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (k)	185	155
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (k)	43	36
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (k)	26	22
Fannie Mae Pool #CB2640 2.50% 1/1/2052 (k)	23	19
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (k)	9	7
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (k)	25,354	22,432
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (k)	14,647	12,797
Fannie Mae Pool #FS0333 3.00% 1/1/2052 (k)	6,266	5,477
Fannie Mae Pool #CB2545 3.00% 1/1/2052 (k)	408	356
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (k)	20,795	19,045
Fannie Mae Pool #BV0783 3.50% 1/1/2052 (k)	808	743
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (k)	520	472
Fannie Mae Pool #BU7425 3.50% 1/1/2052 (k)	326	296
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (k)	50	46
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (k)	94,582	75,764
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (k)	49,548	39,698
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (k)	11,229	9,053
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (k)	10,292	8,256
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (k)	4,687	3,761
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (k)	3,055	2,444
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (k)	1,506	1,206
Fannie Mae Pool #FS2040 2.00% 2/1/2052 (k)	659	530
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (k)	616	493
Fannie Mae Pool #BV3022 2.00% 2/1/2052 (k)	559	448
Fannie Mae Pool #BT6598 2.00% 2/1/2052 (k)	540	432
Fannie Mae Pool #FS7080 2.00% 2/1/2052 (k)	437	351
Fannie Mae Pool #CB2773 2.00% 2/1/2052 (k)	106	85
Fannie Mae Pool #BU1330 2.50% 2/1/2052 (k)	17,612	15,101
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (k)	16,707	13,983
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (k)	1,962	1,646
Fannie Mae Pool #BU7285 2.50% 2/1/2052 (k)	1,043	891
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (k)	1,036	867
Fannie Mae Pool #CB2866 2.50% 2/1/2052 (k)	764	643
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (k)	694	582
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (k)	262	219
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (k)	60	50
Fannie Mae Pool #BV2781 2.50% 2/1/2052 (k)	48	41
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (k)	30	25
Fannie Mae Pool #FS6121 3.00% 2/1/2052 (k)	9,804	8,566
Fannie Mae Pool #BU1320 3.00% 2/1/2052 (k)	697	610
Fannie Mae Pool #FS0674 3.00% 2/1/2052 (k)	289	252
Fannie Mae Pool #FS0671 3.00% 2/1/2052 (k)	101	88
Fannie Mae Pool #BU7294 3.50% 2/1/2052 (k)	25	23
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (k)	11,169	8,967
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (k)	10,004	8,016
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (k)	6,703	5,361
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (k)	2,683	2,153
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (k)	2,360	1,891
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (k)	1,920	1,541
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (k)	1,654	1,324
Fannie Mae Pool #BV3869 2.00% 3/1/2052 (k)	765	612
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (k)	24	19
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (k)	16,328	13,694
Fannie Mae Pool #BV4170 2.50% 3/1/2052 (k)	3,886	3,272
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (k)	2,089	1,759
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (k)	975	819
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (k)	741	622
Fannie Mae Pool #BT2188 2.50% 3/1/2052 (k)	675	566
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (k)	596	500
Fannie Mae Pool #BV2655 2.50% 3/1/2052 (k)	267	225
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (k)	185	155

The Bond Fund of America	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (k)	USD164	$138
Fannie Mae Pool #BU8885 2.50% 3/1/2052 (k)	151	126
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (k)	97	82
Fannie Mae Pool #BV5642 2.50% 3/1/2052 (k)	22	18
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (k)	5,255	4,591
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (k)	2,822	2,467
Fannie Mae Pool #BV4539 3.00% 3/1/2052 (k)	1,112	972
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (k)	933	820
Fannie Mae Pool #BV3353 3.00% 3/1/2052 (k)	592	517
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (k)	23	21
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (k)	53,068	42,558
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (k)	18,193	14,552
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (k)	12,054	9,671
Fannie Mae Pool #CB3345 2.00% 4/1/2052 (k)	8,668	6,943
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (k)	2,662	2,138
Fannie Mae Pool #BU6919 2.00% 4/1/2052 (k)	1,565	1,255
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (k)	1,197	960
Fannie Mae Pool #BV4692 2.00% 4/1/2052 (k)	724	581
Fannie Mae Pool #BV8155 2.00% 4/1/2052 (k)	297	238
Fannie Mae Pool #BU6901 2.50% 4/1/2052 (k)	3,425	2,882
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (k)	2,559	2,154
Fannie Mae Pool #BV8166 2.50% 4/1/2052 (k)	2,102	1,762
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (k)	1,571	1,321
Fannie Mae Pool #BT2292 2.50% 4/1/2052 (k)	1,228	1,029
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (k)	1,061	892
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (k)	871	730
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (k)	845	711
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (k)	256	215
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (k)	27	23
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (k)	951	830
Fannie Mae Pool #CB3278 3.00% 4/1/2052 (k)	632	552
Fannie Mae Pool #CB3364 3.00% 4/1/2052 (k)	192	168
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (k)	6,906	6,494
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (k)	16,815	13,543
Fannie Mae Pool #BV9804 2.00% 5/1/2052 (k)	472	378
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (k)	332	279
Fannie Mae Pool #FS3619 2.50% 5/1/2052 (k)	246	206
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (k)	105	88
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (k)	37	31
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (k)	4,166	3,639
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (k)	380	332
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (k)	212	186
Fannie Mae Pool #FS4728 3.00% 5/1/2052 (k)	85	74
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (k)	24,196	19,377
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (k)	6,985	5,587
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (k)	3,801	3,041
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (k)	1,489	1,194
Fannie Mae Pool #BV2514 2.00% 6/1/2052 (k)	104	83
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (k)	9,878	8,278
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (k)	3,625	3,049
Fannie Mae Pool #FS5172 2.50% 6/1/2052 (k)	1,695	1,423
Fannie Mae Pool #BV9932 2.50% 6/1/2052 (k)	431	364
Fannie Mae Pool #BV9990 2.50% 6/1/2052 (k)	266	223
Fannie Mae Pool #BV5622 3.00% 6/1/2052 (k)	1,552	1,357
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (k)	944	824
Fannie Mae Pool #BW1128 3.00% 6/1/2052 (k)	477	417
Fannie Mae Pool #BW1449 3.00% 6/1/2052 (k)	146	128
Fannie Mae Pool #FS8874 3.00% 6/1/2052 (k)	124	108
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (k)	14,167	13,289
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (k)	6,892	6,473
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (k)	3,050	2,446
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (k)	31,337	26,227
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (k)	3,927	3,295
Fannie Mae Pool #BV2584 2.50% 7/1/2052 (k)	406	341
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (k)	281	236
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (k)	113	95

45	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW4142 2.50% 7/1/2052 (k)	USD42	$35
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (k)	36	30
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (k)	23	19
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (k)	352	308
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (k)	342	299
Fannie Mae Pool #BV7866 3.50% 7/1/2052 (k)	6,648	6,063
Fannie Mae Pool #BW0958 5.00% 7/1/2052 (k)	14,698	14,567
Fannie Mae Pool #CB4135 5.00% 7/1/2052 (k)	135	133
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (k)	459	465
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (k)	345	290
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (k)	69	58
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (k)	24	20
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (k)	40,741	35,575
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (k)	2,834	2,663
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (k)	3,650	3,627
Fannie Mae Pool #MA4737 5.00% 8/1/2052 (k)	515	510
Fannie Mae Pool #CB5019 5.00% 8/1/2052 (k)	149	147
Fannie Mae Pool #FS5447 2.50% 9/1/2052 (k)	813	685
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (k)	296	249
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (k)	93	82
Fannie Mae Pool #BX0008 4.00% 9/1/2052 (k)	122	114
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (k)	91	85
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (k)	1,655	1,600
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (k)	59,100	58,774
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (k)	84,045	67,225
Fannie Mae Pool #BW5232 4.50% 10/1/2052 (k)	2,335	2,258
Fannie Mae Pool #BW8175 4.50% 10/1/2052 (k)	1,315	1,274
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (k)	4,385	4,345
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (k)	18,443	18,651
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (k)	17,012	17,213
Fannie Mae Pool #MA4802 3.00% 11/1/2052 (k)	473	413
Fannie Mae Pool #BW1305 3.00% 11/1/2052 (k)	101	88
Fannie Mae Pool #MA4803 3.50% 11/1/2052 (k)	4,009	3,642
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (k)	7,921	7,654
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (k)	4,638	4,477
Fannie Mae Pool #BW5182 4.50% 11/1/2052 (k)	2,397	2,309
Fannie Mae Pool #BW1296 5.00% 11/1/2052 (k)	19,907	19,665
Fannie Mae Pool #BW5057 5.00% 12/1/2052 (k)	11,588	11,477
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (k)	54	54
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (k)	25,864	26,214
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (k)	4,699	4,741
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (k)	231	237
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (k)	1,619	1,414
Fannie Mae Pool #BW5074 3.00% 1/1/2053 (k)	25	21
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (k)	149	140
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (k)	8,269	7,993
Fannie Mae Pool #MA4867 4.50% 1/1/2053 (k)	1,756	1,696
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (k)	35,243	34,992
Fannie Mae Pool #FS3981 5.50% 1/1/2053 (k)	26,149	26,493
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (k)	184	186
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (k)	16,471	16,891
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (k)	1,126	1,159
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (k)	456	470
Fannie Mae Pool #BX4070 6.00% 1/1/2053 (k)	316	327
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (k)	218	224
Fannie Mae Pool #FS3411 6.00% 1/1/2053 (k)	35	36
Fannie Mae Pool #CB5525 6.00% 1/1/2053 (k)	9	10
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (k)	1,413	1,474
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (k)	6,773	5,697
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (k)	836	702
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (k)	30,786	31,130
Fannie Mae Pool #BX6216 5.50% 2/1/2053 (k)	497	502
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (k)	6,624	6,812
Fannie Mae Pool #BW4993 2.50% 3/1/2053 (k)	29	24
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (k)	1,072	936
Fannie Mae Pool #FS4238 5.00% 3/1/2053 (k)	212	210

The Bond Fund of America	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (k)	USD23	$23
Fannie Mae Pool #BX8515 5.50% 3/1/2053 (k)	3,942	3,969
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (k)	3,783	3,832
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (k)	2,672	2,696
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (k)	1,516	1,526
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (k)	1,320	1,333
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (k)	613	620
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (k)	348	352
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (k)	303	306
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (k)	275	278
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (k)	6,311	6,497
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (k)	5,445	5,619
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (k)	126	110
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (k)	229	221
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (k)	21,381	21,155
Fannie Mae Pool #BX8625 5.00% 4/1/2053 (k)	5,410	5,346
Fannie Mae Pool #BX9135 5.00% 4/1/2053 (k)	1,268	1,254
Fannie Mae Pool #BX8673 5.00% 4/1/2053 (k)	212	210
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (k)	43	42
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (k)	51,938	52,505
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (k)	5,636	5,686
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (k)	2,199	2,225
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (k)	1,564	1,576
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (k)	619	625
Fannie Mae Pool #BW5286 5.50% 4/1/2053 (k)	42	42
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (k)	39,913	40,975
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (k)	1,402	1,439
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (k)	3,785	3,988
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (k)	5,784	4,869
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (k)	39,902	39,456
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (k)	9,538	9,476
Fannie Mae Pool #BY2251 5.00% 5/1/2053 (k)	499	494
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (k)	8,598	8,686
Fannie Mae Pool #BY1223 5.50% 5/1/2053 (k)	4,844	4,885
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (k)	2,491	2,522
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (k)	962	972
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (k)	565	571
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (k)	176	177
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (k)	214,693	220,342
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (k)	7,277	7,535
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (k)	11,200	10,799
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (k)	3,175	3,064
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (k)	74,618	73,741
Fannie Mae Pool #BY4405 5.00% 6/1/2053 (k)	7,136	7,072
Fannie Mae Pool #BY4222 5.00% 6/1/2053 (k)	1,347	1,332
Fannie Mae Pool #BY5875 5.00% 6/1/2053 (k)	1,340	1,327
Fannie Mae Pool #BX7642 5.00% 6/1/2053 (k)	567	562
Fannie Mae Pool #BY3600 5.00% 6/1/2053 (k)	454	450
Fannie Mae Pool #BY4170 5.00% 6/1/2053 (k)	451	447
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (k)	33,580	33,854
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (k)	4,975	5,008
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (k)	4,251	4,297
Fannie Mae Pool #BY4223 5.50% 6/1/2053 (k)	158	160
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (k)	39,636	40,730
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (k)	20,874	21,518
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (k)	13,939	14,347
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (k)	10,093	10,416
Fannie Mae Pool #BO9414 6.00% 6/1/2053 (k)	2,369	2,432
Fannie Mae Pool #BY4290 6.00% 6/1/2053 (k)	963	988
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (k)	15,592	16,232
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (k)	5,640	5,874
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (k)	5,027	5,244
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (k)	11,397	9,148
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (k)	49	41
Fannie Mae Pool #MA5119 2.50% 7/1/2053 (k)	21	18
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (k)	65,353	62,959

47	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (k)	USD6,151	$5,918
Fannie Mae Pool #BY6759 5.00% 7/1/2053 (k)	4,135	4,088
Fannie Mae Pool #BU4046 5.00% 7/1/2053 (k)	1,808	1,791
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (k)	776	768
Fannie Mae Pool #BY2604 5.00% 7/1/2053 (k)	617	611
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (k)	24	24
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (k)	16,592	16,730
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (k)	3,479	3,567
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (k)	2,695	2,764
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (k)	38,929	40,608
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (k)	625	546
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (k)	10,332	9,936
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (k)	4,398	4,239
Fannie Mae Pool #BY6723 5.00% 8/1/2053 (k)	1,476	1,463
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (k)	103,583	104,441
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (k)	29,506	29,871
Fannie Mae Pool #CB7118 6.00% 9/1/2053 (k)	42,057	43,628
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (k)	10,069	10,315
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (k)	6,306	6,464
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (k)	20,678	21,412
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (k)	5,735	5,982
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (k)	779	750
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (k)	867	874
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (k)	29,276	29,974
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (k)	27,327	28,092
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (k)	54	56
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (k)	4,213	4,372
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (k)	27,087	26,803
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (k)	32,058	32,377
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (k)	21,835	22,071
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (k)	13,729	14,054
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (k)	10,558	10,885
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (k)	7,454	7,678
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (k)	633	651
Fannie Mae Pool #DA2723 6.00% 11/1/2053 (k)	25	26
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (k)	6,903	7,191
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (k)	5,062	5,262
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (k)	148	153
Fannie Mae Pool #FS7979 2.00% 12/1/2053 (k)	1,502	1,203
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (k)	4,434	4,469
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (k)	295	298
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (k)	21,431	21,941
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (k)	25,954	26,900
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (k)	4,152	4,346
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (k)	27,959	28,782
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (k)	18,397	18,832
Fannie Mae Pool #DA9344 6.00% 1/1/2054 (k)	4,820	4,962
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (k)	36,028	37,307
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (k)	22,019	23,057
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (k)	733	766
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (k)	3,191	3,149
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (k)	5,454	5,492
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (k)	301	303
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (k)	21,543	22,200
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (k)	12,350	12,723
Fannie Mae Pool #FS7221 6.00% 2/1/2054 (k)	10,435	10,769
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (k)	7,564	7,806
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (k)	4,180	4,284
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (k)	2,794	2,903
Fannie Mae Pool #DA7883 6.50% 2/1/2054 (k)	1,577	1,635
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (k)	728	760
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (k)	6,002	6,343
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (k)	12,177	11,742
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (k)	25,200	25,526
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (k)	20,959	21,166
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (k)	12,650	12,751

The Bond Fund of America	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (k)	USD10,300	$10,388
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (k)	20,547	21,255
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (k)	14,696	15,134
Fannie Mae Pool #DA9098 6.00% 3/1/2054 (k)	5,391	5,531
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (k)	3,610	3,704
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (k)	598	613
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (k)	197	202
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (k)	4,476	4,695
Fannie Mae Pool #DB1300 5.50% 4/1/2054 (k)	20,051	20,288
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (k)	10,021	10,095
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (k)	2,238	2,263
Fannie Mae Pool #DA8433 5.50% 4/1/2054 (k)	736	743
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (k)	607	614
Fannie Mae Pool #CB8385 6.00% 4/1/2054 (k)	33,665	34,693
Fannie Mae Pool #DB1299 6.00% 4/1/2054 (k)	13,357	13,786
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (k)	1,774	1,851
Fannie Mae Pool #DB3283 2.50% 5/1/2054 (k)	50	42
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (k)	48,989	49,741
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (k)	4,369	4,405
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (k)	822	841
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (k)	42	43
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (k)	16,407	17,154
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (k)	33,944	34,195
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (k)	15,116	15,313
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (k)	17,784	18,472
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (k)	9,828	10,119
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (k)	5,410	5,538
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (k)	672	689
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (k)	589	605
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (k)	11,671	12,164
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (k)	6,088	6,393
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (k)	1,705	1,774
Fannie Mae Pool #FS8138 6.50% 6/1/2054 (k)	60	63
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (k)	39,978	40,512
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (k)	29,069	29,446
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (k)	9,977	10,090
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (k)	6,165	6,208
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (k)	23,051	23,785
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (k)	15,618	16,084
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (k)	14,022	14,353
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (k)	13,776	14,250
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (k)	4,594	4,702
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (k)	3,487	3,594
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (k)	3,467	3,549
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (k)	1,993	2,040
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (k)	1,709	1,750
Fannie Mae Pool #BU4711 6.00% 7/1/2054 (k)	701	717
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (k)	455	468
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (k)	409	418
Fannie Mae Pool #DB4425 6.00% 7/1/2054 (k)	73	75
Fannie Mae Pool #DB2535 6.00% 7/1/2054 (k)	22	23
Fannie Mae Pool #DB8073 6.00% 7/1/2054 (k)	11	12
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (k)	20,233	20,989
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (k)	18,366	19,141
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (k)	8,325	8,652
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (k)	8,025	8,385
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (k)	4,357	4,553
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (k)	3,433	3,576
Fannie Mae Pool #DB8661 6.50% 7/1/2054 (k)	1,297	1,354
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (k)	10,187	10,086
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (k)	7,743	7,804
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (k)	6,065	6,208
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (k)	5,734	5,889
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (k)	5,570	5,726
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (k)	3,816	3,919
Fannie Mae Pool #DB2588 6.00% 8/1/2054 (k)	3,752	3,843

49	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (k)	USD3,256	$3,350
Fannie Mae Pool #DB4465 6.00% 8/1/2054 (k)	2,380	2,437
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (k)	2,288	2,343
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (k)	1,752	1,795
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (k)	1,469	1,506
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (k)	1,370	1,410
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (k)	596	610
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (k)	242	250
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (k)	232	240
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (k)	192	198
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (k)	38	39
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (k)	27	28
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (k)	14,123	14,712
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (k)	10,553	10,989
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (k)	1,599	1,664
Fannie Mae Pool #FP0142 7.00% 8/1/2054 (k)	326	345
Fannie Mae Pool #MA5520 3.50% 9/1/2054 (k)	943	857
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (k)	21,432	21,561
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (k)	20,451	20,589
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (k)	20,075	20,350
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (k)	17,585	17,713
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (k)	3,987	4,012
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (k)	8	8
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (k)	9,431	9,696
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (k)	3,571	3,655
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (k)	3,051	3,142
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (k)	3,004	3,075
Fannie Mae Pool #DC2000 6.00% 9/1/2054 (k)	1,825	1,868
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (k)	1,709	1,749
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (k)	1,450	1,484
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (k)	1,111	1,143
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (k)	378	388
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (k)	301	308
Fannie Mae Pool #DC3061 6.50% 9/1/2054 (k)	1,045	1,095
Fannie Mae Pool #DC1576 6.50% 9/1/2054 (k)	1,001	1,038
Fannie Mae Pool #DC5604 5.50% 10/1/2054 (k)	1,093	1,099
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (k)	11,104	11,425
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (k)	5,364	5,491
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (k)	1,234	1,263
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (k)	19,514	20,291
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (k)	2,153	2,251
Fannie Mae Pool #DC3044 6.50% 10/1/2054 (k)	922	959
Fannie Mae Pool #DC2101 4.00% 11/1/2054 (k)	259	243
Fannie Mae Pool #CB9456 4.50% 11/1/2054 (k)	716	687
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (k)	27,746	27,388
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (k)	34,024	34,207
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (k)	16,649	16,827
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (k)	28,397	29,264
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (k)	2,408	2,465
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (k)	2,398	2,455
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (k)	342	352
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (k)	45	46
Fannie Mae Pool #CB9523 6.50% 11/1/2054 (k)	37,328	38,916
Fannie Mae Pool #DC5689 6.50% 11/1/2054 (k)	2,186	2,263
Fannie Mae Pool #MA5549 3.50% 12/1/2054 (k)	9,027	8,200
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (k)	707	680
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (k)	335	324
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (k)	248	239
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (k)	24,042	23,696
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (k)	13,849	13,679
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (k)	25,114	25,366
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (k)	13,612	13,746
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (k)	11,024	11,137
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (k)	8,281	8,383
Fannie Mae Pool #DC8823 5.50% 12/1/2054 (k)	25	25
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (k)	28,275	29,172

The Bond Fund of America	50

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (k)	USD23,971	$24,538
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (k)	3,090	3,163
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (k)	1,814	1,857
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (k)	1,667	1,715
Fannie Mae Pool #DC9238 6.00% 12/1/2054 (k)	982	1,005
Fannie Mae Pool #DC8826 6.00% 12/1/2054 (k)	881	902
Fannie Mae Pool #DC8833 6.00% 12/1/2054 (k)	689	706
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (k)	236	242
Fannie Mae Pool #DC7781 6.50% 12/1/2054 (k)	1,079	1,117
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (k)	284	298
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (k)	25,362	24,383
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (k)	24,222	23,986
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (k)	13,187	13,257
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (k)	7,489	7,573
Fannie Mae Pool #DC9986 5.50% 1/1/2055 (k)	467	469
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (k)	6,808	7,002
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (k)	2,981	3,052
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (k)	1,428	1,465
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (k)	1,193	1,221
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (k)	457	468
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (k)	187	191
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (k)	92	94
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (k)	8,168	8,498
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (k)	4,844	5,027
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (k)	7,565	7,255
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (k)	58,397	58,675
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (k)	23,472	24,027
Fannie Mae Pool #DD4308 6.00% 2/1/2055 (k)	492	505
Fannie Mae Pool #DD0756 6.00% 2/1/2055 (k)	113	116
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (k)	68	70
Fannie Mae Pool #DD3319 6.50% 2/1/2055 (k)	1,860	1,935
Fannie Mae Pool #DD1805 6.50% 2/1/2055 (k)	1,540	1,604
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (k)	919	971
Fannie Mae Pool #BV1604 6.50% 2/1/2055 (k)	577	598
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (k)	827	874
Fannie Mae Pool #MA5665 3.50% 3/1/2055 (k)	1,553	1,411
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (k)	527	506
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (k)	3,399	3,416
Fannie Mae Pool #DD6722 6.00% 3/1/2055 (k)	1,107	1,134
Fannie Mae Pool #DD4251 6.00% 3/1/2055 (k)	824	846
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (k)	684	701
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (k)	31	32
Fannie Mae Pool #DD5571 6.50% 3/1/2055 (k)	3,717	3,871
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (k)	976	887
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (k)	561	538
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (k)	39,549	40,485
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (k)	8,702	8,908
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (k)	6,193	6,339
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (k)	1,740	1,785
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (k)	1,594	1,634
Fannie Mae Pool #DD7343 6.00% 4/1/2055 (k)	1,557	1,595
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (k)	870	891
Fannie Mae Pool #DD9296 6.00% 4/1/2055 (k)	85	87
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (k)	69	71
Fannie Mae Pool #DD8791 6.50% 4/1/2055 (k)	1,364	1,428
Fannie Mae Pool #DD9269 6.50% 4/1/2055 (k)	1,306	1,352
Fannie Mae Pool #MA5676 7.00% 4/1/2055 (k)	453	479
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (k)	5,418	5,336
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (k)	5,794	5,958
Fannie Mae Pool #DD8064 6.00% 5/1/2055 (k)	2,155	2,206
Fannie Mae Pool #DC4816 6.00% 5/1/2055 (k)	881	907
Fannie Mae Pool #DD9841 6.00% 5/1/2055 (k)	848	868
Fannie Mae Pool #DD6105 6.00% 5/1/2055 (k)	682	698
Fannie Mae Pool #FA1730 6.00% 5/1/2055 (k)	549	562
Fannie Mae Pool #DD9268 6.00% 5/1/2055 (k)	41	42
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (k)	2,916	2,872

51	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (k)	USD3,414	$3,431
Fannie Mae Pool #BV1863 6.00% 6/1/2055 (k)	9,507	9,732
Fannie Mae Pool #DC3397 6.00% 6/1/2055 (k)	1,893	1,938
Fannie Mae Pool #DD9649 6.00% 6/1/2055 (k)	867	887
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (k)	825	844
Fannie Mae Pool #DE0618 6.00% 6/1/2055 (k)	99	102
Fannie Mae Pool #DD7099 6.00% 6/1/2055 (k)	11	11
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (k)	7,314	7,729
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (k)	2,070	2,119
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (k)	266	273
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (k)	167	171
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (k)	2,600	2,748
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (k)	31,398	31,755
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (k)	21,810	22,498
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (k)	— (b)	— (b)
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (k)	768	812
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (k)	561	594
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (k)	516	545
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (k)	228	242
Fannie Mae Pool #DF5032 6.50% 11/1/2055 (k)	84	87
Fannie Mae Pool #MA5882 7.00% 11/1/2055 (k)	343	362
Fannie Mae Pool #CC1651 7.00% 12/1/2055 (k)	175	185
Fannie Mae Pool #MA5932 7.00% 12/1/2055 (k)	175	185
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (k)	5,634	5,541
Fannie Mae Pool #DF2739 7.00% 2/1/2056 (k)	997	1,059
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (k)	801	850
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (k)	80,594	79,253
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (k)	18,565	17,424
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (k)	11,799	10,642
Fannie Mae Pool #BF0299 3.50% 8/1/2058 (k)	18,445	16,613
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (k)	27,736	24,981
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (k)	20,385	18,360
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (k)	43,705	39,363
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (k)	27,474	24,915
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (k)	37,713	32,400
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (k)	18,856	15,433
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (k)	18,060	15,469
Fannie Mae Pool #BF0563 4.00% 9/1/2061 (k)	7,931	7,492
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (k)	6,362	6,106
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (k)	30,405	26,044
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (k)	40,672	36,517
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (k)	31,271	28,076
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (k)	22,224	20,548
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028 (f)(k)	108	15
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (k)	34	36
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (k)	134	135
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (k)	54	55
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (k)	375	388
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (k)	475	476
Fannie Mae, Series 2002-W1, Class 2A, 4.30% 2/25/2042 (g)(k)	433	430
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.564% 12/25/2026 (g)(k)	4	4
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2/25/2029 (k)	375	365
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.776% 8/25/2030 (g)(k)	2,735	2,662
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (g)(k)	8,000	7,916
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (k)	54	53
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (k)	191	165
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (k)	57	53
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.155% 8/1/2054 (f)(g)(k)	13,985	13,796
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (f)(g)(k)	15,410	15,411
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (f)(g)(k)	2,545	2,537
FHLMC Multi Family Structured Pass Through Certs., Series K-174, Class A2, 4.53% 10/25/2035 (g)(k)	4,000	3,958
Freddie Mac Pool #ZA1955 6.50% 9/1/2026 (k)	— (b)	— (b)
Freddie Mac Pool #ZA1959 6.50% 10/1/2026 (k)	— (b)	— (b)
Freddie Mac Pool #ZA0583 6.50% 3/1/2029 (k)	— (b)	— (b)
Freddie Mac Pool #D98356 4.50% 5/1/2030 (k)	24	24
Freddie Mac Pool #ZT0799 5.00% 9/1/2031 (k)	— (b)	— (b)

The Bond Fund of America	52

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #A15120 5.50% 10/1/2033 (k)	USD1	$1
Freddie Mac Pool #G30911 4.00% 3/1/2036 (k)	1,801	1,758
Freddie Mac Pool #K93532 4.00% 4/1/2036 (k)	567	548
Freddie Mac Pool #C91883 4.00% 6/1/2036 (k)	209	204
Freddie Mac Pool #A56076 5.50% 1/1/2037 (k)	5	5
Freddie Mac Pool #C91917 3.00% 2/1/2037 (k)	278	262
Freddie Mac Pool #G04804 4.50% 5/1/2037 (k)	705	698
Freddie Mac Pool #C91948 4.00% 7/1/2037 (k)	1,956	1,905
Freddie Mac Pool #ZS1566 6.50% 8/1/2037 (k)	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037 (k)	1	1
Freddie Mac Pool #G08248 5.50% 2/1/2038 (k)	21	21
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (k)	29,699	27,725
Freddie Mac Pool #G05196 5.50% 10/1/2038 (k)	1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038 (k)	1	1
Freddie Mac Pool #A87873 5.00% 8/1/2039 (k)	1,317	1,324
Freddie Mac Pool #G06020 5.50% 12/1/2039 (k)	2	3
Freddie Mac Pool #G05860 5.50% 2/1/2040 (k)	7	8
Freddie Mac Pool #G05937 4.50% 8/1/2040 (k)	3,073	3,045
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (k)	3,171	2,769
Freddie Mac Pool #A93948 4.50% 9/1/2040 (k)	5	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (k)	4,755	4,156
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (k)	13,871	12,107
Freddie Mac Pool #G06868 4.50% 4/1/2041 (k)	3	3
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (k)	21,408	18,742
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (k)	8,403	7,303
Freddie Mac Pool #G06648 5.00% 6/1/2041 (k)	445	449
Freddie Mac Pool #Q01658 5.00% 6/1/2041 (k)	130	131
Freddie Mac Pool #G06841 5.50% 6/1/2041 (k)	10	11
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (k)	81,611	70,583
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (k)	59,829	52,077
Freddie Mac Pool #Q01992 4.50% 7/1/2041 (k)	23	22
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (k)	127,590	110,455
Freddie Mac Pool #Q02705 4.50% 8/1/2041 (k)	1,616	1,599
Freddie Mac Pool #G06956 4.50% 8/1/2041 (k)	335	332
Freddie Mac Pool #G06769 4.50% 8/1/2041 (k)	147	145
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (k)	16,202	14,103
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (k)	9,704	8,398
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (k)	49,798	43,087
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (k)	12,390	10,705
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (k)	26,649	23,011
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (k)	5,598	4,833
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (k)	390	364
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (k)	520	487
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (k)	431	402
Freddie Mac Pool #Q22946 4.00% 11/1/2043 (k)	3,088	2,965
Freddie Mac Pool #RB5297 6.50% 5/1/2044 (k)	339	351
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (k)	2,099	1,956
Freddie Mac Pool #760013 5.137% 4/1/2045 (g)(k)	222	225
Freddie Mac Pool #760012 5.152% 4/1/2045 (g)(k)	268	270
Freddie Mac Pool #G60138 3.50% 8/1/2045 (k)	402	375
Freddie Mac Pool #760014 4.634% 8/1/2045 (g)(k)	1,249	1,242
Freddie Mac Pool #G60238 3.50% 10/1/2045 (k)	9,743	9,083
Freddie Mac Pool #G60344 4.00% 12/1/2045 (k)	7,542	7,239
Freddie Mac Pool #T65375 3.50% 7/1/2046 (k)	80	74
Freddie Mac Pool #Q42034 4.50% 7/1/2046 (k)	86	85
Freddie Mac Pool #G67700 3.50% 8/1/2046 (k)	3,664	3,391
Freddie Mac Pool #Q42633 4.50% 8/1/2046 (k)	242	237
Freddie Mac Pool #Q43312 4.50% 9/1/2046 (k)	344	337
Freddie Mac Pool #Q43461 4.50% 10/1/2046 (k)	222	218
Freddie Mac Pool #Q44689 4.50% 12/1/2046 (k)	337	326
Freddie Mac Pool #760015 4.24% 1/1/2047 (g)(k)	1,367	1,330
Freddie Mac Pool #ZS4711 2.50% 2/1/2047 (k)	266	229
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (k)	782	716
Freddie Mac Pool #Q47620 4.00% 4/1/2047 (k)	5,074	4,833
Freddie Mac Pool #Q47828 4.50% 5/1/2047 (k)	235	227
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (k)	53	49

53	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (k)	USD822	$752
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (k)	1,129	1,046
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (k)	2,217	2,098
Freddie Mac Pool #G61733 3.00% 12/1/2047 (k)	3,585	3,228
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (k)	4,748	4,367
Freddie Mac Pool #G08793 4.00% 12/1/2047 (k)	1,757	1,671
Freddie Mac Pool #G67709 3.50% 3/1/2048 (k)	17,871	16,567
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (k)	745	690
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (k)	715	660
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (k)	611	565
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (k)	473	438
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (k)	423	392
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (k)	345	319
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (k)	325	301
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (k)	226	209
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (k)	206	191
Freddie Mac Pool #G67711 4.00% 3/1/2048 (k)	10,835	10,287
Freddie Mac Pool #G08805 4.00% 3/1/2048 (k)	612	582
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (k)	156	144
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (k)	412	382
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (k)	246	229
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (k)	151	139
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (k)	289	282
Freddie Mac Pool #G61628 3.50% 9/1/2048 (k)	99	92
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (k)	2,156	2,108
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (k)	998	977
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (k)	678	662
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (k)	4,395	4,300
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (k)	2,450	2,266
Freddie Mac Pool #QA1885 3.50% 8/1/2049 (k)	3,413	3,149
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (k)	723	669
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (k)	44,359	40,836
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (k)	5,827	5,392
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (k)	5,586	5,168
Freddie Mac Pool #QA4692 3.00% 11/1/2049 (k)	14,054	12,559
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (k)	5,673	5,078
Freddie Mac Pool #SD0185 3.00% 12/1/2049 (k)	3,605	3,210
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (k)	16,304	15,070
Freddie Mac Pool #SD0234 3.00% 1/1/2050 (k)	21,355	19,012
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (k)	9,684	8,667
Freddie Mac Pool #RA2319 3.00% 3/1/2050 (k)	15,565	13,754
Freddie Mac Pool #SD7517 3.00% 5/1/2050 (k)	22,047	19,643
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (k)	144	122
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (k)	29,238	25,026
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (k)	103	86
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (k)	45	37
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (k)	1,895	1,672
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (k)	112	94
Freddie Mac Pool #QB2781 2.50% 9/1/2050 (k)	14	12
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (k)	8,469	7,474
Freddie Mac Pool #RA3726 2.00% 10/1/2050 (k)	1,311	1,053
Freddie Mac Pool #QB3931 2.00% 10/1/2050 (k)	1,275	1,024
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (k)	18,290	15,671
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (k)	565	473
Freddie Mac Pool #QB5184 2.50% 10/1/2050 (k)	33	28
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (k)	13,143	10,622
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (k)	7,057	5,645
Freddie Mac Pool #SD0477 2.00% 11/1/2050 (k)	6,681	5,362
Freddie Mac Pool #QB5275 2.00% 11/1/2050 (k)	6,434	5,165
Freddie Mac Pool #QB5949 2.00% 11/1/2050 (k)	2,284	1,827
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (k)	23,435	19,875
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (k)	8,332	7,056
Freddie Mac Pool #RA3932 2.50% 11/1/2050 (k)	1,107	928
Freddie Mac Pool #RA3934 2.50% 11/1/2050 (k)	524	440
Freddie Mac Pool #QB5608 2.50% 11/1/2050 (k)	416	352
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (k)	119	100

The Bond Fund of America	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (k)	USD81	$68
Freddie Mac Pool #QB5200 2.50% 11/1/2050 (k)	48	40
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (k)	1,948	1,559
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (k)	849	681
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (k)	675	540
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (k)	335	269
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (k)	20,189	16,909
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (k)	38	32
Freddie Mac Pool #RA4223 3.00% 12/1/2050 (k)	5,379	4,699
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (k)	6,090	4,890
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (k)	2,962	2,369
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (k)	1,496	1,214
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (k)	731	585
Freddie Mac Pool #QB7255 2.00% 1/1/2051 (k)	275	220
Freddie Mac Pool #QB7396 2.00% 1/1/2051 (k)	139	111
Freddie Mac Pool #RA4410 2.50% 1/1/2051 (k)	1,557	1,315
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (k)	778	656
Freddie Mac Pool #QB7854 2.50% 1/1/2051 (k)	276	233
Freddie Mac Pool #RA4351 2.50% 1/1/2051 (k)	84	71
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (k)	2,827	2,307
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (k)	629	508
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (k)	145	116
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (k)	41	33
Freddie Mac Pool #SD7535 2.50% 2/1/2051 (k)	3,358	2,869
Freddie Mac Pool #RA4530 2.50% 2/1/2051 (k)	916	766
Freddie Mac Pool #RA4561 2.50% 2/1/2051 (k)	872	730
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (k)	147	123
Freddie Mac Pool #SD8129 2.50% 2/1/2051 (k)	135	114
Freddie Mac Pool #RA4658 3.00% 2/1/2051 (k)	30,894	27,471
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (k)	53,972	43,533
Freddie Mac Pool #RA4727 2.00% 3/1/2051 (k)	676	542
Freddie Mac Pool #SD0552 2.00% 3/1/2051 (k)	502	403
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (k)	133	106
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (k)	1,846	1,545
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (k)	1,085	908
Freddie Mac Pool #QC1270 2.00% 4/1/2051 (k)	698	558
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (k)	1,817	1,525
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (k)	1,619	1,355
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (k)	466	390
Freddie Mac Pool #SD0975 2.50% 4/1/2051 (k)	186	156
Freddie Mac Pool #QC1084 2.50% 4/1/2051 (k)	72	61
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (k)	20,631	16,699
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (k)	10,566	8,452
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (k)	7,557	6,044
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (k)	2,825	2,260
Freddie Mac Pool #RA5258 2.00% 5/1/2051 (k)	349	281
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (k)	3,963	3,361
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (k)	741	620
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (k)	458	385
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (k)	19	16
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (k)	5,171	4,561
Freddie Mac Pool #QC3259 2.00% 6/1/2051 (k)	488	390
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (k)	13,103	11,201
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (k)	10,470	8,763
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (k)	8,632	7,241
Freddie Mac Pool #QC2992 2.50% 6/1/2051 (k)	55	47
Freddie Mac Pool #QC4911 2.00% 7/1/2051 (k)	6,712	5,369
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (k)	12,788	10,883
Freddie Mac Pool #SD4075 2.50% 7/1/2051 (k)	12,939	10,830
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (k)	756	636
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (k)	65,273	58,051
Freddie Mac Pool #QC5569 2.00% 8/1/2051 (k)	1,225	980
Freddie Mac Pool #QC5233 2.00% 8/1/2051 (k)	971	777
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (k)	726	584
Freddie Mac Pool #QC5125 2.00% 8/1/2051 (k)	217	175
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (k)	3,422	2,864

55	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC5206 2.50% 8/1/2051 (k)	USD203	$171
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (k)	312	273
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (k)	61,914	52,576
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (k)	52,333	44,893
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (k)	2,329	1,949
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (k)	704	589
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (k)	508	425
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (k)	385	323
Freddie Mac Pool #QC6821 2.50% 9/1/2051 (k)	367	307
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (k)	11,831	10,331
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (k)	5,127	4,524
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (k)	3,334	2,969
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (k)	610	538
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (k)	693	556
Freddie Mac Pool #QC8300 2.00% 10/1/2051 (k)	679	546
Freddie Mac Pool #RA5715 2.00% 10/1/2051 (k)	376	301
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (k)	29,820	25,035
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (k)	25,320	21,248
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (k)	2,392	2,002
Freddie Mac Pool #RA6132 2.50% 10/1/2051 (k)	910	767
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (k)	138	116
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (k)	20,650	18,386
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (k)	14,553	12,839
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (k)	19	17
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (k)	7,992	6,432
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (k)	3,884	3,114
Freddie Mac Pool #QD2129 2.00% 11/1/2051 (k)	63	50
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (k)	11,270	9,612
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (k)	8,481	7,261
Freddie Mac Pool #QD2128 2.50% 11/1/2051 (k)	36	30
Freddie Mac Pool #QD1684 3.00% 11/1/2051 (k)	6,682	5,845
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (k)	5,594	4,937
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (k)	1,090	952
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (k)	26,490	21,281
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (k)	1,891	1,519
Freddie Mac Pool #QD2437 2.00% 12/1/2051 (k)	38	31
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (k)	6,666	5,696
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (k)	740	621
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (k)	555	466
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (k)	280	235
Freddie Mac Pool #SD2101 2.50% 12/1/2051 (k)	223	188
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (k)	114	96
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (k)	3,885	3,399
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (k)	1,104	964
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (k)	590	516
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (k)	565	494
Freddie Mac Pool #SD0820 3.00% 12/1/2051 (k)	27	23
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (k)	1,671	1,337
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (k)	532	426
Freddie Mac Pool #RA6694 2.00% 1/1/2052 (k)	385	309
Freddie Mac Pool #SD8188 2.00% 1/1/2052 (k)	293	236
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (k)	98	79
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (k)	18,646	15,710
Freddie Mac Pool #QD5941 2.50% 1/1/2052 (k)	1,329	1,136
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (k)	1,256	1,051
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (k)	925	777
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (k)	370	311
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (k)	86	72
Freddie Mac Pool #QD6127 2.50% 1/1/2052 (k)	60	51
Freddie Mac Pool #RA7263 2.50% 1/1/2052 (k)	56	47
Freddie Mac Pool #QD5570 2.50% 1/1/2052 (k)	50	42
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (k)	34,161	30,356
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (k)	1,903	1,663
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (k)	1,348	1,187
Freddie Mac Pool #RA6605 3.00% 1/1/2052 (k)	270	236
Freddie Mac Pool #QD7321 3.50% 1/1/2052 (k)	147	134

The Bond Fund of America	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (k)	USD10,090	$8,071
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (k)	7,378	5,901
Freddie Mac Pool #QD7191 2.00% 2/1/2052 (k)	3,836	3,074
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (k)	3,412	2,735
Freddie Mac Pool #QD8041 2.00% 2/1/2052 (k)	3,207	2,572
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (k)	1,897	1,522
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (k)	978	782
Freddie Mac Pool #RA7467 2.00% 2/1/2052 (k)	602	484
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (k)	452	362
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (k)	427	342
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (k)	421	337
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (k)	57	46
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (k)	51	41
Freddie Mac Pool #SD0881 2.50% 2/1/2052 (k)	11,523	9,774
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (k)	1,832	1,536
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (k)	858	722
Freddie Mac Pool #QD7219 2.50% 2/1/2052 (k)	830	696
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (k)	35	29
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (k)	30	26
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (k)	18,895	17,294
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (k)	3,924	3,591
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (k)	226,182	181,901
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (k)	3,606	2,893
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (k)	2,111	1,688
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (k)	932	747
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (k)	872	699
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (k)	815	654
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (k)	473	379
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (k)	295	236
Freddie Mac Pool #QE2318 2.00% 3/1/2052 (k)	87	70
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (k)	2,208	1,890
Freddie Mac Pool #QD8966 2.50% 3/1/2052 (k)	774	651
Freddie Mac Pool #SD3415 2.50% 3/1/2052 (k)	223	187
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (k)	114	96
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (k)	91	76
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (k)	83	70
Freddie Mac Pool #RA7020 2.50% 3/1/2052 (k)	67	57
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (k)	25,608	22,762
Freddie Mac Pool #QD9030 3.50% 3/1/2052 (k)	634	579
Freddie Mac Pool #QD7942 3.50% 3/1/2052 (k)	579	530
Freddie Mac Pool #QD8208 3.50% 3/1/2052 (k)	34	31
Freddie Mac Pool #QD9527 4.00% 3/1/2052 (k)	11	10
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (k)	3,009	2,414
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (k)	870	697
Freddie Mac Pool #QE1586 2.00% 4/1/2052 (k)	154	123
Freddie Mac Pool #QE4412 2.00% 4/1/2052 (k)	92	74
Freddie Mac Pool #QE0024 2.00% 4/1/2052 (k)	58	46
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (k)	22,359	19,063
Freddie Mac Pool #SD6089 2.50% 4/1/2052 (k)	5,823	4,904
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (k)	5,666	4,764
Freddie Mac Pool #QD9578 2.50% 4/1/2052 (k)	3,262	2,745
Freddie Mac Pool #QE0374 2.50% 4/1/2052 (k)	2,167	1,816
Freddie Mac Pool #QE0799 2.50% 4/1/2052 (k)	1,563	1,311
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (k)	1,418	1,192
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (k)	1,255	1,053
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (k)	1,015	851
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (k)	940	787
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (k)	576	486
Freddie Mac Pool #QD9911 2.50% 4/1/2052 (k)	143	120
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (k)	4,592	3,861
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (k)	1,954	1,643
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (k)	410	344
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (k)	42	35
Freddie Mac Pool #8D0226 2.513% 5/1/2052 (g)(k)	7,111	6,505
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (k)	332,362	290,722
Freddie Mac Pool #RA7374 3.00% 5/1/2052 (k)	776	678

57	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (k)	USD650	$590
Freddie Mac Pool #QE5589 3.50% 5/1/2052 (k)	635	579
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (k)	502	456
Freddie Mac Pool #QE1237 3.50% 5/1/2052 (k)	181	165
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (k)	23,989	19,280
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (k)	4,522	3,627
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (k)	851	713
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (k)	308	259
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (k)	151,569	132,511
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (k)	29,740	25,968
Freddie Mac Pool #SD1844 3.00% 6/1/2052 (k)	95	84
Freddie Mac Pool #QE3449 3.00% 6/1/2052 (k)	58	50
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (k)	47	41
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (k)	2,175	1,976
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (k)	26,409	25,043
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (k)	19,109	18,470
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (k)	105	104
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (k)	400	321
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (k)	18,489	15,564
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (k)	796	666
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (k)	766	643
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (k)	45	37
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (k)	4,931	4,305
Freddie Mac Pool #QE5364 3.00% 7/1/2052 (k)	22	20
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (k)	4,665	4,385
Freddie Mac Pool #QE5750 5.00% 7/1/2052 (k)	18,682	18,527
Freddie Mac Pool #QE6185 5.00% 7/1/2052 (k)	577	572
Freddie Mac Pool #RA7618 5.00% 7/1/2052 (k)	301	298
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (k)	400	321
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (k)	1,623	1,365
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (k)	24,093	21,294
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (k)	532	465
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (k)	697	653
Freddie Mac Pool #QE9260 4.00% 8/1/2052 (k)	232	217
Freddie Mac Pool #RA7772 4.00% 8/1/2052 (k)	146	137
Freddie Mac Pool #QE7412 4.00% 8/1/2052 (k)	87	81
Freddie Mac Pool #QE7539 4.50% 8/1/2052 (k)	5,200	5,023
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (k)	486	469
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (k)	27	26
Freddie Mac Pool #QE7987 5.50% 8/1/2052 (k)	164	166
Freddie Mac Pool #QF0977 2.00% 9/1/2052 (k)	226	181
Freddie Mac Pool #SD7060 2.00% 9/1/2052 (k)	93	75
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (k)	95	80
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (k)	6,729	5,877
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (k)	607	530
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (k)	279	262
Freddie Mac Pool #RA7918 4.00% 9/1/2052 (k)	273	256
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (k)	2,124	2,053
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (k)	480	463
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (k)	313	302
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (k)	7,032	6,968
Freddie Mac Pool #QF2693 2.00% 10/1/2052 (k)	932	745
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (k)	829	696
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (k)	39,486	37,026
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (k)	3,307	3,095
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (k)	426	400
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (k)	228	214
Freddie Mac Pool #QF1254 4.50% 10/1/2052 (k)	8,227	7,952
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (k)	3,080	2,974
Freddie Mac Pool #QF2368 4.50% 10/1/2052 (k)	2,427	2,343
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (k)	193	187
Freddie Mac Pool #QF2009 4.50% 10/1/2052 (k)	179	173
Freddie Mac Pool #QF1352 5.00% 10/1/2052 (k)	20,917	20,722
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (k)	37,732	38,384
Freddie Mac Pool #SD7486 2.50% 11/1/2052 (k)	187	157
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (k)	75,974	71,770

The Bond Fund of America	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (k)	USD26,387	$24,974
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (k)	2,977	2,873
Freddie Mac Pool #QF2960 4.50% 11/1/2052 (k)	749	723
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (k)	47,098	47,613
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (k)	1,728	1,510
Freddie Mac Pool #SD2066 4.00% 12/1/2052 (k)	1,288	1,205
Freddie Mac Pool #QF4623 5.00% 12/1/2052 (k)	71,594	70,942
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (k)	66,932	66,322
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (k)	5,416	5,464
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (k)	7,821	8,089
Freddie Mac Pool #SD8285 3.50% 1/1/2053 (k)	203	185
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (k)	9,765	9,432
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (k)	1,265	1,253
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (k)	26,399	27,182
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (k)	266	273
Freddie Mac Pool #SD2246 6.00% 1/1/2053 (k)	45	47
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (k)	13,713	13,583
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (k)	61,720	62,477
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (k)	3,634	3,670
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (k)	3,013	3,047
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (k)	657	663
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (k)	360	364
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (k)	11,205	11,536
Freddie Mac Pool #SD2618 6.00% 2/1/2053 (k)	10	10
Freddie Mac Pool #SD8306 4.50% 3/1/2053 (k)	91	88
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (k)	14,281	14,425
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (k)	5,834	5,895
Freddie Mac Pool #RA9021 2.50% 4/1/2053 (k)	25	21
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (k)	14,688	14,597
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (k)	2,912	2,883
Freddie Mac Pool #QG0749 5.00% 4/1/2053 (k)	2,190	2,165
Freddie Mac Pool #QG1829 5.00% 4/1/2053 (k)	264	261
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (k)	16,352	16,495
Freddie Mac Pool #QG1266 5.50% 4/1/2053 (k)	93	94
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (k)	211	204
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (k)	18,918	18,718
Freddie Mac Pool #QG3743 5.00% 5/1/2053 (k)	4,226	4,182
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (k)	27,916	28,122
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (k)	8,138	8,210
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (k)	5,368	5,429
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (k)	2,635	2,667
Freddie Mac Pool #QG1719 5.50% 5/1/2053 (k)	22	23
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (k)	77,095	79,196
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (k)	10,994	11,319
Freddie Mac Pool #QG4998 3.00% 6/1/2053 (k)	2,879	2,514
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (k)	3,355	3,238
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (k)	950	939
Freddie Mac Pool #QG4778 5.00% 6/1/2053 (k)	241	239
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (k)	12,000	12,116
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (k)	6,333	6,402
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (k)	6,264	6,306
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (k)	6,228	6,297
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (k)	27	27
Freddie Mac Pool #QG3775 5.50% 6/1/2053 (k)	17	17
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (k)	44,582	45,692
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (k)	17,465	17,966
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (k)	14,065	14,579
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (k)	12,668	13,025
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (k)	8,626	8,902
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (k)	7,658	7,998
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (k)	5,344	5,498
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (k)	2,319	2,386
Freddie Mac Pool #QG4096 6.00% 6/1/2053 (k)	284	291
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (k)	5,148	5,366
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (k)	4,626	4,825
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (k)	4,440	4,673

59	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (k)	USD4,184	$4,408
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (k)	3,038	3,201
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (k)	2,333	2,454
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (k)	1,684	1,753
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (k)	1,302	1,383
Freddie Mac Pool #QG9079 5.00% 7/1/2053 (k)	2,250	2,229
Freddie Mac Pool #QG7072 5.00% 7/1/2053 (k)	1,426	1,409
Freddie Mac Pool #QG6394 5.00% 7/1/2053 (k)	180	177
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (k)	106	104
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (k)	24,925	25,194
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (k)	7,144	7,227
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (k)	13,053	13,420
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (k)	3,850	3,975
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (k)	535	557
Freddie Mac Pool #QG9140 5.00% 8/1/2053 (k)	231	229
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (k)	4,210	4,264
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (k)	24,255	24,923
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (k)	426	438
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (k)	6,511	6,581
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (k)	26,624	27,645
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (k)	9,386	9,681
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (k)	1,975	2,022
Freddie Mac Pool #SD3859 6.50% 9/1/2053 (k)	12,670	13,254
Freddie Mac Pool #SD3858 6.50% 9/1/2053 (k)	25	26
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (k)	68,377	59,705
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (k)	5,500	5,444
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (k)	11,670	11,779
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (k)	56,968	58,316
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (k)	5,513	5,673
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (k)	4,716	4,884
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (k)	5,247	5,046
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (k)	61,466	60,837
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (k)	670	676
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (k)	7,298	7,579
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (k)	189	195
Freddie Mac Pool #QH6697 3.50% 12/1/2053 (k)	515	468
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (k)	60,462	62,153
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (k)	8,177	8,432
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (k)	7,703	7,968
Freddie Mac Pool #QH5945 6.50% 12/1/2053 (k)	14,489	15,097
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (k)	23	24
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (k)	4,958	3,973
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (k)	170	136
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (k)	2,166	1,816
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (k)	32,708	31,524
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (k)	19,170	19,623
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (k)	11,854	12,182
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (k)	3,274	3,390
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (k)	774	809
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (k)	419	435
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (k)	309	326
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (k)	5,109	5,150
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (k)	19,641	20,223
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (k)	6,851	7,013
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (k)	5,592	5,776
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (k)	3,944	4,051
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (k)	26,957	28,103
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (k)	9,557	9,952
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (k)	30,429	30,663
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (k)	24,913	25,192
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (k)	7,952	8,198
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (k)	4,743	4,875
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (k)	3,049	3,172
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (k)	15,453	15,653
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (k)	4,614	4,649
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (k)	22,249	23,016

The Bond Fund of America	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (k)	USD21,558	$22,177
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (k)	9,891	10,200
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (k)	6,447	6,645
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (k)	296	306
Freddie Mac Pool #RJ1879 6.00% 4/1/2054 (k)	162	167
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (k)	6,983	7,324
Freddie Mac Pool #QI2664 6.50% 4/1/2054 (k)	2,365	2,460
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (k)	1,522	1,585
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (k)	806	852
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (k)	31,904	32,394
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (k)	14,169	14,338
Freddie Mac Pool #QI5369 5.50% 5/1/2054 (k)	10,100	10,184
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (k)	5,256	5,294
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (k)	28,460	29,259
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (k)	6,361	6,536
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (k)	4,760	4,873
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (k)	385	398
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (k)	44,149	46,013
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (k)	12,373	12,876
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (k)	10,478	10,955
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (k)	4,433	4,617
Freddie Mac Pool #QI5490 6.50% 5/1/2054 (k)	3,350	3,469
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (k)	4,120	4,080
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (k)	48,909	49,492
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (k)	7,227	7,337
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (k)	30,538	31,457
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (k)	22,412	23,283
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (k)	20,692	21,371
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (k)	233	239
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (k)	228	234
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (k)	26,597	27,867
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (k)	18,533	19,316
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (k)	3,562	3,722
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (k)	547	573
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (k)	28,337	28,541
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (k)	14,742	14,933
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (k)	10,715	10,851
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (k)	41,906	43,608
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (k)	37,897	39,123
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (k)	23,730	24,292
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (k)	16,449	16,859
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (k)	6,731	6,930
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (k)	4,909	5,035
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (k)	2,903	2,982
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (k)	495	508
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (k)	456	468
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (k)	14,216	14,855
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (k)	6,271	6,525
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (k)	2,292	2,387
Freddie Mac Pool #QJ0141 6.50% 7/1/2054 (k)	959	997
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (k)	14	15
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (k)	13,591	13,457
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (k)	12,647	12,523
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (k)	9,659	9,521
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (k)	5,191	5,151
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (k)	42,056	42,389
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (k)	24,355	24,505
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (k)	23,799	24,068
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (k)	9,508	9,631
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (k)	4,263	4,306
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (k)	28,696	29,375
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (k)	13,637	13,976
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (k)	8,179	8,373
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (k)	4,074	4,194
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (k)	3,061	3,166
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (k)	2,030	2,090

61	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (k)	USD749	$767
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (k)	272	280
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (k)	48	49
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (k)	30,985	32,176
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (k)	13,699	14,278
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (k)	9,877	10,276
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (k)	5,476	5,682
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (k)	4,968	5,204
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (k)	1,784	1,859
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (k)	671	698
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (k)	52,893	53,301
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (k)	38,699	39,293
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (k)	34,466	34,848
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (k)	13,164	13,243
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (k)	11,320	11,392
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (k)	8,305	8,344
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (k)	6,945	7,025
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (k)	30,417	31,453
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (k)	6,541	6,732
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (k)	3,511	3,647
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (k)	3,522	3,643
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (k)	3,306	3,404
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (k)	2,015	2,066
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (k)	1,335	1,368
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (k)	1,080	1,105
Freddie Mac Pool #QJ3734 6.00% 9/1/2054 (k)	701	718
Freddie Mac Pool #QJ3295 6.00% 9/1/2054 (k)	222	228
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (k)	18,749	19,627
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (k)	13,151	13,641
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (k)	7,040	7,305
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (k)	6,558	6,813
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (k)	6,343	6,628
Freddie Mac Pool #QJ3251 6.50% 9/1/2054 (k)	3,168	3,286
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (k)	3,086	3,201
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (k)	2,552	2,650
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (k)	2,138	2,222
Freddie Mac Pool #QJ3540 6.50% 9/1/2054 (k)	1,234	1,280
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (k)	171	169
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (k)	45,522	45,940
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (k)	3,076	3,094
Freddie Mac Pool #RJ2622 5.50% 10/1/2054 (k)	51	52
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (k)	6,524	6,740
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (k)	1,348	1,380
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (k)	301	308
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (k)	25	26
Freddie Mac Pool #QJ7032 6.50% 10/1/2054 (k)	6,985	7,233
Freddie Mac Pool #QJ6336 6.50% 10/1/2054 (k)	159	165
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (k)	10,588	10,159
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (k)	17,541	17,274
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (k)	23,531	23,654
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (k)	9,569	9,624
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (k)	3,925	3,950
Freddie Mac Pool #QJ8904 5.50% 11/1/2054 (k)	244	245
Freddie Mac Pool #QJ8523 5.50% 11/1/2054 (k)	29	30
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (k)	7,849	8,034
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (k)	3,044	3,116
Freddie Mac Pool #SD8476 6.00% 11/1/2054 (k)	25	25
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (k)	48,517	48,059
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (k)	38,192	37,638
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (k)	17,380	17,181
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (k)	11,957	11,810
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (k)	6,036	5,949
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (k)	3,930	3,891
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (k)	21,291	21,545
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (k)	12,178	12,339
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (k)	5,543	5,572

The Bond Fund of America	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (k)	USD812	$822
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (k)	1,997	2,044
Freddie Mac Pool #QJ9949 6.00% 12/1/2054 (k)	1,963	2,010
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (k)	1,469	1,511
Freddie Mac Pool #QX2195 6.00% 12/1/2054 (k)	835	855
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (k)	332	340
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (k)	2,918	2,650
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (k)	25,103	25,352
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (k)	8,428	8,542
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (k)	6,607	6,641
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (k)	27,479	28,392
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (k)	14,990	15,508
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (k)	7,868	8,115
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (k)	3,717	3,805
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (k)	2,239	2,291
Freddie Mac Pool #QX3511 6.00% 1/1/2055 (k)	2,145	2,195
Freddie Mac Pool #QX2869 7.00% 1/1/2055 (k)	995	1,054
Freddie Mac Pool #QX4632 7.00% 1/1/2055 (k)	832	879
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (k)	14,096	13,518
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (k)	11,428	11,259
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (k)	11,288	11,346
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (k)	25,723	26,331
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (k)	12,786	13,143
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (k)	585	598
Freddie Mac Pool #QX5000 6.00% 2/1/2055 (k)	370	380
Freddie Mac Pool #QX6204 6.00% 2/1/2055 (k)	335	343
Freddie Mac Pool #QX5276 6.00% 2/1/2055 (k)	137	140
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (k)	29	30
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (k)	1,654	1,723
Freddie Mac Pool #QX6910 7.00% 2/1/2055 (k)	733	774
Freddie Mac Pool #SD8529 3.50% 3/1/2055 (k)	4,847	4,402
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (k)	602	605
Freddie Mac Pool #QX8129 6.00% 3/1/2055 (k)	1,286	1,316
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (k)	636	657
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (k)	525	537
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (k)	397	407
Freddie Mac Pool #QX8824 6.00% 3/1/2055 (k)	17	18
Freddie Mac Pool #QX9148 6.50% 3/1/2055 (k)	2,887	3,013
Freddie Mac Pool #QX8778 6.50% 3/1/2055 (k)	2,342	2,443
Freddie Mac Pool #QX9677 6.50% 3/1/2055 (k)	620	650
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (k)	447	466
Freddie Mac Pool #QX8699 7.00% 3/1/2055 (k)	209	222
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (k)	2,941	2,898
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (k)	18,755	19,199
Freddie Mac Pool #QY0860 6.00% 4/1/2055 (k)	9,581	9,808
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (k)	5,552	5,684
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (k)	3,653	3,739
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (k)	2,291	2,353
Freddie Mac Pool #QY3388 6.00% 4/1/2055 (k)	1,324	1,355
Freddie Mac Pool #QY1235 6.00% 4/1/2055 (k)	1,217	1,249
Freddie Mac Pool #QY0320 6.00% 4/1/2055 (k)	721	749
Freddie Mac Pool #QY1065 6.00% 4/1/2055 (k)	568	583
Freddie Mac Pool #QY0962 6.00% 4/1/2055 (k)	541	554
Freddie Mac Pool #QY1233 6.00% 4/1/2055 (k)	472	483
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (k)	329	337
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (k)	72	74
Freddie Mac Pool #QX9257 6.00% 4/1/2055 (k)	25	26
Freddie Mac Pool #QX9980 7.00% 4/1/2055 (k)	46	48
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (k)	210	190
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (k)	5,248	5,169
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (k)	11,133	11,187
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (k)	4,843	4,958
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (k)	1,980	2,027
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (k)	1,780	1,822
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (k)	1,064	1,089
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (k)	797	815

63	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QY1975 6.00% 5/1/2055 (k)	USD628	$645
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (k)	326	333
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (k)	6,949	6,844
Freddie Mac Pool #QY6174 6.00% 6/1/2055 (k)	2,068	2,117
Freddie Mac Pool #QY5947 6.00% 6/1/2055 (k)	212	217
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (k)	1,641	1,734
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (k)	181	191
Freddie Mac Pool #RQ0036 3.50% 7/1/2055 (k)	7,922	7,196
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (k)	2,555	2,516
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (k)	8,746	8,985
Freddie Mac Pool #QY7784 6.00% 7/1/2055 (k)	6,792	6,952
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (k)	450	460
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (k)	11	12
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (k)	33,358	34,543
Freddie Mac Pool #RQ0045 3.50% 8/1/2055 (k)	11,000	9,991
Freddie Mac Pool #SL3668 6.00% 8/1/2055 (k)	2,845	2,912
Freddie Mac Pool #RJ5455 6.00% 9/1/2055 (k)	68	69
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (k)	— (b)	— (b)
Freddie Mac Pool #QZ2300 7.00% 9/1/2055 (k)	878	930
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (k)	858	879
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (k)	76	73
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (k)	5,491	5,621
Freddie Mac Pool #RQ0079 7.00% 12/1/2055 (k)	60	63
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (k)	129,985	127,823
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (k)	29,701	29,207
Freddie Mac Pool #RQ0113 6.50% 4/1/2056 (k)	41	43
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (k)	69	69
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (k)	2,069	1,942
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031 (k)	1,000	904
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (k)	7,924	7,096
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (k)	1,428	1,457
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (k)	1,023	1,048
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (k)	579	593
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026 (k)	399	397
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028 (k)	3,000	2,878
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028 (k)	172	170
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (g)(k)	1,680	1,660
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (k)	2,113	1,998
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029 (k)	62	58
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 1/25/2030 (k)	23	21
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (k)	116,127	115,890
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032 (k)	6,650	5,919
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (k)	7,501	6,720
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (k)	7,984	7,133
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (k)	5,000	4,461
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (k)	3,551	3,181
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (g)(k)	24,842	24,633
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (k)	157	142
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (k)	152	124
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (k)	511	447
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (k)	39	35
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (k)	34	30
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (k)	17,499	16,582
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (k)	2,596	2,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (k)	4,732	4,156
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (g)(k)	7,124	6,798
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (k)	946	847
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (k)	21,669	20,362
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (g)(k)	20,102	19,024
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (k)	4,921	4,226
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (g)(k)	6,895	6,246
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (k)	4,287	3,895
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (k)	3,547	3,432
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (g)(k)	29,293	28,284
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (k)	7,179	6,458
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (k)	2,426	2,176

The Bond Fund of America	64

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (k)	USD847	$812
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (k)	2,035	1,805
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (k)	14,404	13,743
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (k)	1,241	1,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (k)	337	324
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (k)	63,959	59,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (k)	33,869	29,705
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (k)	12,363	12,135
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (k)	9,840	9,605
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (k)	34,839	33,170
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (k)	17,377	16,531
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (k)	24,313	23,377
Government National Mortgage Assn. 2.50% 7/1/2056 (k)(l)	20,156	17,213
Government National Mortgage Assn. 3.50% 7/1/2056 (k)(l)	16,637	14,944
Government National Mortgage Assn. 5.50% 7/1/2056 (k)(l)	28,458	28,602
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028 (k)	99	97
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035 (k)	131	130
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039 (k)	237	238
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (k)	894	922
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041 (k)	56	54
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (k)	833	842
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041 (k)	416	405
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041 (k)	88	86
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (k)	2,541	2,480
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042 (k)	203	183
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043 (k)	703	632
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047 (k)	2,454	2,194
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047 (k)	1,040	929
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048 (k)	176	161
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048 (k)	1,378	1,266
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (k)	26	26
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048 (k)	1,091	1,002
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048 (k)	1,726	1,585
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (k)	1,499	1,467
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049 (k)	24	23
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049 (k)	113	111
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (k)	1,314	1,284
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (k)	214	209
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (k)	49	50
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (k)	1,282	1,251
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (k)	49,054	44,887
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (k)	319	312
Government National Mortgage Assn. Pool #MA6764 2.00% 7/20/2050 (k)	26	22
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (k)	12,854	10,556
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (k)	1,187	1,013
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (k)	18,503	15,194
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (k)	15,712	12,903
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (k)	15,159	14,853
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (k)	55,485	45,563
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (k)	38,209	32,524
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (k)	25,172	21,352
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (k)	28,769	24,488
Government National Mortgage Assn. Pool #MA7704 2.00% 11/20/2051 (k)	1,090	895
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (k)	683	560
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (k)	7,884	6,686
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (k)	28,067	24,030
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (k)	7,983	6,831
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (k)	45,528	37,376
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (k)	9,243	7,909
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (k)	1,427	1,221
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (k)	5,693	4,871
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (k)	2,559	2,182
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (k)	448	383
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (k)	80	68
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (k)	16,583	14,746
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (k)	918	785

65	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (k)	USD12,535	$11,146
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (k)	771	633
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (k)	30,794	28,117
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (k)	4,702	4,286
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (k)	649	556
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (k)	31,941	28,438
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (k)	5,938	5,385
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (k)	127,896	115,712
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (k)	40,523	38,117
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (k)	50,065	47,230
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (k)	3,240	2,938
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (k)	1,587	1,492
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052 (k)	27	24
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052 (k)	979	920
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (k)	25,534	23,983
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (k)	16,450	15,467
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (k)	158,125	153,005
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (k)	3,220	3,193
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053 (k)	7,674	7,606
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (k)	2,500	2,477
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (k)	129,576	125,227
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (k)	26,109	25,884
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (k)	45,449	43,892
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (k)	70,029	67,589
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (k)	36,829	36,481
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (k)	2,266	2,245
Government National Mortgage Assn. Pool #MA9899 2.00% 7/20/2054 (k)	23	19
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (k)	13,684	12,791
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (k)	542	488
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (k)	1,811	1,746
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (k)	17,346	17,471
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (k)	1,887	1,899
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (k)	24,356	24,510
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (k)	11,027	11,097
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (k)	3,287	3,308
Government National Mortgage Assn. Pool #694836 5.685% 9/20/2059 (k)	— (b)	— (b)
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (k)	4	4
Government National Mortgage Assn. Pool #725876 4.92% 9/20/2061 (k)	— (b)	— (b)
Government National Mortgage Assn. Pool #710085 4.938% 9/20/2061 (k)	2	2
Government National Mortgage Assn. Pool #725879 4.92% 10/20/2061 (k)	— (b)	— (b)
Government National Mortgage Assn. Pool #AC1008 4.68% 10/20/2063 (k)	— (b)	— (b)
Government National Mortgage Assn. Pool #776095 4.739% 2/20/2064 (k)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (k)	— (b)	— (b)
Government National Mortgage Assn. Pool #AG8238 4.928% 12/20/2064 (k)	1	1
Government National Mortgage Assn. Pool #AE9612 4.739% 1/20/2065 (k)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (k)	10,971	8,280
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (k)(l)	23,374	21,296
Uniform Mortgage-Backed Security 2.50% 7/1/2041 (k)(l)	5,308	4,964
Uniform Mortgage-Backed Security 3.50% 7/1/2041 (k)(l)	37,000	35,257
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (k)(l)	18,626	16,972
Uniform Mortgage-Backed Security 2.50% 8/1/2041 (k)(l)	17,122	16,009
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (k)(l)	29,000	28,144
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (k)(l)	179,267	143,189
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (k)(l)	124,220	103,811
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (k)(l)	92,351	80,533
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (k)(l)	40,436	39,738
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (k)(l)	210,223	210,927
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (k)(l)	34,767	35,546
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (k)(l)	555,625	574,807
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (k)(l)	7,641	8,067
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (k)(l)	817,987	653,108
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (k)(l)	1,465,175	1,223,994
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (k)(l)	204,337	178,092
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (k)(l)	91,080	82,580
Uniform Mortgage-Backed Security 4.00% 8/1/2056 (k)(l)	27,712	25,884
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (k)(l)	8,988	8,603

The Bond Fund of America	66

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (k)(l)	USD44,815	$43,989
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (k)(l)	155,815	156,106
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (k)(l)	801,766	817,068
Uniform Mortgage-Backed Security 6.50% 8/1/2056 (k)(l)	134,109	138,577
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (k)(l)	124,497	130,846
		19,747,613

Commercial mortgage-backed securities 2.25%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (f)(g)(k)	39,600	39,830
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (f)(k)	3,963	3,925
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (f)(k)	914	895
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (f)(k)	22,113	21,105
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (f)(k)	3,803	3,562
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (f)(k)	3,833	3,553
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (f)(k)	3,366	3,175
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (f)(k)	27,116	26,368
AMSR Trust, Series 2026-SFR1, Class A, 3.775% 4/17/2043 (f)(k)	7,284	6,899
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (f)(g)(k)	5,594	5,611
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (f)(g)(k)	11,688	11,750
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class B, 6.09% 11/10/2029 (f)(g)(k)	21,250	21,431
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.59% 11/10/2029 (f)(g)(k)	20,000	20,175
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (f)(g)(k)	26,562	27,153
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (k)	115	114
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (k)	1,639	1,628
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (k)	1,660	1,643
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (k)	3,920	3,839
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (k)	255	248
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (k)	134	131
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (k)	450	436
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (k)	230	231
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (g)(k)	5,777	5,884
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.141% 7/15/2056 (g)(k)	1,940	2,008
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (g)(k)	4,984	5,211
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (g)(k)	3,632	3,787
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (k)	8,275	8,450
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (k)	5,110	5,253
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (k)	6,927	7,119
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (k)	3,763	3,850
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (g)(k)	5,258	5,418
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (g)(k)	7,094	7,276
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (g)(k)	13,090	13,424
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (g)(k)	2,300	2,313
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060 (k)	3,750	3,692
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (k)	510	502
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (k)	312	306
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061 (k)	500	493
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (g)(k)	6,116	6,045
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (k)	9,039	8,556
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061 (g)(k)	250	247
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061 (k)	464	457
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (k)	5,000	4,804
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (k)	2,000	1,879
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (k)	1,654	1,513
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (g)(k)	1,685	1,687
Bank5, Series 2026-5YR21, Class A3, 5.525% 4/15/2059 (k)	2,000	2,050
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.544% 3/15/2037 (f)(g)(k)	1,574	1,490
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (g)(k)	160	156
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (k)	1,087	1,110
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (g)(k)	600	633
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.453% 12/15/2056 (g)(k)	796	831
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (g)(k)	6,782	6,894
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (g)(k)	394	408
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (k)	3,475	3,424

67	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (g)(k)	USD1,906	$1,878
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (g)(k)	90	89
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (k)	6,351	6,231
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (k)	5,135	5,011
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (k)	944	849
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053 (k)	1,000	987
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (g)(k)	13,158	13,029
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (k)	18,592	16,565
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (k)	9,000	7,968
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053 (k)	1,450	1,258
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (k)	1,600	1,399
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (k)	6,750	6,122
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (k)	24,661	22,081
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (k)	3,785	3,340
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054 (k)	5,000	4,455
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055 (g)(k)	3,000	2,772
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (g)(k)	1,822	1,686
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (g)(k)	15,869	16,412
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (g)(k)	1,681	1,727
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (k)	35,114	35,989
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (g)(k)	16,299	16,722
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (g)(k)	4,967	5,135
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (k)	730	688
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (k)	6,702	6,827
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (g)(k)	2,180	2,225
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (k)	2,293	2,317
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (g)(k)	25,295	26,069
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (g)(k)	14,669	14,983
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062 (k)	493	478
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.049% 12/15/2062 (k)	5,000	4,704
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.117% 7/15/2039 (f)(g)(k)	34,299	34,356
BFLD Trust, Series 2024-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 5.675% 7/15/2039 (f)(g)(k)	9,118	9,136
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (g)(k)	400	400
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (k)	404	417
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (g)(k)	3,833	3,935
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (g)(k)	2,661	2,755
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (g)(k)	2,710	2,828
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (g)(k)	6,880	7,258
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (g)(k)	2,955	3,047
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (k)	6,231	6,302
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (g)(k)	25,940	26,500
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (g)(k)	10,710	10,941
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (g)(k)	25,292	25,966
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (g)(k)	10,769	11,083
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 4.997% 6/15/2041 (f)(g)(k)	4,990	4,998
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (f)(g)(k)	34,256	34,372
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.525% 12/15/2042 (f)(g)(k)	3,170	3,182
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.919% 12/15/2039 (f)(g)(k)	23,654	23,722
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.268% 12/15/2039 (f)(g)(k)	5,141	5,160
BX Commercial Mortgage Trust, Series 2024-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.117% 6/15/2041 (f)(g)(k)	2,399	2,403
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 3/15/2045 (f)(g)(k)	2,000	2,002
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (f)(g)(k)	10,615	10,628
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (f)(g)(k)	48,457	48,461
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (f)(g)(k)	12,836	12,741
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (f)(g)(k)	45,883	46,106
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.068% 11/15/2041 (f)(g)(k)	36,761	36,835
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.168% 11/15/2041 (f)(g)(k)	40,961	41,072
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.367% 11/15/2041 (f)(g)(k)	8,120	8,139
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.517% 11/15/2041 (f)(g)(k)	19,240	19,303

The Bond Fund of America	68

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (f)(k)	USD18,146	$18,229
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (f)(g)(k)	960	953
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (f)(g)(k)	27,000	27,073
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.175% 12/15/2042 (f)(g)(k)	13,110	13,166
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.425% 12/15/2042 (f)(g)(k)	1,101	1,106
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 7/15/2044 (f)(g)(k)	5,000	5,008
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (f)(g)(k)	58,767	58,919
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 12/15/2044 (f)(g)(k)	8,994	9,021
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.625% 12/15/2044 (f)(g)(k)	1,395	1,396
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (f)(k)	5,963	5,878
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (f)(g)(k)	8,629	8,656
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.952% 7/15/2041 (f)(g)(k)	7,911	7,948
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (k)	1,000	985
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (k)	5,888	5,808
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (f)(g)(k)	5,000	5,111
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(g)(k)	140,201	142,294
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (k)	235	232
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050 (k)	5,595	5,515
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (k)	2,930	2,882
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056 (k)	200	188
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (k)	4,000	3,982
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (k)	825	819
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050 (k)	2,261	2,234
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (k)	805	743
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (f)(g)(k)	12,291	12,257
CONE Trust, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.667% 8/15/2041 (f)(g)(k)	4,807	4,791
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (g)(k)	402	393
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (k)	2,330	2,310
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (k)	56	55
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (k)	2,000	1,887
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (f)(g)(k)	63,667	64,422
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(k)	6,865	6,977
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (f)(k)	7,957	8,041
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (f)(g)(k)	6,119	6,180
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (k)	216	215
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(g)(k)	27,401	27,554
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (f)(g)(k)	12,442	12,281
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (f)(g)(k)	19,883	19,869
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (f)(g)(k)	10,124	10,127
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (f)(g)(k)	7,008	7,018
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (f)(g)(k)	22,046	22,121
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.225% 10/15/2042 (f)(g)(k)	4,883	4,905
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.475% 10/15/2042 (f)(g)(k)	3,390	3,413
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.225% 10/15/2042 (f)(g)(k)	5,894	5,944
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (f)(k)	8,314	8,255
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (g)(k)	1,520	1,538
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (f)(g)(k)	3,468	3,477
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 3/15/2041 (f)(g)(k)	3,464	3,477
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (f)(k)	16,156	16,237
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(k)	6,073	5,421
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (f)(g)(k)	18,768	18,836
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (f)(g)(k)	15,326	15,307
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (k)	111	111
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049 (g)(k)	2,654	2,644
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (k)	378	373
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050 (k)	855	845
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (k)	3,000	2,961

69	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (g)(k)	USD1,526	$1,497
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (k)	255	250
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053 (k)	174	163
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (k)	7,483	6,858
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (k)	1,556	1,365
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (f)(g)(k)	55,153	55,318
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.368% 3/15/2042 (f)(g)(k)	7,392	7,421
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.667% 3/15/2042 (f)(g)(k)	1,408	1,414
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.217% 3/15/2042 (f)(g)(k)	5,975	6,006
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(g)(k)	12,107	12,394
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (f)(g)(k)	1,404	1,411
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(g)(k)	89,186	90,659
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (f)(g)(k)	34,939	34,979
INTOWN Mortgage Trust, Series 2025-STAY, Class B, (1-month USD CME Term SOFR + 1.75%) 5.375% 3/15/2042 (f)(g)(k)	10,000	10,015
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (f)(k)	9,183	8,821
Invitation Homes Trust, Series 24-SFR1, Class A, 4.00% 9/17/2041 (f)(k)	1,799	1,751
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.522% 9/15/2047 (g)(k)	89	88
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (k)	1,054	1,026
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (k)	1,600	1,584
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (k)	1,683	1,655
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052 (k)	975	891
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(k)	23,980	20,728
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (g)(k)	5,095	5,068
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (k)	1,000	992
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (f)(g)(k)	4,950	4,964
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (f)(g)(k)	1,912	1,918
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (k)	240	237
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049 (k)	3,000	2,984
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (k)	5,280	5,255
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (k)	2,530	2,588
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (g)(k)	120	112
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (f)(g)(k)	2,545	2,622
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (f)(g)(k)	3,717	3,759
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.478% 7/25/2054 (f)(g)(k)	4,044	4,213
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (f)(g)(k)	6,305	6,399
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.728% 5/25/2055 (f)(g)(k)	6,296	6,414
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (f)(g)(k)	6,497	6,729
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (f)(g)(k)	1,848	1,906
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (f)(g)(k)	10,329	10,251
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (f)(g)(k)	3,498	3,482
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.318% 2/15/2042 (f)(g)(k)	11,881	11,905
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (f)(k)	4,543	4,392
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (f)(k)	1,000	951
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (f)(g)(k)	20,568	20,660
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (f)(g)(k)	7,079	7,096
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.367% 5/15/2039 (f)(g)(k)	486	487
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.139% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (e)(f)(k)	14,100	14,103
SFO Commercial Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.489% 5/15/2038 (f)(g)(k)	1,500	1,500

The Bond Fund of America	70

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(k)	USD23,334	$20,803
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (f)(g)(k)	55,785	55,775
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (f)(g)(k)	21,716	21,609
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.468% 2/15/2042 (f)(g)(k)	9,804	9,735
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (k)	250	247
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.118% 11/15/2041 (f)(g)(k)	40,000	40,119
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.467% 11/15/2041 (f)(g)(k)	9,796	9,828
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.867% 11/15/2041 (f)(g)(k)	2,400	2,408
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (f)(g)(k)	4,144	4,090
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (k)	6,370	6,347
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (k)	421	414
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050 (k)	1,154	1,138
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (g)(k)	2,000	1,955
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (k)	6,500	6,385
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (k)	3,898	3,683
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (g)(k)	2,520	2,389
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (k)	1,610	1,661
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (g)(k)	19,224	19,782
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.144% 11/15/2057 (g)(k)	22,375	22,988
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.872% 9/15/2058 (g)(k)	60	57
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (k)	3,853	3,835
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (k)	510	507
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (f)(g)(k)	13,321	13,358
		2,269,698

Collateralized mortgage-backed obligations (privately originated) 1.94%
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (e)(f)(k)	1,216	1,211
Angel Oak Mortgage Trust, Series 2023-6, Class A1, 6.50% 12/25/2067 (7.50% on 8/1/2027) (e)(f)(k)	4,682	4,685
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (e)(f)(k)	6,141	6,155
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (e)(f)(k)	22,515	22,580
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (e)(f)(k)	5,631	5,628
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(g)(k)	6,485	5,929
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (f)(k)	99	96
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (f)(k)	23,862	23,191
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (e)(f)(k)	706	704
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(f)(k)	19,477	18,946
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (f)(g)(k)	1,344	1,262
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (f)(g)(k)	248	246
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (f)(g)(k)	2,096	1,908
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 5.272% 11/25/2061 (f)(k)	1,141	1,134
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (e)(f)(k)	2,341	2,336
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.383% 9/25/2063 (8.383% on 10/1/2027) (e)(f)(k)	3,119	3,129
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (e)(f)(k)	23,271	23,310
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (e)(f)(k)	8,099	8,113
BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.409% 8/1/2064 (6.409% on 8/1/2028) (e)(f)(k)	2,605	2,606
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (e)(f)(k)	26,131	26,180
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (e)(f)(k)	13,377	13,420
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (e)(f)(k)	6,127	6,142
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (e)(f)(k)	980	982
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (k)	1,255	1,194
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (e)(f)(k)	6,020	6,027
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(g)(k)	1,435	1,431
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (f)(g)(k)	969	954
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(g)(k)	41,900	41,013

71	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (e)(f)(k)	USD12,480	$12,234
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (e)(f)(k)	2,950	2,858
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (k)	1,658	1,650
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (f)(g)(k)	12,377	10,814
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (f)(g)(k)	11,220	9,896
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (f)(g)(k)	4,158	3,656
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(g)(k)	26,057	24,527
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (f)(g)(k)	12,556	10,019
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (f)(g)(k)	5,388	5,282
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (e)(f)(k)	12,972	12,848
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (f)(g)(k)	229	218
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (f)(g)(k)	3,731	3,550
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M3, 3.00% 9/25/2064 (f)(g)(k)	1,500	1,280
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (e)(f)(k)	1,339	1,336
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (e)(f)(k)	7,837	7,852
COLT Funding, LLC, Series 2023-3, Class A2, 7.432% 9/25/2068 (8.432% on 9/1/2027) (e)(f)(k)	1,626	1,629
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (e)(f)(k)	938	941
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (e)(f)(k)	9,468	9,478
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (e)(f)(k)	5,868	5,892
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (f)(g)(k)	3,483	3,158
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1 (30-day Average USD-SOFR + 3.10%) 6.728% 10/25/2041 (f)(g)(k)	6,513	6,557
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (f)(g)(k)	3,930	3,988
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (f)(g)(k)	1,732	1,740
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.728% 6/25/2043 (f)(g)(k)	3,713	3,838
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (f)(g)(k)	7,091	7,106
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.128% 10/25/2043 (f)(g)(k)	2,667	2,669
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (f)(g)(k)	2,413	2,412
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (f)(g)(k)	6,726	6,775
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.328% 1/25/2044 (f)(g)(k)	6,632	6,811
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (f)(g)(k)	590	591
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 2/25/2044 (f)(g)(k)	7,873	7,939
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (f)(g)(k)	4,034	4,050
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 5.828% 5/25/2044 (f)(g)(k)	2,222	2,262
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.778% 9/25/2044 (f)(g)(k)	4,877	4,891
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (f)(g)(k)	3,778	3,785
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (f)(g)(k)	5,683	5,688
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (f)(g)(k)	1,825	1,828
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (f)(g)(k)	2,246	2,247
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (f)(g)(k)	13,689	13,708
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (f)(g)(k)	302	297
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (k)	69	71
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (k)	39	40
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (k)	396	406
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (k)	49	51
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (f)(g)(k)	5,943	5,831
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(k)	37,034	35,836
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (f)(g)(k)	11,735	9,723

The Bond Fund of America	72

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (f)(g)(k)	USD12,289	$10,181
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (f)(g)(k)	2,079	1,794
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 5.542% 7/25/2030 (g)(k)	1,871	1,887
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.028% 8/25/2033 (f)(g)(k)	5,000	5,556
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class B1, (30-day Average USD-SOFR + 3.40%) 7.028% 10/25/2041 (f)(g)(k)	8,467	8,524
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (f)(g)(k)	16,380	16,540
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (f)(g)(k)	7,346	7,435
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (f)(g)(k)	461	462
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (f)(g)(k)	7,561	7,803
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (f)(g)(k)	8,104	8,134
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (f)(g)(k)	3,435	3,439
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (f)(g)(k)	25,141	25,233
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.678% 10/25/2044 (f)(g)(k)	5,372	5,382
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (f)(g)(k)	535	535
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (f)(g)(k)	3,591	3,603
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (f)(g)(k)	1,617	1,617
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 9/25/2045 (f)(g)(k)	2,741	2,747
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (f)(g)(k)	9,006	9,006
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (f)(g)(k)	6,895	6,896
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2050 (f)(g)(k)	11,049	12,095
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (e)(f)(k)	2,964	2,971
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(f)(k)	14,351	14,416
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (f)(g)(k)	7,900	7,235
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (e)(f)(k)	16,526	16,525
GS Mortgage-Backed Securities Trust, Series 2023-PJ5, Class A22, 6.50% 2/25/2054 (f)(g)(k)	7,500	7,716
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (e)(f)(k)	5,141	5,016
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (e)(f)(k)	4,414	4,276
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (f)(k)	567	563
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(f)(k)	9,443	9,485
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (e)(f)(k)	3,189	3,205
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (e)(f)(k)	16,336	16,352
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (e)(f)(k)	11,335	11,313
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (f)(g)(k)	17,106	17,265
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (f)(g)(k)	2,182	2,184
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.252% 12/25/2049 (f)(g)(k)	989	926
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (f)(g)(k)	3,668	3,677
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (f)(g)(k)	1,714	1,745
JP Morgan Mortgage Trust, Series 2025-DSC1, Class A1, 5.577% 9/25/2065 (f)(g)(k)	7,090	7,086
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (f)(g)(k)	3,784	3,772
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(k)	7,798	7,809
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (f)(k)	2,898	2,903
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (f)(k)	5,233	5,241
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (f)(k)	8,750	8,765
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (f)(g)(k)	14,911	13,691
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (e)(f)(k)	15,323	15,363
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (e)(f)(k)	14,718	14,657
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (f)(g)(k)	1,770	1,753

73	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (f)(g)(k)	USD1,705	$1,665
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A8, 6.00% 11/25/2053 (f)(g)(k)	2,540	2,551
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (f)(g)(k)	6,559	6,614
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV3, Class A1, 6.50% 6/25/2054 (f)(g)(k)	8,578	8,819
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(f)(k)	7,198	7,242
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (f)(g)(k)	4,428	4,419
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (f)(g)(k)	3,923	3,935
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (f)(g)(k)	1,152	1,121
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (f)(g)(k)	5,133	4,927
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (e)(f)(k)	3,024	3,028
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.109% 8/25/2065 (f)(g)(k)	8,401	8,340
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (f)(g)(k)	4,683	4,340
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (f)(g)(k)	7,189	7,226
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (e)(f)(k)	3,684	3,688
Onslow Bay Financial Mortgage Loan Trust, Series 2026-NQM4, Class A1, 5.173% 2/25/2066 (f)(g)(k)	6,269	6,241
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (f)(g)(k)	11,939	11,978
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 5.31% 5/25/2062 (f)(k)	40,239	40,458
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (f)(k)	30,083	30,589
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (f)(g)(k)	8,856	8,758
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (e)(f)(k)	3,412	3,424
Onslow Bay Financial, LLC, Series 2023-NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027) (e)(f)(k)	8,791	8,772
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027) (e)(f)(k)	3,413	3,413
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (e)(f)(k)	2,278	2,283
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (e)(f)(k)	4,459	4,465
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (e)(f)(k)	12,326	12,365
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (e)(f)(k)	24,908	25,023
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (e)(f)(k)	5,382	5,417
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(f)(k)	17,727	17,820
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (e)(f)(k)	25,587	25,820
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(f)(k)	13,169	13,246
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (e)(f)(k)	27,280	27,255
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(f)(k)	5,165	5,191
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (e)(f)(k)	11,163	11,196
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (e)(f)(k)	24,860	24,957
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (e)(f)(k)	4,122	4,130
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (e)(f)(k)	9,148	9,119
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (e)(f)(k)	23,239	23,074
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (e)(f)(k)	11,648	11,585
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (f)(g)(k)	18,226	18,079
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (f)(g)(k)	15,894	15,872
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (f)(g)(k)	6,265	6,377
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (f)(g)(k)	6,415	5,652
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (e)(f)(k)	2,222	2,229
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(k)	4,871	4,862
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (f)(k)	6,905	6,813
Progress Residential Trust, Series 2022-SFR1, Class A, 2.709% 2/17/2041 (f)(k)	2,467	2,332
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (f)(k)	17,030	16,375
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (f)(k)	15,290	14,635
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (f)(g)(k)	6,434	6,068
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (f)(g)(k)	3,969	3,775
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (f)(k)	6,970	6,617
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/17/2041 (f)(k)	8,453	7,997
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (f)(k)	12,534	11,812
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (f)(k)	9,073	8,555
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(k)	15,589	14,697
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (f)(k)	3,720	3,572
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (f)(k)	12,912	12,471
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (e)(f)(k)	1,616	1,564
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (f)(g)(k)	11,191	11,230
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (f)(g)(k)	22,518	22,547
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (f)(g)(k)	1,377	1,379

The Bond Fund of America	74

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 4.603% 7/25/2037 (g)(k)	USD6,703	$5,241
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.211% 3/25/2054 (f)(g)(k)	1,062	1,054
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.298% 2/25/2055 (f)(g)(k)	4,000	3,947
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.962% 5/25/2055 (f)(g)(k)	11,563	11,434
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (f)(g)(k)	2,074	2,060
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (f)(g)(k)	1,237	1,234
Towd Point Mortgage Trust, Series 2016-3, Class B4, 4.074% 4/25/2056 (f)(g)(k)	4,497	4,055
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.074% 4/25/2056 (f)(g)(k)	3,460	3,413
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (f)(g)(k)	2,576	2,494
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (f)(g)(k)	169	167
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (f)(g)(k)	2,046	1,949
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (f)(g)(k)	223	221
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (f)(g)(k)	5,500	5,301
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058 (f)(g)(k)	10,000	9,841
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(g)(k)	1,427	1,421
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 3/25/2058 (f)(g)(k)	10,000	9,763
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (f)(g)(k)	43	43
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (f)(g)(k)	4,475	4,329
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058 (f)(g)(k)	3,615	3,283
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (f)(g)(k)	3,000	2,535
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (f)(g)(k)	3,090	2,810
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(k)	13,682	12,458
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.625% 11/25/2060 (f)(g)(k)	11,896	11,551
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(k)	1,357	1,292
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (f)(g)(k)	9,203	9,208
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 4.972% 7/25/2065 (f)(g)(k)	2,981	2,966
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (f)(h)(i)	8,591	8,161
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (f)(k)	19,834	19,668
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(k)	3,422	3,397
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (f)(k)	7,963	7,883
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (f)(k)	1,536	1,516
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (f)(k)	7,245	7,147
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (f)(k)	6,425	6,351
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (f)(k)	2,116	2,078
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (f)(k)	20,689	20,387
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (f)(k)	10,438	10,270
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (f)(k)	28,305	27,660
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (f)(k)	2,497	2,461
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (e)(f)(k)	15,408	15,396
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (e)(f)(k)	5,954	5,882
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (f)(g)(k)	724	725
Verus Securitization Trust, Series 2023-6, Class A1, 6.665% 9/25/2068 (7.665% on 9/1/2027) (e)(f)(k)	1,679	1,681
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (e)(f)(k)	850	853
Verus Securitization Trust, Series 2023-8, Class M1, 7.454% 12/25/2068 (f)(g)(k)	1,700	1,712
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (e)(f)(k)	6,728	6,749
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (e)(f)(k)	20,947	21,070
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (e)(f)(k)	5,934	5,983
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(f)(k)	27,304	27,462
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (e)(f)(k)	2,277	2,291
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (e)(f)(k)	2,943	2,966
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (e)(f)(k)	12,385	12,431
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (e)(f)(k)	2,843	2,853
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (e)(f)(k)	14,052	14,053
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (f)(g)(k)	16,026	15,985
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(g)(k)	8,743	8,730
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (f)(g)(k)	22,035	22,043
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (e)(f)(k)	4,526	4,526
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (f)(g)(k)	10,245	10,264
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (f)(g)(k)	7,091	7,114
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (e)(f)(k)	7,208	7,245
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (e)(f)(k)	1,842	1,848
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (e)(f)(k)	5,017	5,029
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (e)(f)(k)	2,553	2,543

75	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (e)(f)(k)	USD18,883	$18,733
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (f)(g)(k)	20,153	19,889
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (f)(g)(k)	17,685	17,576
		1,950,234
Total mortgage-backed obligations		23,967,545
Asset-backed obligations 7.03%
Auto loan 3.10%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (k)	15,257	15,227
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (k)	11,675	11,587
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (f)(k)	627	627
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (f)(k)	1,724	1,725
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (f)(k)	4,636	4,640
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(k)	6,253	6,263
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (f)(k)	4,808	4,803
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (f)(k)	1,443	1,445
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (f)(k)	6,521	6,494
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (f)(k)	7,190	7,221
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (f)(k)	17,292	17,586
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32% 5/8/2030 (f)(k)	4,901	4,899
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (f)(k)	5,330	5,376
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(k)	20,680	20,781
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (f)(k)	15,643	15,851
American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.50% 10/8/2030 (f)(k)	3,185	3,173
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (f)(k)	5,999	6,000
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 4/14/2031 (f)(k)	7,035	7,064
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(k)	4,444	4,449
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (f)(k)	17,745	17,872
American Credit Acceptance Receivables Trust, Series 2026-2, Class C, 4.85% 5/10/2032 (f)(k)	4,920	4,902
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (k)	10,000	10,027
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (k)	2,835	2,844
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (k)	579	581
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (f)(k)	969	971
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (f)(k)	2,330	2,332
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (f)(k)	1,537	1,536
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (f)(k)	371	372
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(k)	13,227	13,193
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (f)(k)	2,863	2,856
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (f)(k)	404	403
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (f)(k)	1,667	1,664
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(k)	49,213	49,602
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (f)(k)	15,000	15,042
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (f)(k)	2,900	2,938
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (f)(k)	2,885	2,887
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class B, 5.24% 8/20/2029 (f)(k)	335	336
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(k)	45,430	46,482
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (f)(k)	9,925	10,223
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (f)(k)	18,192	18,491
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (f)(k)	3,347	3,413
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (f)(k)	14,619	14,428
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (f)(k)	19,000	19,261
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (f)(k)	3,970	4,016
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (f)(k)	1,751	1,767
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (f)(k)	2,302	2,272
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class B, 5.00% 8/20/2032 (f)(k)	1,999	1,970
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class C, 5.44% 8/20/2032 (f)(k)	1,809	1,794
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (k)	1,786	1,786
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (k)	4,895	4,898
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (k)	1,656	1,658
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (k)	2,108	2,110
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (k)	8,757	8,777
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (k)	5,230	5,255
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (k)	11,367	11,401
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (k)	17,181	17,205
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (k)	6,201	6,270

The Bond Fund of America	76

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (k)	USD1,570	$1,564
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27% 1/15/2030 (k)	4,235	4,228
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (k)	16,137	16,294
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (k)	4,138	4,145
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (k)	14,576	14,599
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class D, 5.23% 8/15/2030 (k)	23,675	23,703
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (k)	5,563	5,588
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (k)	5,372	5,442
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C, 4.81% 5/15/2031 (k)	3,000	2,999
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (k)	824	822
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (k)	4,615	4,585
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (k)	5,010	4,994
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class C, 4.88% 2/17/2032 (k)	3,545	3,532
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (k)	175	176
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (k)	15,778	15,981
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (k)	22,283	22,647
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (f)(k)	372	373
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (k)	205	201
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (k)	1,039	1,025
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (f)(k)	1,180	1,181
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (f)(k)	917	921
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (k)	2,074	2,084
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (f)(k)	2,000	2,000
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(k)	6,639	6,666
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (f)(k)	452	453
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (f)(k)	3,597	3,619
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (f)(k)	1,298	1,301
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(k)	1,088	1,090
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (f)(k)	2,021	2,023
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (f)(k)	1,638	1,646
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (f)(k)	3,489	3,565
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (f)(k)	6,064	6,086
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (f)(k)	982	994
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (f)(k)	7,987	8,044
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (f)(k)	11,898	12,104
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (f)(k)	1,349	1,351
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (f)(k)	5,930	5,934
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (f)(k)	2,572	2,577
CPS Auto Trust, Series 2026-B, Class A, 4.35% 2/15/2030 (f)(k)	2,909	2,908
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (f)(k)	3,841	3,832
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (f)(k)	5,257	5,278
CPS Auto Trust, Series 2025-D, Class C, 4.85% 2/17/2032 (f)(k)	1,423	1,420
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (f)(k)	3,000	3,011
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (f)(k)	1,348	1,352
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (f)(k)	13,718	13,658
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (f)(k)	4,539	4,510
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (f)(k)	876	875
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (f)(k)	6,593	6,564
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (f)(k)	528	524
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (k)	2,162	2,163
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (k)	2,692	2,698
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (k)	13,119	13,252
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (k)	13,117	13,098
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (k)	8,108	8,037
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (k)	476	477
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (k)	12,789	12,829
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (k)	2,068	2,075
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (k)	6,403	6,431
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (f)(k)	3,454	3,471
DriveTime Auto Owner Trust, Series 2022-2A, Class E, 6.45% 5/15/2029 (f)(k)	8,215	8,246
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (f)(k)	6,061	6,183
DriveTime Auto Owner Trust, Series 2023-1A, Class E, 10.39% 1/15/2030 (f)(k)	11,520	11,993
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(k)	875	876
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (f)(k)	3,942	3,948
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (f)(k)	2,629	2,630
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (f)(k)	2,675	2,685

77	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (f)(k)	USD5,702	$5,752
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (f)(k)	7,180	7,311
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (k)	1,434	1,434
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (k)	49	49
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (k)	2,929	2,930
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (k)	866	866
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (k)	2,896	2,895
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (k)	1,725	1,748
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (k)	3,972	3,975
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (k)	2,883	2,918
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (k)	9,844	9,889
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (k)	1,977	1,995
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (k)	647	649
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (k)	9,039	9,095
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (k)	23,206	23,268
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (k)	6,376	6,377
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (k)	6,660	6,673
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (k)	15,775	15,799
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (k)	7,458	7,482
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (k)	15,959	16,166
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (k)	3,664	3,650
Exeter Automobile Receivables Trust, Series 2026-2A, Class A3, 4.45% 5/15/2030 (k)	676	676
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (k)	10,080	10,123
Exeter Automobile Receivables Trust, Series 2024-1A, Class D, 5.84% 6/17/2030 (k)	21,364	21,600
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (k)	6,753	6,727
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (k)	5,660	5,669
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (k)	9,158	9,221
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (k)	11,864	12,078
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (k)	4,559	4,513
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (k)	16,141	16,349
Exeter Automobile Receivables Trust, Series 2026-2A, Class B, 4.66% 1/15/2031 (k)	647	645
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (f)(k)	1,150	1,237
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (k)	21,836	21,895
Exeter Automobile Receivables Trust, Series 2026-3A, Class B, 4.70% 3/17/2031 (k)	6,210	6,204
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (k)	18,932	19,062
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (k)	19,284	19,446
Exeter Automobile Receivables Trust, Series 2025-2A, Class C, 5.16% 7/15/2031 (k)	9,000	9,058
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031 (k)	9,000	9,147
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (k)	5,905	5,931
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (k)	7,153	7,206
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (k)	4,740	4,730
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (k)	12,003	11,934
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (k)	1,994	1,986
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (k)	483	483
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (k)	10,635	10,626
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (k)	2,780	2,778
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (k)	9,672	9,695
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (k)	4,513	4,562
FCCU Auto Receivables Trust, Series 2026-1A, Class A2, 3.98% 10/15/2029 (f)(k)	1,276	1,272
FCCU Auto Receivables Trust, Series 2026-1A, Class A4, 4.32% 3/15/2032 (f)(k)	1,533	1,506
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (f)(k)	500	502
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (f)(k)	2,387	2,381
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (f)(k)	4,054	4,021
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(k)	85,137	86,588
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (e)(f)(k)	52,978	52,452
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(k)	38,805	38,806
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (k)	1,039	1,043
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (k)	22,343	22,156
Ford Credit Floorplan Master Owner Trust, Series 2026-1, Class A, 4.42% 5/15/2031 (k)	6,310	6,302
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (f)(k)	17,724	17,792
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (f)(k)	833	834
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (f)(k)	553	553
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (f)(k)	3,133	3,138
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (f)(k)	5,050	5,064
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (f)(k)	5,176	5,185
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (f)(k)	7,280	7,295

The Bond Fund of America	78

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (f)(k)	USD3,425	$3,428
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (f)(k)	13,474	13,464
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (f)(k)	7,548	7,567
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (f)(k)	2,075	2,082
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (f)(k)	3,589	3,643
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (f)(k)	7,220	7,245
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (f)(k)	21,213	21,308
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (f)(k)	7,461	7,440
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (f)(k)	3,514	3,535
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (f)(k)	9,610	9,726
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (f)(k)	8,712	8,711
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (f)(k)	14,916	15,064
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (f)(k)	11,189	11,177
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (f)(k)	13,825	13,884
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (f)(k)	15,909	16,053
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (f)(k)	13,873	13,757
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (f)(k)	9,109	9,178
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (f)(k)	1,170	1,218
GLS Auto Receivables Trust, Series 2025-3A, Class D, 5.16% 6/16/2031 (f)(k)	9,720	9,674
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (f)(k)	6,330	6,302
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (f)(k)	6,412	6,370
GLS Auto Receivables Trust, Series 2026-2A, Class D, 5.38% 1/15/2032 (f)(k)	2,653	2,653
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(k)	3,241	3,241
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (f)(k)	1,967	1,975
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(k)	5,336	5,348
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (f)(k)	3,297	3,316
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (f)(k)	3,222	3,220
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (f)(k)	1,395	1,394
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (f)(k)	3,339	3,326
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (f)(k)	8,997	8,975
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (f)(k)	1,046	1,054
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (f)(k)	3,344	3,341
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (f)(k)	2,092	2,097
GLS Auto Select Receivables Trust, Series 2026-2A, Class B, 4.79% 6/15/2032 (f)(k)	2,000	1,994
GLS Auto Select Receivables Trust, Series 2026-2A, Class C, 5.21% 6/15/2032 (f)(k)	3,515	3,524
GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029 (k)	15,575	15,591
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (f)(k)	35,338	35,728
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(k)	42,166	43,018
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (f)(k)	16,942	16,946
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class B, 4.44% 4/16/2032 (k)	1,200	1,191
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class C, 4.64% 11/16/2033 (k)	1,995	1,982
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (f)(k)	9,679	9,736
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(k)	11,170	10,969
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (f)(k)	8,361	8,257
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (f)(k)	4,700	4,762
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class A, 5.09% 11/25/2030 (f)(k)	9,438	9,460
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class B, 5.67% 11/25/2030 (f)(k)	3,054	3,065
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class C, 6.45% 11/25/2030 (f)(k)	2,597	2,605
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class A, 5.40% 11/25/2032 (f)(k)	2,355	2,369
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class B, 6.08% 11/25/2032 (f)(k)	6,543	6,580
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class C, 6.76% 11/25/2032 (f)(k)	2,034	2,045
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(k)	118,941	118,050
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(k)	6,275	6,229
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(k)	3,138	3,116
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (f)(k)	36,391	36,617
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(k)	17,272	17,440
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (f)(k)	6,869	6,949
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (f)(k)	4,154	4,207
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (f)(k)	2,344	2,407
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(k)	10,908	10,917
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (f)(k)	3,341	3,345
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (f)(k)	3,713	3,714
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (f)(k)	18,863	18,924
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (f)(k)	7,479	7,496
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (f)(k)	13,140	13,160
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(k)	8,946	8,865

79	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (f)(k)	USD1,644	$1,623
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (f)(k)	4,312	4,322
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (f)(k)	23,867	24,110
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (f)(k)	4,223	4,253
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (f)(k)	949	952
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (f)(k)	16,582	16,452
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (f)(k)	2,335	2,276
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (f)(k)	6,124	6,152
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (f)(k)	22,037	22,051
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (f)(k)	16,135	15,986
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(k)	38,396	37,965
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (f)(k)	3,352	3,357
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (f)(k)	922	924
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (f)(k)	735	737
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (f)(k)	6,151	6,164
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (f)(k)	5,058	5,098
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (f)(k)	1,598	1,606
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(k)	4,888	4,893
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (f)(k)	1,932	1,955
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (f)(k)	2,671	2,687
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(k)	2,791	2,799
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (f)(k)	4,854	4,861
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (f)(k)	3,670	3,675
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (f)(k)	2,093	2,102
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (f)(k)	791	793
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (f)(k)	3,430	3,482
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (f)(k)	895	902
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (f)(k)	1,190	1,212
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (f)(k)	614	626
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (f)(k)	1,864	1,861
LAD Auto Receivables Trust, Series 2025-2A, Class C, 4.70% 8/16/2032 (f)(k)	4,737	4,715
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (f)(k)	3,285	3,262
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (f)(k)	2,847	2,850
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (k)	3,970	3,985
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (k)	1,070	1,075
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.49% 12/14/2033 (f)(k)	13,160	13,046
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (f)(k)	6,292	6,255
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (f)(k)	2,273	2,251
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (f)(k)	847	835
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (f)(k)	3,659	3,663
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (f)(k)	5,184	5,191
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (f)(k)	4,938	4,939
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (f)(k)	3,177	3,178
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (f)(k)	2,692	2,699
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (f)(k)	5,777	5,810
Research-Driven Pagaya Motor Asset Trust, Series 2026-3A, Class A2, 4.853% 3/26/2035 (f)(k)	2,520	2,517
Research-Driven Pagaya Motor Asset Trust I, Series 2026-3A, Class B, 6.761% 3/26/2035 (f)(k)	2,000	2,009
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (f)(k)	8,010	8,025
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (f)(k)	4,561	4,561
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (f)(k)	12,388	12,338
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (f)(k)	8,134	8,057
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (f)(k)	9,527	9,509
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class B, 6.211% 7/25/2034 (f)(k)	2,000	1,997
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (f)(k)	2,407	2,403
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class A3, 4.864% 1/25/2035 (f)(k)	3,925	3,905
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (f)(k)	6,594	6,524
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class C, 5.689% 1/25/2035 (f)(k)	6,594	6,483
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class A4, 5.62% 2/26/2035 (f)(k)	12,892	12,881
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class B, 5.817% 2/26/2035 (f)(k)	9,700	9,611
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (k)	287	287
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (k)	5,932	5,936
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (k)	1,158	1,160
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (k)	3,252	3,268
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74% 1/16/2029 (k)	12,184	12,199
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (k)	11,344	11,357
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (k)	962	963

The Bond Fund of America	80

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (k)	USD2,173	$2,170
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (k)	15,172	15,248
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (k)	30,199	30,236
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (k)	10,970	11,008
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (k)	8,732	8,777
Santander Drive Auto Receivables Trust, Series 2022-4, Class C, 5.00% 11/15/2029 (k)	3,605	3,612
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (k)	2,142	2,155
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (k)	9,610	9,597
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (k)	15,291	15,348
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (k)	2,456	2,465
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (k)	5,960	6,016
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (k)	11,804	11,838
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (k)	1,833	1,856
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (k)	18,627	18,705
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (k)	3,988	3,965
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (k)	924	920
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (k)	24,209	24,292
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(k)	1,375	1,377
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (f)(k)	1,562	1,563
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (f)(k)	618	621
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (f)(k)	330	331
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (f)(k)	2,376	2,388
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (f)(k)	1,243	1,249
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (f)(k)	1,502	1,508
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (f)(k)	5,937	5,898
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (f)(k)	940	934
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (f)(k)	1,477	1,470
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (f)(k)	2,244	2,270
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(k)	8,403	8,416
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (f)(k)	1,400	1,402
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (f)(k)	3,578	3,632
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A4, 4.58% 5/20/2031 (f)(k)	3,000	3,004
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (f)(k)	2,769	2,776
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (f)(k)	6,645	6,665
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (f)(k)	1,422	1,420
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (f)(k)	7,375	7,375
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (f)(k)	39,268	39,608
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (f)(h)(i)(k)	13,120	7,610
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(k)	18,927	18,868
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (f)(k)	30,875	30,919
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (f)(k)	8,244	8,250
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (f)(k)	5,684	5,687
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (f)(k)	550	551
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (f)(k)	3,075	3,102
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (f)(k)	8,343	8,336
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (f)(k)	4,486	4,489
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (f)(k)	609	609
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(k)	142	142
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(k)	663	664
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(k)	8,345	8,355
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (f)(k)	7,121	7,136
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (f)(k)	387	388
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(k)	5,424	5,431
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (f)(k)	11,119	11,160
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (f)(k)	4,024	4,065
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (f)(k)	4,973	4,998
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (f)(k)	8,740	8,850
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (f)(k)	10,694	10,683
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (f)(k)	6,093	6,069
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (f)(k)	19,116	19,423
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (f)(k)	20,412	20,498
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (f)(k)	7,827	7,852
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (f)(k)	20,300	20,468
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (f)(k)	33,558	33,710
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (f)(k)	7,064	7,159
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (f)(k)	4,328	4,348

81	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(k)	USD1,754	$1,767
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (f)(k)	1,139	1,150
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (f)(k)	9,014	9,029
Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85% 1/15/2031 (f)(k)	1,297	1,299
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (f)(k)	8,952	8,892
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (f)(k)	10,000	10,008
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (f)(k)	5,991	5,974
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (f)(k)	5,793	5,776
Westlake Automobile Receivables Trust, Series 2026-2A, Class B, 4.53% 3/15/2032 (f)(k)	6,751	6,730
Westlake Automobile Receivables Trust, Series 2026-2A, Class C, 4.89% 3/15/2032 (f)(k)	4,395	4,385
Westlake Automobile Receivables Trust, Series 2026-2A, Class D, 5.25% 3/15/2032 (f)(k)	6,561	6,559
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (f)(k)	10,988	11,067
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (f)(k)	20,917	21,011
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(k)	17,919	18,002
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (k)	633	635
World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.43% 12/17/2029 (k)	13,378	13,398
		3,127,260

Other asset-backed securities 2.94%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (f)(k)	1,298	1,303
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (f)(k)	904	909
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (f)(k)	510	512
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (f)(k)	313	313
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (f)(k)	2,290	2,291
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (f)(k)	4,116	4,120
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(k)	3,500	3,504
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (f)(k)	186	187
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (f)(k)	212	212
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (f)(k)	164	164
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (f)(k)	18,767	18,810
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (f)(k)	24,383	24,261
Affirm Master Trust, Series 2026-1A, Class B, 4.57% 2/15/2034 (f)(k)	2,957	2,937
Affirm Master Trust, Series 2026-1A, Class C, 4.72% 2/15/2034 (f)(k)	4,654	4,622
Affirm Master Trust, Series 2026-1A, Class D, 4.91% 2/15/2034 (f)(k)	4,020	3,989
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(k)	10,934	10,856
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (f)(k)	2,380	2,363
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (f)(k)	9,581	9,504
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (f)(k)	38,616	38,512
Affirm Master Trust, Series 2026-2A, Class B, 5.07% 4/16/2035 (f)(k)	3,585	3,570
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (f)(k)	63,365	63,665
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class B, 6.688% 6/15/2056 (f)(k)	8,370	8,406
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (f)(k)	21,776	22,042
ALLO Issuer, LLC, Series 2026-1A, Class B, 6.046% 6/20/2056 (f)(k)	1,723	1,742
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (f)(k)	65,930	65,385
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(k)	17,176	17,070
Ansley Park Capital, LLC, Series 2025-A, Class B, 4.60% 4/20/2035 (f)(k)	1,725	1,699
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (f)(k)	287	282
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(k)	11,663	11,586
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(k)	49,303	48,565
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(k)	44,075	43,705
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (f)(k)	13,220	13,283
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (f)(k)	11,494	11,599
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (f)(k)	1,197	1,212
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (f)(k)	538	540
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (f)(k)	6,091	6,136
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(k)	27	27
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (f)(k)	914	903
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (f)(k)	146	146
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (f)(k)	2,180	2,023
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (f)(k)	13,704	13,008
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (f)(k)	1,741	1,667
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(k)	2,136	2,139
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (f)(k)	1,639	1,649

The Bond Fund of America	82

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (f)(k)	USD522	$528
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (f)(k)	14,040	14,064
Business Jet Securities, LLC, Series 2026-1A, Class A, 5.464% 6/15/2041 (f)(k)	21,905	21,990
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(k)	1,620	1,554
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(k)	14,465	14,626
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (f)(k)	7,418	7,391
Capteris Equipment Finance, Series 2026-1A, Class B, 4.95% 9/20/2033 (f)(k)	1,452	1,439
Capteris Equipment Finance, Series 2026-1A, Class C, 5.18% 9/20/2033 (f)(k)	1,452	1,440
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(k)	73,983	69,749
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (f)(k)	12,014	11,330
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (f)(k)	3,223	3,148
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(k)	27,937	28,054
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (f)(k)	12,816	12,844
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (f)(k)	48,405	47,786
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (f)(k)	59,618	59,163
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032 (f)(k)	226	228
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (f)(k)	900	901
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (f)(k)	23,020	22,976
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(k)	87,199	72,749
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(k)	15,128	12,489
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (f)(k)	12,880	7,934
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (f)(k)	989	623
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(k)	87,095	69,226
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (f)(k)	5,694	3,374
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(k)	96,483	96,829
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (f)(k)	42,346	42,494
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (f)(k)	6,287	6,314
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(k)	2,612	2,616
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (f)(k)	2,324	2,325
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (f)(k)	16,404	16,374
Clarus Capital Funding, LLC, Series 2026-1A, Class B, 5.01% 11/20/2034 (f)(k)	1,040	1,035
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (f)(k)	2,468	2,430
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (f)(k)	276	259
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(k)	4,349	4,081
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(k)	2,723	2,554
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (f)(k)	525	494
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(k)	4,429	4,149
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(k)	5,916	5,473
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (f)(k)	636	587
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029 (k)	1,023	1,026
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (k)	3,964	3,993
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (k)	1,680	1,680
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (f)(k)	1,347	1,347
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (f)(k)	8,790	8,700
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (f)(k)	21,068	21,264
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (f)(k)	3,502	3,524
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 3.92% 7/15/2035 (g)(k)	311	301
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.88% 1/15/2037 (g)(k)	647	626
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 3.89% 2/15/2037 (g)(k)	852	814
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (k)	354	356
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (k)	3,048	3,078
DataBank Issuer, LLC, Series 2026-1A, Class A2, 5.811% 2/25/2056 (f)(k)	6,294	6,296
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (f)(k)	7,522	7,532
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (f)(k)	1,083	1,087
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(k)	2,831	2,828
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (f)(k)	678	679
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (f)(k)	20,109	20,180
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (f)(k)	4,676	4,655
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (f)(k)	552	553
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (f)(k)	22,017	22,230
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (f)(k)	3,145	3,142
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (f)(k)	2,412	2,461
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (f)(k)	1,826	1,822

83	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (f)(k)	USD4,920	$4,958
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(k)	565	529
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(k)	34,884	34,986
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (f)(k)	4,696	4,721
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(k)	16,091	15,984
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (f)(k)	17,738	17,746
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class B, 6.417% 6/15/2051 (f)(k)	1,627	1,628
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(k)	846	801
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(k)	430	407
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(k)	6,732	6,221
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (f)(k)	153	138
GGAM Master Trust International, Ltd., Series 2026-1A, Class A, 5.861% 9/30/2060 (f)(k)	9,090	9,101
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(k)	17,195	17,119
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(k)	39,238	39,247
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(k)	3,863	3,770
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(k)	2,538	2,438
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (f)(k)	572	552
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(k)	5,102	4,904
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(k)	34,214	31,886
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(k)	24,625	23,102
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(k)	1,729	1,606
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (f)(k)	145	145
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (f)(k)	2,039	2,041
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (f)(k)	7,545	7,593
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (f)(k)	2,407	2,410
GreatAmerica Leasing Receivables Funding, LLC, Series 2022-1, Class A4, 5.35% 7/16/2029 (f)(k)	7,753	7,772
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (f)(k)	3,825	3,848
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (f)(k)	10,419	10,514
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (f)(k)	1,420	1,408
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A4, 4.96% 5/16/2033 (f)(k)	515	520
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 3.94% 9/15/2041 (f)(g)(k)	113	112
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(k)	22,786	22,617
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (f)(k)	2,717	2,728
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (f)(k)	3,407	3,416
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (f)(k)	1,322	1,324
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (f)(k)	8,535	8,499
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (f)(k)	2,448	2,425
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (f)(k)	4,234	4,186
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (k)	4,943	4,976
Kapitus Asset Securitization, LLC, Series 2026-1A, Class A, 5.36% 5/10/2033 (f)(k)	4,298	4,287
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (f)(k)	48,595	49,184
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (f)(k)	2,285	2,316
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (f)(k)	25,070	24,958
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (f)(k)	12,236	12,248
M&T Equipment Notes, Series 2025-1A, Class A3, 4.78% 9/17/2029 (f)(k)	3,000	3,012
M&T Equipment Notes, Series 2023-1, Class A3, 5.74% 7/15/2030 (f)(k)	457	458
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (f)(k)	1,884	1,891
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (f)(k)	28,340	28,359
MAPS Trust, Series 2026-2A, Class B, 6.352% 6/15/2051 (f)(k)	505	505
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (f)(k)	1,406	1,409
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (f)(k)	8,648	8,689
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (f)(k)	32,940	32,487
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027 (f)(k)	122	122
MMAF Equipment Finance, LLC, Series 2026-A, Class A2, 3.89% 4/13/2029 (f)(k)	11,000	10,954
MMAF Equipment Finance, LLC, Series 2026-A, Class A3, 4.08% 7/13/2033 (f)(k)	8,750	8,657
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(k)	686	687
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(k)	15,381	14,591
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(k)	357,770	295,742
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (f)(k)	5,195	3,180
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(k)	4,928	4,944
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (f)(k)	5,630	5,636
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(k)	6,441	6,448
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (f)(k)	1,589	1,589
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (f)(k)	2,518	2,509
NMEF Funding, LLC, Series 2026-A, Class A3, 4.20% 2/15/2034 (f)(k)	673	667

The Bond Fund of America	84

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (f)(k)	USD1,870	$1,870
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (f)(k)	2,733	2,668
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(k)	11,946	12,019
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (f)(k)	2,366	2,391
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (f)(k)	12,728	12,720
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (f)(k)	3,931	3,931
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (f)(k)	146	147
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (f)(k)	17,015	16,950
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (f)(k)	5,040	5,025
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (f)(k)	1,659	1,647
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (f)(k)	2,414	2,395
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (f)(k)	1,015	1,000
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (f)(k)	7,580	7,562
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (f)(k)	8,672	8,651
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (f)(k)	2,681	2,673
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (f)(k)	6,118	6,080
Pagaya AI Debt Selection Trust, Series 2026-1, Class C, 5.507% 9/15/2033 (f)(k)	5,217	5,183
Pagaya AI Debt Selection Trust, Series 2026-1, Class D, 5.744% 9/15/2033 (f)(k)	4,117	4,095
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (f)(k)	19,397	19,314
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (f)(k)	12,400	12,340
Pagaya AI Debt Selection Trust, Series 2026-R1, Class C, 5.409% 12/15/2033 (f)(k)	6,789	6,745
Pagaya AI Debt Selection Trust, Series 2026-R1, Class D, 5.75% 12/15/2033 (f)(k)	5,230	5,176
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (f)(k)	853	854
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(k)	4,873	4,893
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(k)	4,294	4,285
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(k)	2,821	2,828
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (f)(k)	1,000	1,013
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (f)(k)	2,728	2,771
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (f)(k)	5,839	5,844
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (f)(k)	2,847	2,852
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (f)(k)	1,360	1,350
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (f)(k)	11,858	11,953
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (k)	10,419	10,451
PK ALIFT Loan Funding, Series 2024-2, Class B, 5.142% 10/15/2039 (f)(k)	5,611	5,582
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(k)	10,086	10,016
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(k)	12,729	12,551
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.325% 9/15/2039 (f)(g)(k)	2,352	2,379
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(k)	8,103	8,210
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(k)	15,911	15,898
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (f)(k)	469	470
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (f)(k)	2,409	2,419
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (f)(k)	725	729
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (f)(k)	1,725	1,734
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (f)(k)	9,090	9,137
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(k)	137	137
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (f)(k)	795	795
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (f)(k)	1,634	1,624
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (f)(k)	4,579	4,522
Reach Financial, LLC, Series 2026-2A, Class C, 5.35% 2/15/2035 (f)(k)	4,695	4,692
Reach Financial, LLC, Series 2026-2A, Class D, 5.67% 2/15/2035 (f)(k)	1,615	1,615
Sabey Data Center Issuer, LLC, Series 2026-1, Class A2, 5.482% 1/20/2051 (f)(k)	6,185	6,137
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (f)(k)	1,305	1,319
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (f)(k)	4,000	4,058
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (f)(k)	1,625	1,648
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (f)(k)	1,190	1,190
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (f)(k)	1,526	1,540
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (f)(k)	4,119	4,185
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (f)(k)	2,361	2,382
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (f)(k)	1,386	1,399
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (f)(k)	269	264
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (f)(k)	12,296	11,693
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (f)(k)	2,264	2,169
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (f)(k)	20,393	20,230
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (f)(k)	63,762	63,731
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(k)	12,370	11,756

85	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(k)	USD3,296	$3,232
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(k)	193	193
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(k)	1,647	1,617
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(k)	2,265	2,217
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(k)	4,043	3,975
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(k)	2,387	2,341
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (f)(k)	8,054	7,802
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (f)(k)	44,017	44,222
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (f)(k)	50,419	50,757
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(k)	2,943	2,875
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (k)	26,177	26,196
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (k)	8,800	8,848
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (k)	25,857	25,876
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (k)	16,833	16,674
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(k)	11,570	11,099
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (f)(k)	7,059	6,825
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (f)(k)	2,464	2,426
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(k)	12,895	12,143
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (f)(k)	5,665	5,438
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(k)	1,508	1,420
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(k)	22,214	20,930
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(k)	20,432	20,326
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (f)(k)	996	967
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (f)(k)	4,337	3,941
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (f)(k)	584	578
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (f)(k)	12,369	11,951
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(k)	10,274	9,669
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(k)	8,771	8,097
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (f)(k)	639	590
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (f)(k)	4,076	4,078
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(k)	13,479	13,430
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (f)(k)	27,521	27,598
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (f)(k)	2,941	2,936
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (f)(k)	1,240	1,231
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (f)(k)	1,331	1,316
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (f)(k)	12,937	12,925
Upstart Securitization Trust, Series 2026-1, Class A2, 4.30% 3/20/2036 (f)(k)	1,866	1,860
Upstart Securitization Trust, Series 2026-1, Class B, 4.98% 3/20/2036 (f)(k)	4,684	4,660
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (f)(k)	3,141	3,136
Upstart Securitization Trust, Series 2026-2, Class B, 5.08% 5/20/2036 (f)(k)	6,855	6,834
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(k)	4,949	4,960
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(k)	2,139	2,166
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (f)(k)	2,400	2,435
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (f)(k)	205	209
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (f)(k)	1,873	1,882
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (k)	15,658	15,510
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (f)(k)	15,536	15,687
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (f)(k)	2,294	2,296
VFI ABS, LLC, Series 2025-1A, Class B, 4.97% 12/24/2030 (f)(k)	1,286	1,279
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(k)	4,761	4,764
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 4.29% 10/16/2028 (f)(k)	2,414	2,414
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(k)	1,721	1,726
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (f)(k)	721	724
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(k)	1,315	1,313
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (f)(k)	701	696
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (f)(k)	107	106
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (f)(k)	320	318
Zayo Issuer, LLC, Series 2026-1A, Class A2, 5.546% 4/20/2056 (f)(k)	5,957	5,975
		2,962,695

The Bond Fund of America	86

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations 0.79%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (f)(g)(k)	USD3,199	$3,198
ABPCI Direct Lending Fund CLO VI, Ltd., Series 2019-6A, Class A1RR, (3-month USD CME Term SOFR + 1.40%) 5.067% 1/27/2037 (f)(g)(k)	2,750	2,742
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (f)(g)(k)	4,681	4,683
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.525% 10/20/2034 (f)(g)(k)	1,842	1,847
Apidos CLO XXXII, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 1/20/2033 (f)(g)(k)	14,897	14,919
Ares LIII CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.467% 10/24/2036 (f)(g)(k)	5,011	5,007
Ares LIII CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.117% 10/24/2036 (f)(g)(k)	2,715	2,717
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (f)(g)(k)	4,710	4,708
Ares LXII CLO, Ltd., Series 2021-62A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.167% 1/25/2034 (f)(g)(k)	3,000	3,002
Ares LXII CLO, Ltd., Series 2021-62A, Class CR, (3-month USD CME Term SOFR + 1.90%) 5.567% 1/25/2034 (f)(g)(k)	6,000	6,012
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 5.52% 10/28/2034 (f)(g)(k)	4,174	4,157
Atlas Senior Loan Fund XVI, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.575% 1/20/2034 (f)(g)(k)	4,852	4,809
Atlas Static Senior Loan Fund I, Ltd., CLO, Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 8.673% 7/15/2030 (f)(g)(k)	2,000	2,008
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (f)(g)(k)	11,817	11,804
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (f)(g)(k)	18,764	18,778
Barings CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.743% 7/15/2034 (f)(g)(k)	23,348	23,355
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 5.487% 7/20/2033 (f)(g)(k)	700	701
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.03%) 4.705% 4/20/2034 (f)(g)(k)	3,837	3,838
Battalion CLO XII, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 4.849% 5/17/2031 (f)(g)(k)	14,994	14,995
BCC Middle Market CLO, LLC, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.022% 10/21/2035 (f)(g)(k)	8,581	8,550
BlackRock DLF X CLO, LP, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 4.911% 11/21/2033 (f)(g)(k)	16,506	16,520
BlackRock Elbert CLO V, LLC, Series 5A, Class AR, (3-month USD CME Term SOFR + 1.85%) 5.514% 6/15/2034 (f)(g)(k)	2,273	2,279
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 4/19/2034 (f)(g)(k)	17,239	17,257
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.525% 4/19/2034 (f)(g)(k)	5,917	5,838
BlueMountain CLO, Ltd., Series 2021-31A, Class D, (3-month USD CME Term SOFR + 3.262%) 6.937% 4/19/2034 (f)(g)(k)	1,885	1,872
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (f)(g)(k)	25,050	25,065
Canyon Capital CLO, Ltd., Series 2021-1A, Class BR, (3-month USD CME Term SOFR + 1.55%) 5.223% 4/15/2034 (f)(g)(k)	3,000	3,002
Canyon Capital CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.423% 4/15/2034 (f)(g)(k)	3,500	3,500
Canyon Capital CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.573% 4/15/2034 (f)(g)(k)	3,000	2,948
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.285% 4/15/2034 (f)(g)(k)	577	575
Cedar Funding IV CLO, Ltd., Series 2014-4A, Class DR3, (3-month USD CME Term SOFR + 3.30%) 6.966% 1/23/2038 (f)(g)(k)	3,865	3,814
Cedar Funding VI CLO, Ltd., Series 2016-6A, Class BR3, (3-month USD CME Term SOFR + 1.55%) 5.225% 4/20/2034 (f)(g)(k)	3,000	3,002
Cedar Funding VI CLO, Ltd., Series 2016-6A, Class CR3, (3-month USD CME Term SOFR + 1.80%) 5.475% 4/20/2034 (f)(g)(k)	5,000	5,013
Cerberus Loan Funding 53, LLC, CLO, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.153% 1/15/2038 (f)(g)(k)	6,000	6,004
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.322% 1/21/2037 (f)(g)(k)	4,250	4,266

87	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Crown City CLO, Series 2022-4A, Class BR2, (3-month USD CME Term SOFR + 1.95%) 5.58% 4/20/2037 (f)(g)(k)	USD5,104	$5,110
Dryden 113 CLO, Ltd., Series 2022-113A, Class BR3, (3-month USD CME Term SOFR + 1.45%) 5.123% 10/15/2037 (f)(g)(k)	2,500	2,500
Dryden 113 CLO, Ltd., Series 2022-113A, Class CR3 (3-month USD CME Term SOFR + 1.60%) 5.273% 10/15/2037 (f)(g)(k)	2,800	2,794
Elevation CLO, Ltd., Series 2021-12A, Class C1R2, (3-month USD CME Term SOFR + 1.95%) 5.596% 4/20/2037 (f)(g)(k)	4,162	4,167
Elevation CLO, Ltd., Series 2021-12A, Class DBR2, (3-month USD CME Term SOFR + 3.90%) 7.546% 4/20/2037 (f)(g)(k)	2,000	2,002
Elevation CLO, Ltd., Series 2021-12A, Class DAR2, (3-month USD CME Term SOFR + 3.90%) 7.546% 4/20/2037 (f)(g)(k)	1,000	1,001
Elmwood CLO 15, Ltd., Series 2022-2A, Class DR, (3-month CME Term SOFR + 2.90%) 6.564% 4/22/2035 (f)(g)(k)	5,600	5,559
Elmwood CLO I, Ltd., Series 2019-1A, Class CR3, (3-month USD CME Term SOFR + 1.60%) 5.275% 4/20/2037 (f)(g)(k)	6,000	5,979
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (f)(g)(k)	9,846	9,846
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.375% 10/20/2033 (f)(g)(k)	2,585	2,587
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.725% 10/20/2033 (f)(g)(k)	4,950	4,932
Fortress Credit BSL VII, Ltd., CLO, Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.10%) 5.766% 7/23/2032 (f)(g)(k)	4,250	4,243
Fortress Credit BSL XV, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.075% 10/18/2033 (f)(g)(k)	5,193	5,196
Fortress Credit BSL XV, Ltd., CLO, Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.275% 10/18/2033 (f)(g)(k)	6,000	5,998
Fortress Credit BSL XVI, Ltd., CLO, Series 2022-3A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.525% 10/20/2035 (f)(g)(k)	2,000	2,006
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.516% 4/23/2036 (f)(g)(k)	2,488	2,490
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.416% 1/23/2037 (f)(g)(k)	872	869
Fortress Credit Opportunities XXXVII CLO, Ltd., Series 2025-37A, Class B, (3-month USD CME Term SOFR + 2.60%) 6.275% 7/20/2033 (f)(g)(k)	6,000	6,008
Galaxy 33 CLO, Ltd., Series 2024-33A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.723% 4/20/2037 (f)(g)(k)	1,075	1,078
Galaxy XXII CLO, Ltd., Series 2016-22A, Class BR4, (3-month USD CME Term SOFR + 1.40%) 5.28% 4/16/2034 (f)(g)(k)	1,840	1,839
GCRED BSL CLO 1, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.364% 1/20/2034 (f)(g)(k)	1,808	1,804
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 1/20/2037 (f)(g)(k)	2,588	2,596
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.225% 1/20/2037 (f)(g)(k)	4,224	4,241
Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class A1RR, (3-month USD CME Term SOFR + 1.60%) 5.258% 11/5/2037 (f)(g)(k)	5,000	5,010
Golub Capital Partners CLO 44M, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.245% 10/21/2038 (f)(g)(k)	5,000	5,003
Golub Capital Partners CLO, Ltd., Series 2022-60A, Class CR2, (3-month USD CME Term SOFR + 1.75%) 5.373% 10/25/2034 (f)(g)(k)	3,167	3,169
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.795% 7/20/2035 (f)(g)(k)	12,398	12,401
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.325% 7/20/2035 (f)(g)(k)	9,437	9,409
Greywolf CLO II, Ltd., Series 2013-1A, Class B1RR, (3-month USD CME Term SOFR + 2.56%) 6.235% 4/15/2034 (f)(g)(k)	500	500
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.423% 1/15/2037 (f)(g)(k)	3,235	3,230
Invesco CLO, Ltd., Series 2021-2A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.773% 7/15/2034 (f)(g)(k)	7,550	7,557
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.715% 10/20/2034 (f)(g)(k)	34,202	34,169
Jamestown CLO XVI, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.617% 7/25/2034 (f)(g)(k)	2,960	2,947
Kennedy Lewis CLO, Ltd., Series 7A, Class CRR, (3-month USD CME Term SOFR + 2.00%) 5.661% 4/22/2037 (f)(g)(k)	1,955	1,960
Kennedy Lewis CLO 7, Ltd., Series 7AR, Class D1RR, (3-month USD CME Term SOFR + 3.85%) 7.511% 4/22/2037 (f)(g)(k)	3,500	3,448

The Bond Fund of America	88

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (f)(g)(k)	USD24,476	$24,489
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.706% 7/23/2032 (f)(g)(k)	20,602	20,602
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.175% 4/20/2035 (f)(g)(k)	3,000	2,999
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.375% 4/20/2035 (f)(g)(k)	4,318	4,309
Monroe Capital Mml CLO XII, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 5.426% 9/14/2033 (f)(g)(k)	1,317	1,320
Neuberger Berman Loan Advisers CLO 50, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.216% 7/23/2036 (f)(g)(k)	4,440	4,424
Northwoods Capital 25, Ltd., CLO, Series 2021-25A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.575% 7/20/2034 (f)(g)(k)	3,833	3,787
Northwoods Capital Ltd., CLO, Series 2018-11BAR, Class CR2, (3-month USD CME Term SOFR + 2.00%) 3.728% 7/19/2037 (f)(g)(k)	3,315	3,318
Northwoods Capital XII-B, Ltd., CLO, Series 2018-12BA, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.364% 6/15/2031 (f)(g)(k)	4,000	4,003
Northwoods Capital XII-B, Ltd., CLO, Series 2018-12BA, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.714% 6/15/2031 (f)(g)(k)	4,000	4,017
Ocean Trails CLO XI, Ltd., Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.775% 7/20/2034 (f)(g)(k)	3,000	2,876
Ocean Trails CLO XII, Ltd., Series 2022-12A, Class B1R, (3-month USD CME Term SOFR + 1.75%) 5.425% 7/20/2035 (f)(g)(k)	8,000	8,009
Ocean Trails CLO XVI, Ltd., Series 2024-16A, Class D1, (3-month USD CME Term SOFR + 3.30%) 6.975% 1/20/2038 (f)(g)(k)	1,000	1,002
Palmer Square CLO, Ltd., Series 2018-2AR, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.542% 4/16/2037 (f)(g)(k)	3,200	3,207
Palmer Square CLO, Ltd., Series 2018-1AR, Class BR2, (3-month USD CME Term SOFR + 2.10%) 5.737% 4/18/2037 (f)(g)(k)	3,065	3,069
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.667% 7/24/2031 (f)(g)(k)	330	330
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.067% 7/24/2031 (f)(g)(k)	3,571	3,581
Palmer Square Loan Funding, Ltd., CLO, Series 2024-3A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.50% 8/8/2032 (f)(g)(k)	800	798
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (f)(g)(k)	21,798	21,803
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A2R, (3-month USD CME Term SOFR + 1.15%) 4.823% 1/15/2033 (f)(g)(k)	26,000	25,995
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.173% 1/15/2033 (f)(g)(k)	13,000	13,001
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.623% 1/15/2033 (f)(g)(k)	9,650	9,663
Parallel, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.065% 7/20/2036 (f)(g)(k)	3,000	3,003
Parallel, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.725% 7/20/2036 (f)(g)(k)	2,455	2,436
Pikes Peak CLO 6, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 4.589% 5/18/2034 (f)(g)(k)	3,840	3,839
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 4/20/2035 (f)(g)(k)	6,000	5,993
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 4.975% 4/20/2033 (f)(g)(k)	10,985	10,990
Signal Peak CLO, LLC, Series 2018-5A, Class CR2, (3-month USD CME Term SOFR + 1.95%) 5.581% 4/25/2037 (f)(g)(k)	4,500	4,513
Sixth Street CLO XVI, Ltd., Series 2018-11A, Class CR2, (3-month USD CME Term SOFR + 1.85%) 5.504% 4/25/2037 (f)(g)(k)	4,000	4,023
Sound Point CLO XXIII, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.185% 7/15/2034 (f)(g)(k)	1,000	1,001
Sound Point CLO XXIX, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.517% 4/25/2034 (f)(g)(k)	2,000	1,974
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.767% 4/20/2035 (f)(g)(k)	6,642	6,639
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.417% 4/20/2035 (f)(g)(k)	1,675	1,678
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.713% 4/15/2032 (f)(g)(k)	10,419	10,420
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.673% 4/15/2032 (f)(g)(k)	4,000	3,991

89	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (f)(g)(k)	USD5,542	$5,540
Stratus Funding CLO, Ltd., Series 2025-1A, Class B, (3-month USD CME Term SOFR + 1.45%) 5.123% 7/15/2033 (f)(g)(k)	5,250	5,250
Sycamore Tree CLO, Ltd., Series 2023-2A, Class BR2, (3-month USD CME Term SOFR + 1.65%) 5.325% 1/20/2037 (f)(g)(k)	4,000	4,011
Symphony CLO, Ltd., Series 2024-42A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.428% 4/17/2037 (f)(g)(k)	1,833	1,835
TCW CLO AMR, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 7.581% 8/16/2034 (f)(g)(k)	1,500	1,453
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (f)(g)(k)	27,449	27,462
Trimaran Cavu, Ltd., CLO, Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.467% 10/25/2034 (f)(g)(k)	5,875	5,877
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (f)(g)(k)	10,333	10,339
Trinitas CLO XII, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.217% 4/25/2033 (f)(g)(k)	1,318	1,319
Trinitas CLO XII, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.467% 4/25/2033 (f)(g)(k)	818	815
Trinitas CLO XVII, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.675% 10/20/2034 (f)(g)(k)	5,075	5,082
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.865% 1/20/2037 (f)(g)(k)	24,000	24,011
Venture 36 CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.067% 4/20/2032 (f)(g)(k)	3,568	3,570
Vibrant CLO IX-R, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 4.675% 4/20/2037 (f)(g)(k)	14,801	14,735
Vibrant CLO XII, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 5.625% 4/20/2034 (f)(g)(k)	2,341	2,343
Vibrant CLO, Ltd., Series 2023-16A, Class A1A2, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (f)(g)(k)	17,210	17,220
Vibrant CLO, Ltd., Series 2023-16A, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.573% 7/15/2036 (f)(g)(k)	4,000	4,001
Wellfleet CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 2.15%) 5.825% 4/20/2034 (f)(g)(k)	6,000	5,943
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 1/20/2035 (f)(g)(k)	4,889	4,868
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.675% 7/20/2034 (f)(g)(k)	3,077	3,080
		792,289

Credit card 0.13%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(k)	20,924	20,944
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (k)	21,952	21,740
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (f)(k)	1,475	1,480
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (k)	9,652	9,718
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (k)	4,219	4,255
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(k)	17,319	17,238
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (f)(k)	2,236	2,227
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (f)(k)	1,239	1,235
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (f)(k)	1,792	1,786
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (f)(k)	6,477	6,484
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(k)	4,083	4,076
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (f)(k)	1,928	1,926
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (f)(k)	1,942	1,937
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (f)(k)	9,845	9,833
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (f)(k)	1,263	1,256
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (f)(k)	2,578	2,544
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (f)(k)	5,612	5,589
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (f)(k)	1,097	1,095
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (f)(k)	1,460	1,462
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (f)(k)	973	979
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (k)	8,090	8,161
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (k)	2,109	2,114
		128,079

The Bond Fund of America	90

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Student loan 0.07%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(k)	USD6,915	$6,934
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (f)(k)	825	755
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(k)	8,752	7,943
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (f)(k)	4,015	3,964
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (f)(k)	3,903	3,778
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (f)(k)	2,223	2,161
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(k)	1,143	1,076
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(k)	9,723	9,265
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(k)	21,432	20,355
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (f)(g)(k)	8,455	8,418
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.013% 7/25/2051 (f)(g)(k)	692	691
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (f)(k)	1,751	1,768
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (f)(k)	2,588	2,376
		69,484
Total asset-backed obligations		7,079,807
Bonds & notes of governments & government agencies outside the U.S. 1.65%
Mexico 1.32%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	573,874	576,916
Eagle Funding LuxCo SARL 5.50% 8/17/2030	210,145	211,259
United Mexican States 6.00% 5/13/2030	13,790	14,158
United Mexican States 4.75% 4/27/2032	12,760	12,248
United Mexican States 5.85% 7/2/2032	20,000	20,221
United Mexican States 5.375% 3/22/2033	30,365	29,774
United Mexican States 4.875% 5/19/2033	20,788	19,749
United Mexican States 5.625% 2/9/2034	21,836	21,514
United Mexican States 3.50% 2/12/2034	75,212	64,231
United Mexican States 4.50% 3/19/2034	EUR18,005	20,573
United Mexican States 6.35% 2/9/2035	USD253	259
United Mexican States 5.625% 9/22/2035	15,237	14,833
United Mexican States 6.00% 5/7/2036	133,950	133,836
United Mexican States 6.875% 5/13/2037	46,000	48,314
United Mexican States 6.25% 8/27/2037	71,660	71,753
United Mexican States 6.625% 1/29/2038	2,425	2,488
United Mexican States 6.125% 2/9/2038	8,596	8,443
United Mexican States 5.125% 3/19/2038	EUR18,005	20,510
United Mexican States 5.00% 4/27/2051	USD5,100	4,037
United Mexican States 4.40% 2/12/2052	229	164
United Mexican States 6.338% 5/4/2053	4,895	4,598
United Mexican States 7.375% 5/13/2055	25,110	26,673
United Mexican States 3.75% 4/19/2071	465	268
		1,326,819

Greece 0.13%
Greece (Hellenic Republic of) 4.125% 6/15/2054	EUR118,089	132,554

Peru 0.04%
Peru (Republic of) 2.783% 1/23/2031	USD29,245	27,018
Peru (Republic of) 5.875% 8/8/2054	4,250	4,242
Peru (Republic of) 2.78% 12/1/2060	12,750	6,992
		38,252

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)	36,000	35,200

91	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Saudi Arabia 0.03%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (f)	USD11,565	$11,646
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (f)	11,919	11,749
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (f)	4,326	4,215
		27,610

United Arab Emirates 0.03%
Abu Dhabi (Emirate of) 3.125% 9/30/2049	39,500	26,702

Canada 0.02%
Ontario (Province of) 3.90% 9/4/2030	25,352	24,989

Australia 0.02%
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD15,875	10,143
New South Wales Treasury Corp. 5.25% 2/24/2038	16,051	10,881
		21,024

Indonesia 0.01%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,110
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	4,785
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD1,500	1,418
		12,313

Panama 0.01%
Panama (Republic of) 2.252% 9/29/2032	13,462	11,315

Chile 0.00%
Chile (Republic of) 4.35% 4/13/2031	3,120	3,070
Total bonds & notes of governments & government agencies outside the U.S.		1,659,848
Municipals 0.49%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,465	1,299

Illinois 0.36%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	14,400	14,094
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	53,662
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,340
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	18,780	18,940
City of Chicago, GO Bonds, Series 2026-A, 6.226% 1/1/2032	12,400	12,676
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	11,170	11,313
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	8,950	8,998
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	235,747	238,289
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	3,963	4,143
		367,455

Massachusetts 0.04%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	36,500	38,142

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	285	285

New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, NATL, 7.425% 2/15/2029	2,689	2,790

The Bond Fund of America	92

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	USD11,835	$11,801
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	9,995	9,593
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	3,935	3,792
		25,186

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,275	21,055

Puerto Rico 0.01%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (g)	15,080	10,857

Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	190	189
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	300	300
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	470	470
		959

Texas 0.00%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	6,730	4,674

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA, 4.00% 1/1/2045	375	375

Wisconsin 0.03%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	27,870	27,418
Total municipals		500,495
Loans 0.28%
Communication services 0.11%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (g)(m)	34,734	34,864
Discovery Global Holdings, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 6/03/2033 (g)(m)	32,743	32,793
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (g)(m)	27,000	27,038
Iridium Communications, Term Loan B4, First Lien, (1-month USD CME Term SOFR + 2.25%) 5.894% 9/20/2030 (g)(m)	10,000	10,015
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (g)(m)	10,005	10,049
		114,759

Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (f)(g)(i)(m)	44,622	44,890

Information technology 0.04%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (g)(m)	4,147	4,236
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (g)(m)	7,922	7,971
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (g)(m)	29,832	30,028
		42,235

Health care 0.04%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (g)(m)	43,664	41,394

93	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Asset backed obligations 0.03%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (f)(g)(i)(m)	USD28,806	$28,698

Industrials 0.01%
TransDigm, Inc., Term Loan N, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 2/13/2033 (g)(m)	4,875	4,880

Materials 0.00%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (g)(m)	2,419	2,352

Utilities 0.00%
Talen Energy Supply, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.644% 11/25/2032 (g)(m)	1,169	1,162

Consumer discretionary 0.00%
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (g)(m)	888	889
Total loans		281,259
Federal agency bonds & notes 0.03%
Korea Electric Power Corp. 4.75% 2/13/2028 (f)	4,640	4,662
Korea Electric Power Corp. 5.125% 4/23/2034	6,000	6,133
Korea National Oil Corp. 4.625% 3/31/2028 (f)	5,000	5,008
Korea National Oil Corp. 4.75% 3/31/2030 (f)	7,810	7,856
Korea National Oil Corp. 2.625% 4/18/2032	8,000	7,139
		30,798
Total bonds, notes & other debt instruments (cost: $98,577,595,000)		97,456,092
Common stocks 0.02%	Shares
Health care 0.02%
Rotech Healthcare, Inc. (i)(j)(n)	342,069	24,116
Total common stocks (cost: $12,646,000)		24,116
Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 5.12% perpetual, noncumulative preferred shares (f)(g)	6,250	4,887
Total preferred securities (cost: $5,820,000)		4,887
Short-term securities 7.03%
Money market investments 7.03%
Capital Group Central Cash Fund 3.70% (o)(p)	70,866,623	7,085,954

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (o)(p)(q)	2,069	207
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.52% (o)(q)	100,000	100
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (o)(q)	96,090	96
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.56% (o)(q)	96,090	96
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.57% (o)(q)	70,113	70
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (o)(q)	59,132	59

The Bond Fund of America	94

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (o)(q)	51,741	$52
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (o)(q)	44,349	44
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.55% (o)(q)	14,783	15
		739
Total short-term securities (cost: $7,086,672,000)		7,086,693
Total investment securities 103.79% (cost: $105,682,733,000)		104,571,788
TBA sale commitments (0.36)%	Principal amount (000)
Mortgage-backed obligations (0.36)%
Federal agency mortgage-backed obligations (0.36)%
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (k)(l)	USD(261,917)	(237,670)
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (k)(l)	(67,542)	(63,136)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (k)(l)	(69,382)	(66,476)
Total TBA sale commitments (proceeds: $367,374,000)		(367,282)
Other assets less liabilities (3.43)%		(3,455,469)
Net assets 100.00%		$100,749,037
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	805	9/16/2026	USD193,799	$(985)
3 Month SOFR Futures	Long	46,408	3/17/2027	11,133,279	(34,356)
2 Year U.S. Treasury Note Futures	Long	39,907	10/5/2026	8,226,142	(6,911)
5 Year U.S. Treasury Note Futures	Long	60,234	10/5/2026	6,447,862	14,185
10 Year Italy Government Bond Futures	Long	2,606	9/10/2026	355,378	4,941
10 Year Euro-Bund Futures	Short	4,668	9/10/2026	(679,188)	(6,859)
10 Year Australian Treasury Bond Futures	Short	326	9/15/2026	(24,786)	(318)
10 Year U.S. Treasury Note Futures	Long	27,849	9/30/2026	3,060,344	10,158
10 Year Ultra U.S. Treasury Note Futures	Long	20,906	9/30/2026	2,351,272	27,652
20 Year U.S. Treasury Bond Futures	Long	20,729	9/30/2026	2,352,741	61,385
30 Year Ultra U.S. Treasury Bond Futures	Long	28,309	9/30/2026	3,288,267	107,689
					$176,581
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	43,754	AUD	62,050	JPMorgan Chase	7/10/2026	$802
USD	15,281	GBP	11,382	Morgan Stanley	7/10/2026	184
USD	13,102	MXN	227,587	RBC Capital Markets	7/10/2026	99
BRL	102,409	USD	20,146	Morgan Stanley	7/10/2026	(358)
JPY	31,289,200	EUR	168,859	Goldman Sachs	7/10/2026	(427)
USD	222,948	JPY	35,590,582	RBC Capital Markets	7/13/2026	3,825
BRL	206,028	USD	39,593	Goldman Sachs	7/13/2026	187
BRL	127,576	USD	24,705	Citibank	7/13/2026	(72)
BRL	319,120	USD	62,646	HSBC Bank	7/13/2026	(1,031)
USD	88,706	EUR	76,149	Morgan Stanley	7/14/2026	1,647
EUR	67,988	USD	77,770	Citibank	7/27/2026	3
USD	144,182	EUR	126,912	JPMorgan Chase	7/27/2026	(996)

95	The Bond Fund of America

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
EUR	162,087	USD	185,478	Citibank	8/5/2026	$10
USD	454,095	EUR	398,528	Goldman Sachs	8/5/2026	(1,970)
						$1,903
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.948%	Annual	SOFR	Annual	11/6/2026	USD44,000	$9	$—	$9
SOFR	Annual	3.848%	Annual	11/15/2026	39,000	7	—	7
SOFR	Annual	3.8045%	Annual	12/15/2026	52,000	28	—	28
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	117,441	(260)	—	(260)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	132,302	(95)	—	(95)
3.998%	Annual	SOFR	Annual	12/4/2028	172,951	106	—	106
SOFR	Annual	3.5935%	Annual	4/28/2029	876,690	8,188	—	8,188
SOFR	Annual	3.3125%	Annual	10/7/2029	96,314	1,799	—	1,799
SOFR	Annual	3.455%	Annual	10/7/2029	97,198	1,393	—	1,393
SOFR	Annual	3.551%	Annual	10/7/2029	97,198	1,108	—	1,108
SOFR	Annual	3.4445%	Annual	10/7/2029	48,599	712	—	712
SOFR	Annual	3.4805%	Annual	10/7/2029	48,599	658	—	658
SOFR	Annual	3.543%	Annual	10/7/2029	48,599	566	—	566
SOFR	Annual	3.552%	Annual	10/7/2029	31,800	361	—	361
SOFR	Annual	3.901%	Annual	11/8/2029	166,000	109	—	109
SOFR	Annual	3.909%	Annual	11/8/2029	55,000	22	—	22
SOFR	Annual	3.917%	Annual	11/8/2029	27,695	4	—	4
SOFR	Annual	3.9195%	Annual	11/15/2029	66,530	4	—	4
SOFR	Annual	3.763%	Annual	12/12/2029	95,760	479	—	479
SOFR	Annual	3.4415%	Annual	2/28/2030	155,000	2,469	—	2,469
SOFR	Annual	3.7815%	Annual	3/31/2030	87,062	382	—	382
SOFR	Annual	3.794%	Annual	3/31/2030	44,024	174	—	174
SOFR	Annual	3.796%	Annual	3/31/2030	44,024	171	—	171
SOFR	Annual	3.797%	Annual	3/31/2030	23,036	89	—	89
SOFR	Annual	3.6065%	Annual	5/12/2030	84,730	899	—	899
SOFR	Annual	3.2175%	Annual	9/18/2030	133,657	3,517	—	3,517
SOFR	Annual	3.2385%	Annual	9/18/2030	69,156	1,764	—	1,764
SOFR	Annual	3.2145%	Annual	9/18/2030	33,343	881	—	881
SOFR	Annual	3.2155%	Annual	9/18/2030	33,343	880	—	880
SOFR	Annual	3.237%	Annual	10/24/2030	225,880	5,895	—	5,895
SOFR	Annual	3.878%	Annual	11/30/2030	219,400	152	—	152
SOFR	Annual	3.91177%	Annual	11/30/2030	449,975	(245)	—	(245)
SOFR	Annual	3.5535%	Annual	2/2/2031	97,850	1,405	—	1,405
3.403%	Annual	SOFR	Annual	6/17/2031	164,787	(3,624)	—	(3,624)
SOFR	Annual	3.4805%	Annual	10/2/2032	116,500	2,754	—	2,754
SOFR	Annual	3.482%	Annual	10/2/2032	37,900	893	—	893
SOFR	Annual	3.34%	Annual	10/24/2032	167,025	5,298	—	5,298
SOFR	Annual	3.639%	Annual	1/14/2033	540,536	8,539	—	8,539
SOFR	Annual	3.6715%	Annual	3/23/2033	345,000	4,989	—	4,989
SOFR	Annual	3.821%	Annual	3/31/2033	345,120	1,968	—	1,968
SOFR	Annual	3.717%	Annual	4/20/2033	164,222	1,965	—	1,965
SOFR	Annual	3.711%	Annual	4/20/2033	72,908	898	—	898
SOFR	Annual	3.6525%	Annual	4/21/2033	671,080	10,607	—	10,607
SOFR	Annual	4.1615%	Annual	5/15/2033	8,600	(125)	—	(125)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(257)	—	(257)
SOFR	Annual	4.037%	Annual	5/31/2033	157,700	(1,059)	—	(1,059)

The Bond Fund of America	96

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.0135%	Annual	SOFR	Annual	8/21/2033	USD26,800	$147	$—	$147
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	2,564	—	2,564
SOFR	Annual	3.8365%	Annual	3/6/2034	14,080	95	—	95
SOFR	Annual	3.6775%	Annual	10/8/2035	172,091	4,030	—	4,030
SOFR	Annual	3.663%	Annual	10/9/2035	123,355	3,027	—	3,027
SOFR	Annual	3.504%	Annual	10/24/2035	123,765	4,587	—	4,587
SOFR	Annual	3.66593%	Annual	11/3/2035	173,270	4,272	—	4,272
SOFR	Annual	3.8035%	Annual	1/16/2036	251,572	3,688	—	3,688
SOFR	Annual	4.0655%	Annual	2/15/2036	121,200	(685)	—	(685)
SOFR	Annual	3.73632%	Annual	6/17/2036	183,704	3,957	—	3,957
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	33,469	—	33,469
4.17859%	Annual	SOFR	Annual	11/15/2052	107,809	(371)	—	(371)
4.07464%	Annual	SOFR	Annual	6/17/2056	45,322	(695)	—	(695)
						$124,562	$—	$124,562
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,336,880	$3,726	$—	$3,726
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	717,995	697	—	697
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	159,297	431	—	431
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	295,990	(2,810)	—	(2,810)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,200	(3,000)	—	(3,000)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	203,200	(3,069)	—	(3,069)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,400	(3,146)	—	(3,146)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	452,415	(3,578)	—	(3,578)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	650,550	(4,472)	—	(4,472)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,264	(4,545)	—	(4,545)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	311,195	(4,588)	—	(4,588)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,300	(4,706)	—	(4,706)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	618,600	(5,549)	—	(5,549)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	618,520	(9,118)	—	(9,118)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	617,700	(9,166)	—	(9,166)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	609,690	(9,290)	—	(9,290)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	164,188	(1,685)	—	(1,685)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	166,207	(1,723)	—	(1,723)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	352,725	(3,918)	—	(3,918)
12.875%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	520,000	(5,557)	—	(5,557)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	681,200	(6,851)	—	(6,851)
							$(81,917)	$—	$(81,917)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR188,170	$(4,823)	$(3,160)	$(1,663)

97	The Bond Fund of America

Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (r) (000)	Value at 6/30/2026 (s) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD754,600	$16,556	$16,117	$439
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 7.03%
Money market investments 7.03%
Capital Group Central Cash Fund 3.70% (o)	$6,914,608	$12,575,858	$12,403,465	$(63)	$(984)	$7,085,954	$101,978
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (o)(q)	—	207 (t)				207	— (u)
Total 7.03%				$(63)	$(984)	$7,086,161	$101,978
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (i)(n)	9/26/2013	$12,646	$24,116	0.02%
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025-6/16/2025	9,546	9,655	0.01
Modec Finance BV 7.84% 7/15/2026 (i)	7/28/2023	5,000	5,058	0.01
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	5/19/2025	1,019	1,073	— (v)
Total		$28,211	$39,902	0.04%

The Bond Fund of America	98

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $815,800,000, which represented 0.81% of the net assets of the fund.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Step bond; coupon rate may change at a later date.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,332,294,000, which represented 16.21% of the net assets of the fund.

(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Scheduled interest and/or principal payment was not received.
(i)	Value determined using significant unobservable inputs.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(l)	Represents securities transacted on a TBA basis.
(m)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(n)	Non-income producing.
(o)	Rate represents the seven-day yield at 6/30/2026.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(r)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(s)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(t)	Represents net activity. Refer to Note 5 for more information on securities lending.
(u)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(v)	Amount less than 0.01%.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
Certs. = Certificates
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
NATL = National Public Finance Guarantee Corp. insured
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

99	The Bond Fund of America

Financial statements
Statement of assets and liabilities at June 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $1,170,773 of investment securities on loan):
Unaffiliated issuers (cost: $98,596,593)	$97,485,627
Affiliated issuers (cost: $7,086,140)	7,086,161	$104,571,788
Cash		23,453
Cash denominated in currencies other than U.S. dollars (cost: $3,036)		3,036
Unrealized appreciation on open forward currency contracts		6,757
Bilateral swaps, at value		4,854
Unrealized appreciation on unfunded commitments*		75
Receivables for:
Sales of investments	5,663,708
Sales of fund’s shares	147,120
Dividends and interest	893,127
Securities lending income	362
Variation margin on futures contracts	750
Variation margin on centrally cleared swap contracts	17,535	6,722,602
		111,332,565
Liabilities:
Collateral for securities on loan		739
Unrealized depreciation on open forward currency contracts		4,854
Bilateral swaps, at value		86,771
TBA sale commitments, at value (proceeds: $367,374,000)		367,282
Payables for:
Purchases of investments	9,853,781
Repurchases of fund’s shares	158,643
Dividends on fund’s shares	8,495
Investment advisory services	15,938
Services provided by related parties	11,941
Trustees’ deferred compensation	862
Variation margin on futures contracts	70,887
Variation margin on centrally cleared swap contracts	2,424
Other	911	10,123,882
Commitments and contingencies*
Net assets at June 30, 2026		$100,749,037
Net assets consist of:
Capital paid in on shares of beneficial interest		$113,090,728
Total distributable earnings (accumulated loss)		(12,341,691)
Net assets at June 30, 2026		$100,749,037
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

The Bond Fund of America	100

Financial statements (continued)
Statement of assets and liabilities at June 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (8,946,542 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$26,742,477	2,374,739	$11.26
Class C	351,090	31,177	11.26
Class F-1	692,674	61,510	11.26
Class F-2	33,497,352	2,974,574	11.26
Class F-3	12,665,062	1,124,661	11.26
Class 529-A	1,282,934	113,925	11.26
Class 529-C	35,255	3,131	11.26
Class 529-E	30,095	2,672	11.26
Class 529-F-2	261,975	23,263	11.26
Class 529-F-3	12	1	11.26
Class R-1	43,770	3,887	11.26
Class R-2	279,944	24,859	11.26
Class R-2E	36,438	3,236	11.26
Class R-3	512,788	45,536	11.26
Class R-4	553,970	49,193	11.26
Class R-5E	222,268	19,737	11.26
Class R-5	308,598	27,404	11.26
Class R-6	23,232,335	2,063,037	11.26

Refer to the notes to financial statements.

101	The Bond Fund of America

Financial statements (continued)
Statement of operations for the six months ended June 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$2,240,857
Dividends (includes $101,978 from affiliates)	102,139
Securities lending income (net of fees)	429	$2,343,425
Fees and expenses*:
Investment advisory services	97,197
Distribution services	41,139
Transfer agent services	37,072
Administrative services	14,913
529 plan services	404
Reports to shareholders	1,468
Registration statement and prospectus	7,750
Trustees’ compensation	166
Auditing and legal	57
Custodian	164
Other	80
Total fees and expenses before waivers and/or reimbursements	200,410
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	3,866
Total fees and expenses after waivers and/or reimbursements		196,544
Net investment income		2,146,881
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(85,568)
Affiliated issuers	(63)
Futures contracts	(836,130)
Forward currency contracts	26,745
Swap contracts	57,516
Currency transactions	(175)	(837,675)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,126,406)
Affiliated issuers	(984)
TBA sale commitments	92
Futures contracts	264,424
Forward currency contracts	6,299
Swap contracts	(5,116)
Currency translations	(422)	(862,113)
Net realized gain (loss) and unrealized appreciation (depreciation)		(1,699,788)
Net increase (decrease) in net assets resulting from operations		$447,093
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

The Bond Fund of America	102

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2026*	2025

Operations:
Net investment income	$2,146,881	$4,208,188
Net realized gain (loss)	(837,675)	(96,683)
Net unrealized appreciation (depreciation)	(862,113)	2,557,758
Net increase (decrease) in net assets resulting from operations	447,093	6,669,263
Distributions paid or accrued to shareholders	(2,120,711)	(4,119,584)
Net capital share transactions	3,545,273	5,578,848
Total increase (decrease) in net assets	1,871,655	8,128,527
Net assets:
Beginning of period	98,877,382	90,748,855
End of period	$100,749,037	$98,877,382
*
Unaudited.
Refer to the notes to financial statements.

103	The Bond Fund of America

Notes to financial statementsunaudited
1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its

The Bond Fund of America	104

payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

105	The Bond Fund of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):

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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$32,379,868	$—	$32,379,868
Corporate bonds and notes	—	31,548,171	8,301	31,556,472
Mortgage-backed obligations	—	23,959,384	8,161	23,967,545
Asset-backed obligations	—	7,072,197	7,610	7,079,807
Bonds & notes of governments & government agencies outside the U.S.	—	1,659,848	—	1,659,848
Municipals	—	500,495	—	500,495
Loans	—	207,671	73,588	281,259
Federal agency bonds & notes	—	30,798	—	30,798
Common stocks	—	—	24,116	24,116
Preferred securities	—	4,887	—	4,887
Short-term securities	7,086,693	—	—	7,086,693
Total	$7,086,693	$97,363,319	$121,776	$104,571,788
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(367,282)	—	(367,282)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$226,010	$—	$—	$226,010
Unrealized appreciation on open forward currency contracts	—	6,757	—	6,757
Unrealized appreciation on centrally cleared interest rate swaps	—	131,978	—	131,978
Unrealized appreciation on bilateral interest rate swaps	—	4,854	—	4,854
Unrealized appreciation on centrally cleared credit default swaps	—	439	—	439
Liabilities:
Unrealized depreciation on futures contracts	(49,429)	—	—	(49,429)
Unrealized depreciation on open forward currency contracts	—	(4,854)	—	(4,854)
Unrealized depreciation on centrally cleared interest rate swaps	—	(7,416)	—	(7,416)
Unrealized depreciation on bilateral interest rate swaps	—	(86,771)	—	(86,771)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,663)	—	(1,663)
Total	$176,581	$43,324	$—	$219,905
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

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Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

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Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

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Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2026, the total value of securities on loan was $1,170,773,000, and the total value of collateral received was $1,196,243,000. Collateral received includes cash of $739,000 and U.S. government securities of $1,195,504,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls and TBA commitments — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
TBA securities subject to a forward commitment to sell at period end are included in the fund’s investment portfolio under “TBA sale commitments.” The value of these commitments is reflected in the fund’s statement of assets and liabilities as “TBA sale commitments, at value.” If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a gain or loss is realized. If securities under the commitment are delivered, a gain or loss is realized from the sale of the securities based on the price established at the date the commitment was entered into.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or

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borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2026, the fund had $7,453,000 of unfunded bond commitments, which would represent less than 0.01% of the net assets of the fund should such commitments become due. Net unrealized appreciation on unfunded commitments of $75,000 is presented in the fund’s statement of assets and liabilities and is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $45,847,922,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,685,275,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of

111	The Bond Fund of America

assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $9,759,993,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $1,431,813,000.

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The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$226,010	Unrealized depreciation*	$49,429
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,757	Unrealized depreciation on open forward currency contracts	4,854
Swap (centrally cleared)	Interest	Unrealized appreciation*	131,978	Unrealized depreciation*	7,416
Swap (bilateral)	Interest	Bilateral swaps, at value	4,854	Bilateral swaps, at value	86,771
Swap (centrally cleared)	Credit	Unrealized appreciation*	439	Unrealized depreciation*	1,663
			$370,038		$150,133

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(836,130)	Net unrealized appreciation (depreciation) on futures contracts	$264,424
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	26,745	Net unrealized appreciation (depreciation) on forward currency contracts	6,299
Swap	Interest	Net realized gain (loss) on swap contracts	54,635	Net unrealized appreciation (depreciation) on swap contracts	(5,468)
Swap	Credit	Net realized gain (loss) on swap contracts	2,881	Net unrealized appreciation (depreciation) on swap contracts	352
			$(751,869)		$265,607
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

113	The Bond Fund of America

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$431	$ (431)	$ —	$ —	$ —
Barclays Bank PLC	697	(697)	—	—	—
Citibank	13	(13)	—	—	—
Goldman Sachs	3,913	(3,913)	—	—	—
JPMorgan Chase	802	(802)	—	—	—
Morgan Stanley	1,831	(358)	—	(1,470)	3
RBC Capital Markets	3,924	—	(3,084)	—	844
Total	$11,611	$ (6,214)	$ (3,084)	$ (1,470)	$847
Liabilities:
Bank of America	$6,728	$ (431)	$ (6,297)	$ —	$ —
Barclays Bank PLC	28,438	(697)	(27,741)	—	—
BNP Paribas	26,288	—	(26,288)	—	—
Citibank	72	(13)	(59)	—	—
Goldman Sachs	27,714	(3,913)	(23,801)	—	—
HSBC Bank	1,031	—	(1,031)	—	—
JPMorgan Chase	996	(802)	—	—	194
Morgan Stanley	358	(358)	—	—	—
Total	$91,625	$ (6,214)	$ (85,217)	$ —	$194
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Bond Fund of America	114

As of and during the period ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, December 31, 2025, were as follows (dollars in thousands):
Undistributed ordinary income	$172,649
Capital loss carryforward[1]	(10,845,136)
1
Reflects the utilization of capital loss carryforward of $254,853,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$1,000,327
Gross unrealized depreciation on investments	(1,944,327)
Net unrealized appreciation (depreciation) on investments	(944,000)
Cost of investments	105,355,454

115	The Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended June 30,	Year ended December 31,
Share class	2026[2]	2025
Class A	$544,811	$1,107,336
Class C	5,996	13,084
Class T3	— [4]	— [4]
Class F-1	13,805	28,639
Class F-2	721,154	1,409,616
Class F-3	271,345	514,186
Class 529-A	25,529	51,581
Class 529-C	566	1,205
Class 529-E	566	1,159
Class 529-T3	— [4]	1
Class 529-F-1[3]	— [4]	— [4]
Class 529-F-2	5,390	9,766
Class 529-F-3	— [4]	— [4]
Class R-1	706	1,820
Class R-2	4,676	10,086
Class R-2E	680	1,430
Class R-3	9,667	20,148
Class R-4	11,110	21,966
Class R-5E	4,723	9,560
Class R-5	6,548	14,120
Class R-6	493,439	903,881
Total	$2,120,711	$4,119,584
2
All or a portion of these amounts may later be determined as return of capital; the determination will be made at 12/31/2026.
3
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
4
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. From January 1, 2026 through February 28, 2026, the investment advisory services fee consisted of both an asset-based component and an income component. The asset-based component was calculated based on a series of decreasing annual rates, beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The income component was calculated based on a series of decreasing rates, beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026. From March 1, 2026 through June 30, 2026, the fees were based on a series of decreasing annual rates, beginning with 0.253% on the first $15 billion of daily net assets and decreasing to 0.175% on such assets in excess of $72 billion. During the six months ended June 30, 2026, CRMC waived investment advisory services fees of $3,866,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $97,197,000, which were equivalent to an annualized rate of 0.196% of average daily net assets, were reduced to $93,331,000, which were equivalent to an annualized rate of 0.188% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into

The Bond Fund of America	116

agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, unreimbursed expenses subject to reimbursement totaled $10,800,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2026, the 529 plan services fees were $404,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

117	The Bond Fund of America

For the six months ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$33,479	$14,035	$4,018	Not applicable
Class C	1,783	188	54	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	841	555	103	Not applicable
Class F-2	Not applicable	19,931	5,027	Not applicable
Class F-3	Not applicable	74	1,841	Not applicable
Class 529-A	1,448	626	189	$324
Class 529-C	173	17	5	9
Class 529-E	74	6	4	7
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	59	37	64
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	211	21	6	Not applicable
Class R-2	1,055	491	42	Not applicable
Class R-2E	113	38	6	Not applicable
Class R-3	1,281	384	77	Not applicable
Class R-4	681	265	82	Not applicable
Class R-5E	Not applicable	168	33	Not applicable
Class R-5	Not applicable	80	45	Not applicable
Class R-6	Not applicable	134	3,344	Not applicable

Total class-specific expenses	$41,139	$37,072	$14,913	$404
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $166,000 in the fund’s statement of operations reflects $104,000 in current fees (either paid in cash or deferred) and a net increase of $62,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.

The Bond Fund of America	118

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class A	$1,649,831	145,117	$539,380	47,505	$(2,198,798)	(193,644)	$(9,587)	(1,022)
Class C	35,861	3,154	5,933	522	(58,596)	(5,157)	(16,802)	(1,481)
Class T2	—	—	—	—	(9)	(1)	(9)	(1)
Class F-1	55,027	4,854	13,509	1,190	(68,617)	(6,039)	(81)	5
Class F-2	3,727,211	328,100	698,815	61,548	(4,176,547)	(368,382)	249,479	21,266
Class F-3	1,717,822	151,288	270,176	23,798	(1,314,011)	(115,670)	673,987	59,416
Class 529-A	109,126	9,599	25,471	2,243	(107,808)	(9,481)	26,789	2,361
Class 529-C	6,311	555	565	50	(6,261)	(550)	615	55
Class 529-E	3,056	269	564	49	(2,507)	(221)	1,113	97
Class 529-T2	—	—	— [3]	— [3]	(12)	(1)	(12)	(1)
Class 529-F-1[2]	—	—	— [3]	— [3]	(10)	(1)	(10)	(1)
Class 529-F-2	35,004	3,081	5,376	474	(18,123)	(1,593)	22,257	1,962
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	5,026	443	705	62	(4,965)	(437)	766	68
Class R-2	27,042	2,378	4,644	409	(38,811)	(3,413)	(7,125)	(626)
Class R-2E	6,412	563	680	60	(8,755)	(770)	(1,663)	(147)
Class R-3	55,678	4,904	9,605	846	(67,591)	(5,949)	(2,308)	(199)
Class R-4	84,739	7,464	11,009	970	(90,943)	(8,005)	4,805	429
Class R-5E	26,819	2,358	4,713	415	(30,677)	(2,701)	855	72
Class R-5	33,678	2,964	6,523	575	(23,541)	(2,072)	16,660	1,467
Class R-6	3,773,008	331,590	492,157	43,352	(1,679,621)	(148,203)	2,585,544	226,739
Total net increase (decrease)	$11,351,651	998,681	$2,089,825	184,068	$(9,896,203)	(872,290)	$3,545,273	310,459
Refer to the end of the table(s) for footnote(s).

119	The Bond Fund of America

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$3,697,832	326,106	$1,095,934	96,487	$(4,356,241)	(384,808)	$437,525	37,785
Class C	81,077	7,149	12,938	1,139	(127,307)	(11,256)	(33,292)	(2,968)
Class T	—	—	—	—	—	—	—	—
Class F-1	114,399	10,119	27,865	2,453	(154,579)	(13,667)	(12,315)	(1,095)
Class F-2	7,919,790	699,023	1,368,639	120,479	(7,118,387)	(629,732)	2,170,042	189,770
Class F-3	3,394,488	299,837	511,860	45,055	(2,717,182)	(240,203)	1,189,166	104,689
Class 529-A	238,271	21,020	51,440	4,529	(265,996)	(23,519)	23,715	2,030
Class 529-C	13,206	1,166	1,201	106	(16,826)	(1,490)	(2,419)	(218)
Class 529-E	6,254	551	1,151	101	(8,535)	(754)	(1,130)	(102)
Class 529-T	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	77,071	6,796	9,729	856	(47,881)	(4,231)	38,919	3,421
Class 529-F-3	1	— [3]	— [3]	— [3]	—	—	1	— [3]
Class R-1	11,277	994	1,818	160	(22,227)	(1,950)	(9,132)	(796)
Class R-2	54,303	4,795	10,013	882	(81,083)	(7,166)	(16,767)	(1,489)
Class R-2E	11,245	992	1,425	125	(11,617)	(1,024)	1,053	93
Class R-3	121,971	10,768	20,017	1,763	(140,591)	(12,406)	1,397	125
Class R-4	184,379	16,264	21,674	1,908	(170,642)	(15,082)	35,411	3,090
Class R-5E	73,600	6,503	9,534	839	(69,362)	(6,125)	13,772	1,217
Class R-5	66,583	5,887	14,031	1,236	(107,837)	(9,476)	(27,223)	(2,353)
Class R-6	3,444,673	304,992	901,304	79,339	(2,575,853)	(227,413)	1,770,124	156,918
Total net increase (decrease)	$19,510,420	1,722,962	$4,060,574	357,457	$(17,992,146)	(1,590,302)	$5,578,848	490,117
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $75,023,356,000 and $74,821,253,000, respectively, during the six months ended June 30, 2026.

The Bond Fund of America	120

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2026[5,6]	$11.45	$.23	$(.19 )	$.04	$(.23 )	$—	$(.23 )	$11.26	.34%[7]	$26,743	.60%[8]	.59%[8]	4.12%[8]
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.14	27,201.60		.59	4.27
12/31/2024	11.49	.49	(.36 )	.13	(.48 )	—	(.48 )	11.14	1.14	26,046.62		.60	4.31
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.70	25,199.62		.62	3.72
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.68)	24,087.58		.58	2.54
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.95 )	30,201.55		.55	1.36
Class C:
6/30/2026[5,6]	11.45	.19	(.19 )	— [9]	(.19 )	—	(.19 )	11.26	(.02 )[7]	351	1.34 [8]	1.33 [8]	3.38 [8]
12/31/2025	11.14	.40	.30	.70	(.39 )	—	(.39 )	11.45	6.35	374	1.35	1.34	3.52
12/31/2024	11.49	.40	(.36 )	.04	(.39 )	—	(.39 )	11.14	.40	397	1.36	1.35	3.57
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.93	430	1.36	1.36	2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	487	1.33	1.33	1.78
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.68)	717	1.29	1.29	.60
Class F-1:
6/30/2026[5,6]	11.45	.23	(.19 )	.04	(.23 )	—	(.23 )	11.26	.32 [7]	693	.65 [8]	.64 [8]	4.07 [8]
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.09	704.65		.64	4.22
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.09	697.66		.65	4.26
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.67	716.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	796.61		.61	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,011.59		.59	1.30
Class F-2:
6/30/2026[5,6]	11.45	.25	(.20 )	.05	(.24 )	—	(.24 )	11.26	.46 [7]	33,497	.36 [8]	.36 [8]	4.36 [8]
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.40	33,813.36		.35	4.51
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	30,787.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.98	25,329.35		.35	4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.46)	19,982.33		.33	2.81
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.71 )	20,613.31		.31	1.60
Class F-3:
6/30/2026[5,6]	11.45	.25	(.19 )	.06	(.25 )	—	(.25 )	11.26	.52 [7]	12,665	.25 [8]	.24 [8]	4.48 [8]
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.52	12,196.24		.23	4.62
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	10,701.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	9,375.24		.24	4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	7,866.22		.22	2.92
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	7,934.20		.20	1.72
Class 529-A:
6/30/2026[5,6]	11.45	.23	(.19 )	.04	(.23 )	—	(.23 )	11.26	.33 [7]	1,283	.62 [8]	.62 [8]	4.10 [8]
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.11	1,277.63		.62	4.23
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.10	1,220.65		.64	4.27
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.66	1,181.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	1,156.62		.62	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,473.59		.59	1.31
Class 529-C:
6/30/2026[5,6]	11.45	.19	(.20 )	(.01 )	(.18 )	—	(.18 )	11.26	(.05 )[7]	35	1.40 [8]	1.39 [8]	3.33 [8]
12/31/2025	11.14	.39	.30	.69	(.38 )	—	(.38 )	11.45	6.30	35	1.40	1.38	3.48
12/31/2024	11.49	.40	(.36 )	.04	(.39 )	—	(.39 )	11.14	.35	37	1.40	1.39	3.52
12/31/2023	11.38	.33	.10	.43	(.32 )	—	(.32 )	11.49	3.87	40	1.42	1.42	2.90
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21 )	(.02 )	(.23 )	11.38	(13.38)	45	1.38	1.38	1.72
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.73)	70	1.34	1.34	.56
Refer to the end of the table(s) for footnote(s).

121	The Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
6/30/2026[5,6]	$11.45	$.22	$(.19 )	$.03	$(.22 )	$—	$(.22 )	$11.26	.22%[7]	$30	.84%[8]	.83%[8]	3.88%[8]
12/31/2025	11.14	.46	.30	.76	(.45 )	—	(.45 )	11.45	6.90	30.84		.82	4.04
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.91	30.84		.83	4.08
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.46	33.84		.84	3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28 )	(.02 )	(.30 )	11.38	(12.88)	34.81		.81	2.30
12/31/2021	13.79	.15	(.31 )	(.16 )	(.16 )	(.08 )	(.24 )	13.39	(1.19)	46.79		.79	1.11
Class 529-F-2:
6/30/2026[5,6]	11.45	.25	(.20 )	.05	(.24 )	—	(.24 )	11.26	.47 [7]	262	.34 [8]	.34 [8]	4.38 [8]
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.41	244.35		.34	4.52
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	199.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	5.00	168.33		.32	4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.45)	147.32		.32	2.81
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.73 )	177.33		.33	1.58
Class 529-F-3:
6/30/2026[5,6]	11.45	.25	(.19 )	.06	(.25 )	—	(.25 )	11.26	.48 [7]	— [10]	.31 [8]	.30 [8]	4.40 [8]
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.45	— [10]	.30	.29	4.55
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.45	— [10]	.29	.28	4.62
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03	— [10]	.29	.28	4.05
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.42)	— [10]	.27	.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.69 )	— [10]	.27	.27	1.62
Class R-1:
6/30/2026[5,6]	11.45	.19	(.19 )	— [9]	(.19 )	—	(.19 )	11.26	(.03 )[7]	44	1.34 [8]	1.33 [8]	3.38 [8]
12/31/2025	11.14	.40	.30	.70	(.39 )	—	(.39 )	11.45	6.36	44	1.34	1.33	3.54
12/31/2024	11.49	.41	(.36 )	.05	(.40 )	—	(.40 )	11.14	.41	51	1.34	1.33	3.59
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.96	50	1.33	1.33	3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.31)	37	1.31	1.31	1.83
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	42	1.29	1.29	.62
Class R-2:
6/30/2026[5,6]	11.45	.19	(.19 )	— [9]	(.19 )	—	(.19 )	11.26	(.03 )[7]	280	1.34 [8]	1.34 [8]	3.38 [8]
12/31/2025	11.14	.40	.30	.70	(.39 )	—	(.39 )	11.45	6.36	292	1.34	1.33	3.54
12/31/2024	11.49	.41	(.36 )	.05	(.40 )	—	(.40 )	11.14	.42	300	1.33	1.32	3.59
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.95	313	1.33	1.33	3.00
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	319	1.33	1.33	1.79
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	409	1.30	1.30	.60
Class R-2E:
6/30/2026[5,6]	11.45	.21	(.20 )	.01	(.20 )	—	(.20 )	11.26	.12 [7]	36	1.05 [8]	1.04 [8]	3.68 [8]
12/31/2025	11.14	.43	.30	.73	(.42 )	—	(.42 )	11.45	6.68	39	1.04	1.03	3.83
12/31/2024	11.49	.44	(.36 )	.08	(.43 )	—	(.43 )	11.14	.70	37	1.05	1.04	3.88
12/31/2023	11.38	.37	.10	.47	(.36 )	—	(.36 )	11.49	4.26	36	1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25 )	(.02 )	(.27 )	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31 )	(.19 )	(.13 )	(.08 )	(.21 )	13.39	(1.40)	44	1.00	1.00	.90
Class R-3:
6/30/2026[5,6]	11.45	.22	(.20 )	.02	(.21 )	—	(.21 )	11.26	.19 [7]	513	.90 [8]	.89 [8]	3.83 [8]
12/31/2025	11.14	.45	.30	.75	(.44 )	—	(.44 )	11.45	6.83	524.89		.88	3.98
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.86	508.89		.88	4.03
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.42	523.89		.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27 )	(.02 )	(.29 )	11.38	(12.93)	518.87		.87	2.25
12/31/2021	13.79	.14	(.31 )	(.17 )	(.15 )	(.08 )	(.23 )	13.39	(1.25)	673.85		.85	1.05
Refer to the end of the table(s) for footnote(s).

The Bond Fund of America	122

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
6/30/2026[5,6]	$11.45	$.23	$(.19 )	$.04	$(.23 )	$—	$(.23 )	$11.26	.35%[7]	$554	.59%[8]	.58%[8]	4.14%[8]
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.16	558.59		.58	4.28
12/31/2024	11.49	.49	(.36 )	.13	(.48 )	—	(.48 )	11.14	1.16	509.59		.58	4.33
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.73	510.58		.58	3.76
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.67)	476.57		.57	2.55
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.94 )	588.54		.54	1.35
Class R-5E:
6/30/2026[5,6]	11.45	.24	(.19 )	.05	(.24 )	—	(.24 )	11.26	.44 [7]	222	.40 [8]	.39 [8]	4.33 [8]
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.37	225.39		.38	4.48
12/31/2024	11.49	.51	(.36 )	.15	(.50 )	—	(.50 )	11.14	1.36	206.39		.38	4.53
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.94	183.39		.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.50)	150.37		.37	2.77
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.75 )	160.34		.34	1.60
Class R-5:
6/30/2026[5,6]	11.45	.25	(.19 )	.06	(.25 )	—	(.25 )	11.26	.49 [7]	309	.30 [8]	.29 [8]	4.43 [8]
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.47	297.30		.29	4.58
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.46	315.30		.29	4.63
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.04	303.29		.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.40)	283.27		.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.65 )	373.25		.25	1.69
Class R-6:
6/30/2026[5,6]	11.45	.25	(.19 )	.06	(.25 )	—	(.25 )	11.26	.52 [7]	23,232	.25 [8]	.24 [8]	4.48 [8]
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.52	21,024.24		.23	4.63
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	18,709.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	16,255.24		.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	14,744.22		.22	2.93
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	15,035.20		.20	1.71

Portfolio turnover rate for all share classes[11,12]	Six months ended June 30, 2026[5,6,7,13]	Year ended December 31,
		2025[13]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	39%	90%	69%	91%	74%	74%
Including mortgage dollar roll transactions	97%	228%	370%	466%	412%	368%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $0.01.
[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

123	The Bond Fund of America

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

The Bond Fund of America	124

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

125	The Bond Fund of America

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Bond Fund of America	126

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 04, 2026